Semi-Annual Report as of
February 29, 2000
(Unaudited)
SEI TAX EXEMPT
TRUST



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Tax Free Fund
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California Tax Exempt Fund
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Institutional Tax Free Fund
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Pennsylvania Tax Free Fund
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Intermediate-Term Municipal Fund
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Pennsylvania Municipal Bond Fund
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Massachusetts Municipal Bond Fund
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New Jersey Municipal Bond Fund
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New York  Municipal Bond Fund
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California Municipal Bond Fund
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(LOGO) [GRAPHIC OMITTED]

TABLE OF CONTENTS
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SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

Statement of Net Assets..............................................     1
Statement of Assets and Liabilities..................................    65
Statement of Operations..............................................    66
Statement of Changes in Net Assets...................................    69
Financial Highlights.................................................    72
Notes to Financial Statements........................................    76

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Tax Free Fund
--------------------------------------------------------------------------------
                                        FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.1%
ALABAMA -- 0.1%
   Tuscaloosa County, Industrial
     Development Authority, Field
     Container Corporation
     Project, RB (A) (B) (C)
     3.900%, 03/07/00                $   850       $   850
                                                   -------
ARIZONA -- 2.2%
   Phoenix, Multi-Family Housing
     Development Authority,
     Del Mar Terrace Project,
     Ser A, RB (A) (B) (C)
     3.800%, 03/07/00                  5,200         5,200
   Pinal County, Industrial
     Development Authority,
     Pollution Control Revenue,
     Newmont Project, RB (A) (B) (C)
     3.900%, 03/01/00                  4,300         4,300
   Pinal County, Industrial
     Development Authority,
     Pollution Control Revenue,
     Newmont Project,
     Ser A, RB (A) (B) (C)
     3.900%, 03/01/00                  2,300         2,300
   Tuscon, Industrial Development
     Authority, Tuscon City Center
     Parking Project,
     Ser A, RB (A) (B) (C)
     3.975%, 03/07/00                 3,800         3,800
   Tucson, Street & Highway
     Authority, User Revenue
     Project, Ser B, RB
     Pre-Refunded @ 101 (D)
     6.750%, 07/01/00                 1,000         1,018
                                                  -------
                                                   16,618
                                                  -------
COLORADO -- 5.3%
   Boulder County, Development
     Authority, Geological Society of
     America Project,
     Ser 92, RB (A) (B) (C)
     4.000%, 12/01/00                 1,635         1,635
   Castle Pines, North Metropolitan
     District Authority, GO (A) (B) (C)
     3.950%, 03/07/00                14,800        14,800
   Colorado State, Health Facilities
     Authority, Christian Living
     Project, Ser 97, RB (A) (B) (C)
     3.000%,  07/01/00                2,690         2,690
   Colorado State, Health Facilities
     Authority, Visiting Nurse
     Corporation Project, RB (A) (B) (C)
     3.850%, 03/01/00                   550           550

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Colorado State, Housing Finance
     Authority, Multi-Family
     Housing, Woodstream Project,
     RB (A) (B) (C)
     3.850%, 03/07/00                $ 2,500      $  2,500
   Denver City & County,
     Airport System, Sub-Ser B,
     RB (A) (B) (C)
     3.850%, 03/07/00                  2,315         2,315
   Denver City & County,
     Multi-Family Housing Authority,
     Ogden Residence Project,
     Ser 85-B, RB (A) (B) (C)
     3.900%, 03/01/00                  6,995         6,995
   Dove Valley, Metropolitan District
     Authority, Arapahoe County
     Project, Ser C, GO (A) (B) (C)
     3.950%, 11/01/00                  2,335         2,335
   Fraser, Industrial Development
     Authority, Safeway Incorporated
     Project, RB (A) (B) (C)
     4.100%, 06/01/00                    985           985
   Panorama, Metropolitan District
     Authority, Ser A, GO (A) (B) (C)
     4.000%, 12/01/00                  3,275         3,275
   Summit County, Recreational
     Facility Authority, Copper
     Mountain Incorporated
     Project, RB (A) (B) (C)
     3.800%, 03/07/00                  2,075         2,075
                                                   -------
                                                    40,155
                                                   -------
DELAWARE -- 1.5%
   Delaware State, Economic
     Development Authority,
     Peninsula United Methodist
     Project, Ser B, RB (A) (B) (C)
     3.950%, 03/07/00                  6,605         6,605
   Delaware State, Economic
     Development Authority,
     School House Project,
     RB (A) (B) (C)
     4.000%, 03/07/00                 3,800         3,800
   New Castle County, GO
     6.200%, 10/15/00                 1,000         1,014
                                                  -------
                                                   11,419
                                                  -------
FLORIDA -- 7.2%
   Alachua County, Industrial
     Development Authority,
     Florida Convention Centers
     Project, RB (A) (B) (C)
     3.650%, 03/07/00                    800         800

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Capital Trust Agency, Multi-Family
     Housing Authority, Community
     Loan Project, RB (A) (B)
     4.040%, 03/07/00                $ 9,000       $ 9,000
   Florida State, Housing Finance
     Agency, Multi-Family Housing,
     Lakeside Project, RB (A) (B) (C)
     3.975%, 03/07/00                  1,130         1,130
   Florida State, Multi-Family
     Housing Finance Authority,
     RB (A) (B) (C)
     3.800%, 03/07/00                 12,090        12,090
   Fort Pierce, Health Facilities
     Authority, New Horizons
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  2,000         2,000
   Jacksonville, Industrial
     Development Authority,
     Trailer Marine-Crowly Project,
     RB (A) (B) (C)
     3.500%, 03/07/00                  3,600         3,600
   Orange County, Health Facilities
     Authority, SHCC Services
     Incorporated Project, RB (A) (B) (C)
     3.900%,03/07/00                   3,610         3,610
   Orange County, Industrial
     Development Authority,
     Central Florida YMCA Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  9,550         9,550
   Orange County, Industrial
     Development Authority,
     University of Central Florida
     Foundation Project,
     Ser A, RB (A) (B) (C)
     3.950%, 03/07/00                  2,000         2,000
   Orange County, Multi-Family
     Housing Authority,
     Post Fountains Project,
     RB, FNMA (A) (B) (E)
     3.950%, 03/07/00                  2,200         2,200
   Orange County, Multi-Family
     Housing Authority,
     Post Lake Apartments Project,
     RB, FNMA (A) (B) (E)
     3.950%, 03/07/00                  1,500         1,500
   Palm Beach County, Economic
     Development Authority,
     YMCA Boynton Beach Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  1,700         1,700
   Palm Beach County, Revenue
     Authority, Jewish Community
     Campus Project, RB (A) (B) (C)
     3.800%, 03/07/00                  1,500         1,500

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Pasco County, Multi-Family
     Housing Authority,
     Carlton Arms Magnolia Project,
     RB (A) (B) (C)
     3.975%, 03/07/00                $ 1,000      $  1,000
   Pinellas County, Health Facilities
     Authority, Pooled Hospital
     Loan Project, RB (A) (B) (C)
     3.900%, 03/01/00                  1,500         1,500
   Sarasota, Education Facilities
     Authority, Ringling School of
     Art & Design, RB (A) (B) (C)
     3.950%, 03/07/00                  1,500         1,500
   Volusia County, Housing Finance
     Authority, Sun Pointe
     Apartments Project,
     Ser H, RB (A) (B) (C)
     3.850%, 03/07/00                    250           250
                                                  --------
                                                    54,930
                                                  --------
GEORGIA -- 9.1%
   Atlanta, Urban Residential Finance
     Authority, Sylvan Circle
     Apartments Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  1,410         1,410
   Brooks County, Development
     Authority, Presbyterian Home
     Quitman Incorporated Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  2,600         2,600
   Catoosa County, Industrial
     Development Authority,
     Galaxy Carpet Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  6,500         6,500
   Clayton County, Hospital Authority,
     Southern Regional Medical
     Center Project,
     Ser B, RB (A) (B) (C)
     3.950%, 03/07/00                  3,775         3,775
   Cobb County, Healthcare
     Facilities For The Elderly,
     Presbyterian Village Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  2,870         2,870
   Cobb County, Multi-Family
     Housing Authority,
     Post Mill Project,
     RB, FNMA (A) (B) (E)
     3.950%, 03/07/00                    600           600
   DeKalb County, Development
     Authority, American Cancer
     Society Project, RB (A) (B) (C)
     3.950%, 03/07/00                  1,400         1,400

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--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   DeKalb County, Industrial
     Development Authority,
     Dart Container Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                $ 1,000       $ 1,000
   DeKalb County, Multi-Family
     Housing Authority, Post Brook
     Project, RB, FNMA (A) (B) (E)
     3.950%, 03/07/00                  1,600         1,600
   DeKalb County, Multi-Family
     Housing Authority, Post Walk
     Project, RB, FNMA (A) (B) (E)
     3.950%, 03/07/00                  2,300         2,300
   Floyd County, Development
     Authority, Berry College Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  1,800         1,800
   Fulton County, Development
     Authority, Arthritis Foundation
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  1,000         1,000
   Fulton County, Development
     Authority, Robert W. Woodruff
     Arts Center Project, RB (A) (B) (C)
     3.950%, 03/07/00                  6,550         6,550
   Fulton County, Multi-Family
     Housing Authority, Holcombs
     Landing Apartments Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                  2,200         2,200
   Georgia State, Ser B, GO
     4.250%, 08/01/00                  1,680         1,682
   Gordon County, Hospital
     Authority, Adventist Health
     System Project,
     Ser A, RB (A) (B) (C)
     3.980%, 03/07/00                  1,285         1,285
   Gordon, Industrial Development
     Authority, Federal Paper Board
     Incorporated Project, Ser 92,
     RB (A) (B) (C)
     4.000%, 03/07/00                  2,000         2,000
   Gwinnett County, Industrial
     Development Authority, Wesleyan
     School Project, RB (A) (B) (C)
     3.950%,  03/07/00                   650           650
   Gwinnett County, Multi-Family
     Housing Authority, Post Chase
     Project, RB, FNMA (A) (B) (E)
     3.950%, 03/07/00                  3,000         3,000
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry
     Project, RB (A) (B) (C)
     4.350%, 01/15/01                  6,400         6,400

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Monroe County, Industrial Development
     Authority, Baptist Village Income
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                $ 1,600       $ 1,600
   Newton, Industrial Development
     Authority, H.B. Fuller Project,
     Ser 84, RB (A) (B) (C)
     4.000%, 03/07/00                  3,100         3,100
   Richmond County, Industrial
     Development Authority,
     Federal Paper Board Project,
     Ser 92, RB (A) (B) (C)
     4.000%, 03/07/00                  1,000         1,000
   Roswell, Multi-Family Housing
     Authority, Post Canyon Project,
     RB, FNMA (A) (B) (E)
     3.950%, 03/07/00                  1,900         1,900
   Savannah, Economic Development
     Authority, Pollution Control,
     Savannah Electric & Prower
     Project, RB (A) (B)
     3.850%,  03/07/00                 2,950         2,950
   Savannah, Multi-Family Housing
     Authority, Somerset Place Project,
     Ser A, RB, FNMA (A) (B) (E)
     3.950%, 03/07/00                  1,700         1,700
   Savannah, Multi-Family Housing
     Authority, Somerset Wharf Project,
     Ser B, RB, FNMA (A) (B) (E)
     3.950%, 03/07/00                  2,500         2,500
   Smyrna, Multi-Family Housing
     Authority, F&M Villages Project,
     RB, FNMA (A) (B) (E)
     3.950%, 03/07/00                  1,800         1,800
   Thomasville, Hospital Revenue
     Authority, J.D. Archbold Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  2,200         2,200
                                                   -------
                                                    69,372
                                                   -------
HAWAII -- 2.4%
   Hawaii State, Department of Budget
     & Finance Special Purpose,
     Queens Health System Project,
     Ser A, RB (A) (B)
     4.000%, 03/07/00                 16,940        16,940
   Hawaii State, Department of
     Budget & Finance Authority,
     Kuakini Medical Center Project,
     RB, FGIC (A) (B)
     3.650%, 03/07/00                  1,260         1,260
   Hawaii State, Ser CD, GO
     4.700%, 02/01/01                    700           703
                                                   -------
                                                    18,903
                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
ILLINOIS -- 12.7%
   Cook County, Community
     Constraction School District
     No. 021, Operations Maintenance
     Project, TAW
     4.100%, 11/01/00                $ 1,975       $ 1,975
   Cook & DeKalb County,
     Kane McHenry School District
     No. 300, TAW
     4.990%, 09/28/00                  7,000         7,021
   East Peoria, Multi-Family Housing
     Authority, Radnor East Project,
     RB (A) (B) (C)
     4.100%, 03/07/00                  1,395         1,395
   Huntley Valley, Kane McHenry
     Special Service Area No. 10,
     Ser B, GO (A) (B) (C)
     3.900%, 03/07/00                  1,060         1,060
   Illinois State, Development Finance
     Authority, AMR Pooled Finance
     Project, Ser A, RB (A) (B)
     3.950%, 03/07/00                 25,325        25,325
   Illinois State, Development
     Financing Authority,
     Dart Container Project,
     RB (A) (B) (C)
     4.025%, 03/07/00                  1,300         1,300
   Illinois State, Development Finance
     Authority, Field Container Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                  1,500         1,500
   Illinois State, Development Finance
     Authority, McCormick
     Theological Project,
     Ser A, RB (A) (B) (C)
     3.900%, 03/07/00                  3,780         3,780
   Illinois State, Development Finance
     Authority, North Shore Senior
     Center Project, RB (A) (B) (C)
     3.900%, 03/07/00                  7,000         7,000
   Illinois State, Educational Facilities
     Authority, Art Institute of Chicago
     Project, RB (A) (B) (C)
     3.850%, 03/07/00                  2,000         2,000
   Illinois State, Educational Facilities
     Authority, Robert Morris College
     Project, RB, MBIA
     4.625%, 06/01/00                    780           783
   Illinois State, Finance Authority,
     Adventist Health System Project,
     Ser A, RB, MBIA (A) (B)
     3.980%, 03/07/00                 15,000        15,000

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Illinois State, Health Facilities
     Authority, Glenoaks Medical
     Project, Ser D,
     RB Pre-Refunded @ 102 (D)
     9.500%, 11/15/00                $ 1,595       $ 1,687
   Illinois State, Health Facilities
     Authority, Riverside Health
     Systems Project, RB (A) (B) (C)
     3.950%, 03/07/00                  1,800         1,800
   Schaumburg, Ser A, GO (A) (B) (C)
     3.900%,  03/07/00                 7,500         7,500
   Skokie, Economic Development
     Authority, Skokie Fashion
     Square Project, RB (A) (B) (C)
     4.225%, 03/07/00                  4,350         4,350
   Winnebago & Boone County,
     School District No. 20, TAW
     6.100%, 10/31/00                 13,400        13,471
                                                   -------
                                                    96,947
                                                   -------
INDIANA -- 3.3%
   Bartholomew County, Consolidated
     School Corporation Authority, TAW
     4.600%, 06/30/00                  2,718         2,720
     4.500%, 12/29/00                  2,718         2,721
   Carmel Clay, School Authority, TAW
     4.550%, 12/29/00                  5,500         5,504
   Indiana, Board Bank Authority,
     Special Program Project,
     Ser A, RB
     5.000%, 02/01/01                  2,500         2,518
   Indiana, Health Facilities Finance
     Authority, Lutherwood Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  1,070         1,070
   Indiana, Industrial Development
     Finance Authority, Goodwill
     Industries Center Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  2,000         2,000
   Indianapolis, Industrial
     Development Authority,
     Local Public Improvement Project,
     Ser B, RB, MBIA
     3.350%, 06/01/00                  1,550         1,550
   Merrillville, Community School
     Authority, TAW
     4.500%, 06/30/00                  2,300         2,301
     4.500%, 12/29/00                  2,300         2,301
   Portage, Economic Development
     Authority, RB (A) (B) (C)
     4.050%, 03/07/00                    415           415

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Valparaiso, Community Schools
     Authority, TAW
     4.320%, 12/29/00                $ 1,795       $ 1,795
                                                   -------
                                                    24,895
                                                   -------
IOWA -- 3.6%
   Chillicothe, Pollution Control
     Authority, Iowa-Illinois
     Gas & Electric Company Project,
     RB (A) (B)
     4.000%, 03/07/00                  6,850         6,850
   Chillicothe, Pollution Control
     Authority, Midwest Power
     Systems Project, Ser A, RB (A) (B)
     3.900%, 03/07/00                  1,600         1,600
   Council Bluffs, Pollution Control
     Authority, Iowa-Illinois
     Gas & Electric Company Project,
     RB (A) (B)
     4.000%, 03/07/00                  4,950         4,950
   Iowa State, Finance Revenue
     Authority, Burlington Medical
     Center Project, RB, FSA (A) (B)
     3.950%, 03/01/00                  3,400         3,400
   Iowa State, Higher Education
     Authority, Saint Ambrose Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                  5,295         5,295
     4.000%, 03/07/00                  1,500         1,500
   Louisa County, Pollution Control
     Authority, Iowa & Illinois Gas &
     Electric Company Project,
     RB (A) (B)
     3.950%, 03/07/00                  3,900         3,900
                                                   -------
                                                    27,495
                                                   -------
KANSAS -- 1.1%
   Olathe, Recreational Facility
     Authority, YMCA Greater
     Kansas City Project,
     Ser B, RB (A) (B) (C)
     4.000%, 03/01/00                  1,300         1,300
   Salina, Central Mall Dillard,
     Ser 84, RB (A) (B) (C)
     4.100%, 03/07/00                    495           495
   Saline County, Union School
     District Authority, GO, FSA
     4.250%, 09/01/00                  1,100         1,102
   Wamego, Pollution Control
     Authority, Utilicorp United Project,
     RB (A) (B) (C)
     3.850%, 03/07/00                  2,000         2,000

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Wyandotte County, Kansas-City
     United Government Project,
     Ser NNN, GO
     3.750%, 08/01/00                $ 2,563       $ 2,563
   Wyandotte County, Kansas-City
     United Government Project,
     Ser S, GO
     3.750%, 08/01/00                  1,050         1,050
                                                   -------
                                                     8,510
                                                   -------
KENTUCKY -- 0.9%
   Jefferson County, Industrial
     Development Authority,
     BelKnap Project, RB (A) (B) (C)
     3.550%, 03/07/00                  2,213         2,213
   Kentucky State, Economic
     Development Finance Authority,
     Adventist Health Systems,
     Ser A, RB (A) (B) (C)
     3.980%, 03/07/00                  1,440         1,440
   Lexington-Fayette Urban County,
     Government Industrial Building
     Authority, American Horse Shows
     Assosiation Project, RB (A) (B) (C)
     3.900%, 03/07/00                  2,725         2,725
   Louisville, Multi-Family Housing
     Authority, Station House Square
     Project, RB (A) (B) (C)
     3.900%, 03/01/00                    880           880
                                                   -------
                                                     7,258
                                                   -------
LOUISIANA -- 0.7%
   Jefferson Parish, GO, FGIC
     6.150%, 09/01/00                  2,345         2,367
   New Orleans, Aviation Board
     Authority, Ser C, RB, MBIA (A) (B)
     3.900%, 03/07/00                  1,135         1,135
   New Orleans, Industrial
     Development Authority,
     Spectrum Control Technology
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  1,600         1,600
                                                   -------
                                                     5,102
                                                   -------
MARYLAND -- 1.6%
   Annapolis, Forest Gemini Facility
     Project, RB (A) (B) (C)
     3.650%, 03/07/00                    850           850
   Anne Arundel County,
     Kellington Association Project,
     RB (A) (B) (C)
     3.650%, 03/07/00                  1,250         1,250

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Anne Arundel County, Pollution
     Control Authority,
     Baltimore Gas & Electric Project,
     Ser 84, RB (A) (B)
     3.520%, 07/01/00                $ 1,500       $ 1,500
   Maryland State, Health & Higher
     Education Authority, Stellas Maris
     Project, RB (A) (B) (C)
     4.750%, 03/01/00                  3,200         3,212
   Montgomery County, Multi-Family
     Housing Authority, Community
     Opportunity Oakwood Project,
     Ser A, RB (A) (B) (C)
     3.900%, 03/07/00                  1,750         1,750
   Prince George County, Parsons
     Paper Facility Project,
     RB (A) (B) (C)
     3.800%, 03/07/00                  3,700         3,700
                                                   -------
                                                    12,262
                                                   -------
MASSACHUSETTS -- 0.4%
   Massachusetts State, Health &
     Education Facilities Authority,
     Capital Asset Project, Ser F, RB,
     MBIA Pre-Refunded @ 102 (D)
     7.300%, 04/01/00                  1,950         1,994
   Massachusetts State,
     Ser A, GO, FGIC
     7.000%, 03/01/00                  1,000         1,000
                                                   -------
                                                     2,994
                                                   -------
MICHIGAN -- 2.1%
   Bay City, School District
     Authority, GO
     4.600%, 08/22/00                  3,000         3,001
   Farmington Hills, Hospital Finance
     Authority, Botsford General
     Hospital, Ser B, RB, MBIA (A) (B)
     3.900%, 03/01/00                  3,000         3,000
   Jackson County, Economic
     Development Authority,
     Limited Thrifty Leoni Project,
     RB (A) (B) (C)
     3.975%, 03/07/00                    800           800
   Michigan State, Job Development
     Authority, East Lansing
     Residential Project, RB (A) (B) (C)
     3.450%, 03/07/00                  1,000         1,000
   Northville Township, Economic
     Development Authority,
     Thrifty Northville Project,
     RB (A) (B) (C)
     3.975%, 03/07/00                  1,000         1,000

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Sterling Heights, Economic
     Development Authority,
     Sterling Shopping Center Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                $ 5,170       $ 5,170
   Walled Lake, Consolidated School
     District Authority, Ser II, GO
     Pre-Refunded @ 102 (D)
     7.000%, 05/01/00                  1,000         1,025
   Whitehall, Schools District
     Authority, GO
     4.400%, 06/30/00                  1,250         1,252
                                                   -------
                                                    16,248
                                                   -------
MINNESOTA -- 0.5%
   Eagan County, Yankee Square Inn
     Project, RB (A) (B) (C)
     3.850%, 03/07/00                    925           925
   Mendota Height, Multi-Family
     Housing Authority, Lexington
     Height Appartment Project,
     RB (A) (B) (C)
     3.850%, 03/07/00                  3,000         3,000
                                                   -------
                                                     3,925
                                                   -------
MISSISSIPPI -- 0.4%
   Mississippi State, Lease Authority,
     Ser B, COP, AMBAC
     5.625%, 04/15/00                  2,730         2,736
                                                   -------
MISSOURI -- 3.0%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
     4.050%, 03/07/00                  1,500         1,500
   Missouri State, Health & Education
     Facilities Authority,
     Drury College Project,
     RB (A) (B) (C)
     4.000%, 03/01/00                    300           300
   Missouri State, Health & Education
     Facilities Authority,
     Francis Howell R III Project,
     Ser E, RB
     4.250%, 09/19/00                  3,000         3,008
   Missouri State, Health & Education
     Facilities Authority, Kansas-City
     Art Institute Project, RB (A) (B) (C)
     4.000%, 03/01/00                  2,100         2,100
   Missouri State, Health & Education
     Facilities Authority,
     Pooled Hospital Loan Program,
     Ser A, RB (A) (B)
     3.950%, 03/07/00                  9,000         9,000

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Saint Louis, Grantor Trust, Ser 96-A,
     COP (A) (B) (C)
     4.050%, 03/07/00                $ 2,480       $ 2,480
   Saint Louis County, Industrial
     Development Authority,
     Friendship Village Project,
     Ser B, RB (A) (B) (C)
     3.880%, 03/07/00                  4,725         4,725
                                                   -------
                                                    23,113
                                                   -------
NEBRASKA -- 0.4%
   Nebraska State, Educational Finance
     Authority, Creighton University
     Project, Ser A, RB, AMBAC (A) (B)
     4.000%, 03/07/00                  3,450         3,450
                                                   -------
NEVADA -- 0.5%
   Clark County, Flood Control
     Project, GO
     5.900%, 11/01/00                  3,310         3,354
   Washoe County, Public
     Improvements Authority,
     GO, MBIA
     8.250%, 06/01/00                    400           405
                                                   -------
                                                     3,759
                                                   -------
NEW HAMPSHIRE -- 0.2%
   Dover, TAN
     4.350%, 06/21/00                  1,500         1,502
                                                   -------
NEW JERSEY -- 0.8%
   New Jersey State, Economic
     Development Authority,
     Carolina Freight Project,
     RB (A) (B) (C)
     4.025%, 12/01/00                    455           455
   New Jersey State, Economic
     Development Authority,
     Dates-Tru Urban Renewal Project,
     RB (A) (B) (C)
     3.750%, 03/07/00                  1,000         1,000
   New Jersey State, Wastewater
     Treatment Authority,
     RB Pre-Refunded @ 101.50 (D)
     6.875%, 06/15/00                  1,215         1,245
   North Hudson, Sewer Authority,
     BAN
     4.250%, 03/31/00                  3,100         3,100
                                                   -------
                                                     5,800
                                                   -------
NEW YORK -- 1.4%
   Nassau County, BAN
     4.250%, 05/16/00                  5,500         5,506

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New York State, Commercial
     General Services, Executive
     Department Project, COP
     4.500%, 09/01/00                $ 3,000       $ 3,007
   Rensselaer County, Industrial
     Development Authority,
     Brunswick Senior Housing
     Project, Ser A, RB (A) (B) (C)
     3.900%, 03/01/00                  2,530         2,530
                                                   -------
                                                    11,043
                                                   -------
NORTH CAROLINA -- 0.2%
   Beaufort, Pollution Control
     Authority, Texas Gulf Incorporated
     Project, RB (A) (B) (C)
     3.950%, 12/01/00                  1,575         1,575
                                                   -------
OHIO -- 3.2%
   Cincinnati & Hamilton County,
     Port Authority, CEI Realty
     Association Project, RB (A) (B) (C)
     3.850%, 03/01/00                  1,070         1,070
   Cuyahoga County, Ohio
     Continuing Care Facilities,
     Eliza Jennings Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                 12,400        12,400
   Franklin County, Hospital Revenue
     Authority, US Health Corporation
     Project, Ser B, RB (A) (B) (C)
     4.500%, 06/01/00                  2,350         2,352
   Highland County, Industrial
     Development Authority,
     Lancaster Colony Corporation
     Project, RB (A) (B) (C)
     3.600%, 03/01/00                    700           700
   Lima, Refunding & Improvement
     Authority, Lima Memorial
     Hospital Project, RB (A) (B) (C)
     3.950%, 03/07/00                  2,000         2,000
   Marysville, Village School
     District, BAN
     3.610%, 06/01/00                  1,400         1,401
   Montgomery County,
     Miami Valley Hospital Project,
     Ser A, RB (A) (B)
     3.800%, 03/01/00                  1,500         1,500
   Summit County, Industrial
     Development Authority,
     Arlington Plaza Project,
     RB (A) (B) (C)
     3.700%, 03/01/00                  2,070         2,070

STATEMENT OF NET ASSETS

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Westlake, Industrial Development
     Authority, Nordson Corporation
     Project, RB (A) (B) (C)
     4.000%, 03/07/00                 $  850       $   850
                                                   -------
                                                    24,343
                                                   -------
OKLAHOMA -- 1.3%
   Oklahoma, Development Finance
     Authority, Baptist Retirement
     Center Project, RB
     4.550%, 03/01/01                  1,005         1,005
   Oklahoma State, Development
     Finance Authority, Oklahoma
     Hospital Association Project,
     Ser A, RB (A) (B) (C)
     3.950%, 03/07/00                  3,300         3,300
   Tulsa City, Industrial Healthcare
     Authority, Laureate Psychiatric
     Project, RB (A) (B)
     4.100%, 08/15/00                  3,500         3,500
   Tulsa, Parking Revenue Authority,
     First Mortgage Williams Center
     Project, Ser A, RB (A) (B) (C)
     3.900%, 05/15/00                  1,900         1,900
                                                   -------
                                                     9,705
                                                   -------
OREGON -- 1.6%
   Clackamas County, Hospital Facility
     Authority, Senior Living Facility
     Mary Woods Project,
     Ser C, RB (A) (B) (C)
     4.100%, 03/07/00                  3,000         3,000
   Medford, Hospital Facilities
     Authority, Continued Care
     Retirement Project, RB (A) (B) (C)
     4.100%, 03/07/00                  9,100         9,100
                                                   -------
                                                    12,100
                                                   -------
PENNSYLVANIA -- 11.1%
   Allegheny County, Industrial
     Development Authority,
     Longwood At Oakmont Project,
     Ser A, RB (A) (B) (C)
     3.850%, 03/01/00                  1,000         1,000
   Allegheny County, Industrial
     Development Authority,
     Watson Rhenania Project,
     RB (A) (B) (C)
     4.050%, 03/07/00                  1,200         1,200
   Bucks County, Industrial
     Development Authority,
     Edgcomb Metals Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                  1,400         1,400

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Bucks County, Industrial
     Development Authority,
     CPC International Incorporated
     Project, Ser 85, RB (A) (B)
     3.570%, 03/07/00                $ 1,000       $ 1,000
   Butler County, Industrial
     Development Authority,
     Lutheran Welfare Project,
     Ser A, RB (A) (B) (C)
     3.950%, 03/07/00                 11,925        11,925
   Clarion County, Industrial
     Development Authority,
     Meritcare Project,
     Ser A, RB (A) (B) (C)
     3.950%, 03/07/00                  2,500         2,500
   Dauphin County, General
     Authority, Allhealth Pooled
     Finance Program,
     Ser B, RB, FSA (A) (B)
     3.950%, 03/07/00                  6,100         6,100
   Delaware Valley, Regional
     Government Finance,
     Ser A, RB (A) (B) (C)
     3.900%, 03/07/00                  1,000         1,000
   Easton, City School District
     Authority, GO, FGIC (A) (B)
     3.940%, 03/07/00                  1,600         1,600
   Hazleton, Industrial Development
     Authority, Prep School Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  1,900         1,900
   Lancaster County, Higher
     Education Authority, Franklin &
     Marshall College Project,
     RB (A) (B) (C)
     3.960%, 03/07/00                  1,645         1,645
   Lancaster, Hospital Authority,
     Health Center Luthercare Project,
     RB (A) (B) (C)
     3.960%, 03/07/00                  9,300         9,300
   Lebanon County, Health Facilities
     Authority, United Church of
     Christ Homes Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  4,900         4,900
   Lebanon County, Health Facilities
     Authority, United Church of
     Christ Project, RB (A) (B) (C)
     3.960%, 03/07/00                  1,500         1,500
   Lebanon County, Industrial
     Development Authority,
     Aluminum Company of America
     Project, Ser 92, RB (A) (B)
     4.040%, 03/07/00                  1,020         1,020

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Monroe County, Hospital Authority,
     Pocono Medical Center Project,
     Ser C, RB (A) (B) (C)
     3.950%, 03/07/00                $ 1,000       $ 1,000
   Montgomery County, Higher
     Education & Health Authority,
     Higher Education & Health Loan,
     Ser 96-A, RB (A) (B) (C)
     3.950%, 03/07/00                  2,400         2,400
   Montgomery County, Higher
     Education & Health Authority,
     Ser A, RB (A) (B) (C)
     3.950%, 03/07/00                  1,000         1,000
   Montgomery County, Industrial
     Development Authority,
     IKEA Property Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  4,900         4,900
   North Cumberland County,
     Industrial Development Authority,
     Atlas Development Association
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  1,420         1,420
   Northhampton County, Industrial
     Development Authority,
     Moravian Academy Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  2,050         2,050
   Pennsylvania State, Economic
     Development Authority,
     Mercy Health System Project,
     Ser E1, RB (A) (B) (C)
     3.950%, 03/07/00                  2,100         2,100
   Pennsylvania State, Higher
     Educational Facilities Authority,
     Association Independent Colleges
     Project, Ser-E3, RB (A) (B) (C)
     3.950%, 03/07/00                  5,000         5,000
   Pennsylvania State, Public School
     Building Authority, Parkland
     School District Project,
     Ser D, RB, FGIC (A) (B)
     3.940%, 03/07/00                  1,600         1,600
   Pennsylvania State,
     Ser A, COP, AMBAC
     4.625%, 07/01/00                  4,000         4,013
   Philadelphia, Industrial
     Development Authority,
     City Line Holiday Inn Project,
     Ser 96, RB (A) (B) (C)
     4.000%, 03/07/00                    100           100
   Philadelphia, Industrial
     Development Authority, Inglis
     House Project, RB (A) (B) (C)
     3.850%, 03/01/00                  6,000         6,000

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia, Industrial Development
     Authority, Paper Corporation
     of America Project, RB (A) (B) (C)
     3.950%, 03/07/00                $ 1,765       $ 1,765
   Scranton-Lackawana,
     Health & Welfare Authority,
     University of Scranton Project,
     RB (A) (B) (C)
     3.900%, 05/01/00                  1,000         1,000
   Union County, Hospital Authority,
     United Methodist Continuing
     Care Project, Ser B, RB (A) (B) (C)
     4.050%, 03/07/00                  2,575         2,575
                                                   -------


                                                    84,913
                                                   -------
RHODE ISLAND -- 0.1%
   Rhode Island State, Capital
     Development Loan Project,
     Ser B, GO, MBIA
     Pre-Refunded @ 102 (D)
     6.250%, 05/15/00                  1,000         1,026
                                                   -------
SOUTH CAROLINA -- 0.6%
   Florence County, Industrial
     Development Authority,
     La-Z-Boy Chair Project, RB (A) (B)
     3.950%, 03/07/00                  5,000         5,000
                                                   -------
TENNESSEE -- 3.9%
   Hamilton County, Industrial
     Development Authority,
     Trade Center Hotel Project,
     Ser C, RB (A) (B) (C)
     4.000%, 03/07/00                  4,852         4,852
   Hamilton County, Industrial
     Development Authority,
     Trade Center Hotel Project,
     Ser D, RB (A) (B) (C)
     4.000%, 03/07/00                  3,598         3,598
   Jackson County, Industrial
     Development Authority,
     Esselte Project, Ser B,
     RB (A) (B) (C)
     3.900%, 03/01/00                    900           900
   Knox County, Health & Education
     Housing Facilities Authority,
     Child and Family Services
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  1,000         1,000
   Knox County, Health & Education
     Housing Facilities Authority,
     THA Solutions Group Project,
     RB (A) (B)
     3.950%, 03/07/00                  9,100         9,100

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Knox County, Industrial
     Development Authority,
     Old Kingston Property Project,
     RB, FGIC (A) (B)
     3.850%, 03/07/00                $ 1,800       $ 1,800
   Knox County, Industrial
     Development Authority,
     Professional Plaza Project,
     RB, FGIC (A) (B)
     3.850%, 03/07/00                  3,300         3,300
   Metropolitan Nashville & Davidson
     County, Health & Education
     Facilities Board, Belmont
     University Project, RB (A) (B) (C)
     3.950%, 03/07/00                  3,100         3,100
   Metropolitan Nashville & Davidson
     County, Health & Education
     Facilities Board, Dede Wallace
     Healthcare System Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  1,300         1,300
   Metropolitan Nashville & Davidson
     County, Health & Education
     Facilities Board, Franklin Road
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                    840           840
                                                   -------
                                                    29,790
                                                   -------
TEXAS -- 3.6%
   Amarillo, Industrial Developemt
     Authority, Safeway Incorporated
     Project, RB (A) (B) (C)
     3.800%, 03/01/00                    880           880
   Bexar County, GO
     4.250%, 06/15/00                    980           981
   Brazo River, Hoffman-LaRoche
     Project, Ser 85, RB (A) (B) (C)
     3.975%, 03/07/00                  1,000         1,000
   Brazos, Industrial Development
     Authority, Badische Corporate
     Port Project, RB (A) (B) (C)
     3.500%, 03/07/00                  1,400         1,400
   Fort Worth, Ser A, GO
     5.500%, 03/01/00                  1,000         1,000
   Gulf Coast, Industrial Development
     Authority, Petrounited Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                  1,500         1,500
   Harris County, Multi-Family
     Housing, Woodgate Project,
     RB (A) (B) (C)
     4.225%, 03/07/00                  1,900         1,900

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   Tarrant County, Housing Finance
     Corporation Authority,
     Amherst Association Project,
     RB (A) (B) (C)
     3.850%, 03/07/00                $ 4,220       $ 4,220
   Texas State, Association of School
     Boards, Ser A, TAN
     4.500%, 08/31/00                  8,500         8,502
   Texas State, Ser A, TRAN
     4.500%, 08/31/00                  3,000         3,012
   Trinity River, Industrial
     Development Authority,
     Trinity River Project,
     RB (A) (B) (C)
     3.975%, 03/07/00                  2,900         2,900
                                                   -------
                                                    27,295
                                                   -------
UTAH -- 2.3%
   Nephi, Industrial Development
     Authority, Safeway Incorporated
     Project, RB (A) (B) (C)
     3.800%, 03/01/00                    605           605
   Salt Lake City, Industrial
     Development Authority,
     Park View Plaza Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  5,975         5,975
   Tremonton City, Industrial
     Development Authority, Safeway
     Incorporated Project, RB (A) (B) (C)
     4.100%, 06/01/00                    580           580
   Weber County, Hospital Authority,
     Health Services Project,
     Ser B, RB (A) (B)
     3.800%, 03/07/00                  3,000         3,000
   Weber County, Hospital Authority,
     Health Services Project,
     Ser C, RB (A) (B)
     3.800%, 03/07/00                  7,000         7,000
   West Valley, Industrial Development
     Authority, Johnson Matthey
     Project, RB (A) (B) (C)
     3.900%, 03/01/00                    200           200
                                                   -------
                                                    17,360
                                                   -------
VERMONT -- 1.9%
   Student Assistance Authority,
     Student Loan Bonds,
     Ser 85, RB (A) (B) (C)
     3.650%, 03/07/00                  4,625         4,625

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FACE
                                AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   Vermont State, Educational &
     Health Building Authority,
     Capital Asset Finance Project,
     Ser 1, RB (A) (B) (C)
     3.900%, 03/01/00                $10,010      $ 10,010
                                                  --------
                                                    14,635
                                                  --------
VIRGINIA -- 0.2%
   Stafford County, Industrial
     Development Authority,
     Safeway Incorporated
     Project, RB (A) (B) (C)
     4.100%, 06/01/00                  1,310         1,310
                                                  --------
WASHINGTON -- 3.2%
   Clark County, School District
     No. 119, TAN
     4.000%, 08/31/00                  1,545         1,545
   Port Moses Lake, Public Industrial
     Authority, Basic American Foods
     Project, RB (A) (B) (C)
     3.700%, 03/07/00                  4,200         4,200
   Washington State, Economic
     Development Finance Authority,
     Pioneer Human Services Project,
     Ser H, RB (A) (B) (C)
     3.950%, 03/01/00                  4,585         4,585
   Washington State, Healthcare
     Facilities Authority, Sisters of
     Providence, RB
     Pre-Refunded @ 102 (D)
     7.875%, 10/01/00                  1,000         1,036
   Washington State, Housing Finance
     Authority, Community Non-Profit
     Golden Sands Project,
     RB (A) (B) (C)
     3.950%, 03/01/00                  2,800         2,800
   Washington State, Housing Finance
     Community, Pioneer Human Services
     Project, Ser 91, RB (A) (B) (C)
     3.900%,03/07/00                     915           915
   Washington State, Non-Profit
     Housing Finance Authority,
     Emerald Heights Project,
     RB (A) (B) (C)
     3.850%, 03/01/00                  2,000         2,000
   Washington State, Non-Profit
     Housing Authority, YMCA
     Snohomish County Project,
     RB (A) (B) (C)
     3.950%, 03/01/00                  4,600         4,600
   Washington State, Public Power
     Supply System Authority,
     Nuclear Project No. 2, Ser A, RB
     Pre-Refunded @ 102 (D)
     7.375%, 07/01/00                  1,500         1,547

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Washington State, Public Power
     Supply System Authority,
     Nuclear Project No. 2, RB, FGIC
     Pre-Refunded @ 102 (D)
     7.250%, 07/01/00                $ 1,000      $  1,032
                                                  --------
                                                    24,260
                                                  --------
WEST VIRGINIA -- 0.7%
   West Virginia State, Building
     Community Lease, Regional Jail
     & Correction Facility, Ser A, RB,
     MBIA Pre-Refunded @ 102 (D)
     7.000%, 07/01/00                  1,300         1,339
   West Virginia State, Hospital Finance
     Authority, VHA Mid-Atlantic/
     Capital Project, Ser C,
     RB, AMBAC (A) (B)
     3.950%, 03/07/00                  4,000         4,000
                                                  --------
                                                     5,339
                                                  --------
WISCONSIN -- 3.9%
   Cudahy, School District Authority,
     TRAN
     4.140%, 06/29/00                  1,150         1,150
   Greendale, School District
     Authority, TRAN
     3.970%, 08/21/00                  4,700         4,701
   Hartland-Lakeside, Joint School
     District No. 3, TRAN
     3.980%, 09/21/00                  2,100         2,100
   Hortonville, School District
     Authority, TRAN
     4.040%, 10/27/00                  1,501         1,501
   Howard Suamico, School District
     Authority, TRAN
     4.010%, 08/23/00                  1,000         1,000
   Menasha, School District Authority,
     TRAN
     4.140%, 12/02/00                  1,150         1,150
   Milwaukee, Area Technical college
     Project, Ser A, GO
     4.200%, 06/01/00                    800           800
   Monona Grove, School District
     Authority, TRAN
     4.100%, 10/30/00                  1,700         1,701
   Northland Pines, School District
     Authority, TRAN
     4.000%, 09/08/00                  2,000         2,001
   Oak Creek, Waterworks System
     Authority, BAN
     3.900%, 09/01/00                  2,000         2,000
   Pleasant Prairie, BAN
     4.300%, 01/15/01                  5,200         5,200

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Tax Free Fund--Concluded
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Pulaski, Community School District
     Authority, TRAN
     3.900%, 08/30/00                $ 1,500       $ 1,500
   Village of Menomonee, Industrial
     Development Authority,
     Maysteel Corporation Project,
     RB (A) (B) (C)
     4.025%, 03/07/00                  1,900         1,900
   Wisconsin State, Health &
     Educational Facility Authority,
     Waukesha Project, Ser B,
     RB, AMBAC
     Pre-Refunded @ 102 (D)
     7.250%, 08/15/00                  1,000         1,035
   Wisconsin State, Health & Elderly
     Facilities Authority, Cedar Crest
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  1,000         1,000
   Wisconsin State, Public Power
     Supply System, Ser A,
     RB, AMBAC
     Pre-Refunded @ 102 (D)
     7.500%, 07/01/00                  1,000         1,031
                                                  --------
                                                    29,770
                                                  --------
WYOMING -- 0.1%
   Natrona County, School
     District No. 1, GO
     4.000%, 06/15/00                    515           516
                                                  --------
OTHER TERRITORIES -- 1.8%
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A) (B) (C)
     4.050%, 03/07/00                 13,770        13,770
                                                  --------
Total Municipal Bonds
   (Cost $771,993)                                 771,993
                                                  --------
Total Investments -- 101.1%
   (Cost $771,993)                                 771,993
                                                  --------
Other Assets and Liabilities, Net -- (1.1%)         (8,433)
                                                  --------

--------------------------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 763,730,590 outstanding
   shares of beneficial interest                  $763,598
Undistributed net investment income                     15
Accumulated net realized loss on
   investments                                         (53)
                                                  --------
 Total Net Assets -- 100.0%                       $763,560
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 29, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION  WITH A LETTER OF CREDIT
    FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED  SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


California Tax Exempt Fund

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.3%
CALIFORNIA -- 98.3%
   ABAG, Financial Authority For
     Non-Profit Corporations,
     American Baptist Homes
     West Project, Ser C, RB (A) (B) (C)
     3.200%, 03/01/00                 $  300        $  300
   Alameda County, Contra-Costa
     Schools Financing Authority,
     Improvements Financing Project,
     Ser B, COP (A) (B) (C)
     2.300%, 03/07/00                    355           355
   Alhambra, Industrial Development
     Authority, Sunclipse Project,
     RB (A) (B) (C)
     3.250%, 03/07/00                    100           100
   California State, GO
     4.250%, 10/01/00                    100           100
   California State, Metropolitan Water
     District, Waterworks Project,
     Ser C, RB (A) (B)
     2.000%, 03/07/00                    300           300
   California State, Pollution Control
     Financing Authority, Occidental
     Geography Project, RB (A) (B) (C)
     3.200%, 03/07/00                    100           100
   California State, Pollution Control
     Financing Authority, Pacific
     Gas & Electric Project,
     RB (A) (B) (C)
     3.200%, 03/01/00                    400           400
   Chico, Public Financial Authority,
     Southeast Chico Redevelopment
     Project, Ser B, RB
     Pre-Refunded @ 102 (D)
     7.400%, 04/01/00                    165           169
   Corona, Redevelopment Agency
     Authority, Crown Point Project,
     Ser 85, RB (A) (B) (C)
     3.250%,05/01/00                     495           495
   Fontana, Gaf Tax Exempt Bond
     Grantor Trust, Ser GA-7,
     RB (A) (B) (C)
     3.600%, 03/07/00                    440           440
   Fullerton, Industrial Development
     Authority, Sunclipse Project,
     Ser A, RB (A) (B) (C)
     3.250%, 03/07/00                    200           200
   Huntington Park, Public Financing
     Authority Lease, Parking Project,
     Ser A, RB (A) (B) (C)
     3.000%, 03/07/00                    325           325

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Irwindale, Industrial Development
     Authority, Toys "R" Us Project,
     RB (A) (B) (C)
     3.975%, 03/07/00                 $  325      $    325
   Lancaster, Multi-Family Housing
     Authority, Household Bank Project,
     Ser A, RB (A) (B) (C)
     2.600%, 03/07/00                    190           190
   Long Beach, Health Facilities
     Authority, Memorial Health
     Services Project, RB (A) (B)
     2.550%, 03/07/00                    500           500
   Los Angeles, Multi-Family Housing
     Authority, Ser K, RB (A) (B) (C)
     2.750%, 03/07/00                    500           500
   Los Angeles County, Pension
     Obligation, Ser A, RB (A) (B)
     2.450%, 03/07/00                    500           500
   Oakland, Liquidity Facilities
     Authority, Revenue Assessment
     Bay Area Government Project,
     RB (A) (B) (C)
     3.850%, 03/07/00                    125           125
   Ontario, Multi-Family Housing
     Authority, Residential Park Centre
     Project, Ser A, RB (A) (B) (C)
     2.600%, 03/07/00                    700           700
   Orange County, Apartment
     Development Authority,
     Radnor/Aragon Corporation
     Project, Ser D, RB (A) (B) (C)
     3.975%, 03/07/00                    240           240
   Oxnard, Community Redevelopment
     Agency, Channel Islands Business
     Project, RB (A) (B) (C)
     4.225%, 03/07/00                    310           310
   Palmdale, Community
     Redevelopement Agency,
     Multi-Family Housing Revenue
     Project, RB (A) (B) (C)
     2.500%, 03/07/00                    400           400
   Pasadena, Rose Bowl Improvements
     Project, COP (A) (B) (C)
     2.350%, 03/07/00                    600           600
   Pasadena, Unified School District,
     GO, FGIC
     4.750%, 05/01/00                     33            33
   Richmond, Joint Powers Financial
     Authority, Ser B, RB
     Pre-Refunded @ 102 (D)
     7.250%, 05/15/00                    144           149

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



California Tax Exempt Fund--Concluded
--------------------------------------------------------------------------------
                                           FACE
                                      AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Riverside, Multi-Family Housing
     Authority, Countrywood &
     I A Apartments
     Project, Ser E, RB (A) (B) (C)
     2.560%, 03/07/00                 $  190        $  190
   Riverside County, Multi-Family
     Housing Authority,
     De Anza Villas Project,
     RB (A) (B) (C)
     2.500%, 03/07/00                    220           220
   San Bernadino County, Multi-Family
     Housing Authority, Indian Knoll
     Apartment Project, Ser A,
     RB (A) (B) (C)
     2.560%, 03/07/00                    270           270
   San Bernadino County, Multi-Family
     Housing Authority, Somerset
     Apartments Project, Ser A,
     RB (A) (B)
     2.400%, 03/07/00                    300           300
   San Diego, Multi-Family Housing
     Authority, University Town
     Center Apartments Project,
     RB (A) (B) (C)
     2.450%, 03/07/00                    100           100
   San Dimas, Redevelopement Agency,
     Diversified Shopping Center Project,
     COP (A) (B) (C)
     2.600%, 03/07/00                    300           300
   San Francisco, City & County Finance
     Authority, Yerba Buena Garden
     Project, RB (A) (B) (C)
     2.300%, 03/07/00                    100           100
   San Francisco, City & County
     Redevelopment Agency, Bayside
     Village Project, Ser A, RB (A) (B) (C)
     2.500%, 03/07/00                    500           500
   San Marcos, Industrial Development
     Authority, Amistar Project,
     RB (A) (B) (C)
     3.400%, 03/07/00                    325           325
   Santa Clara County, El Camino
     Hospital District Lease Authority,
     Valley Medical Center Project,
     Ser 85A, RB (A) (B) (C)
     2.300%, 03/07/00                    500           500
   Santa Clara County, Multi-Family
     Housing Authority, Briarwood
     Apartments Project, Ser B,
     RB, FNMA (A) (B) (E)
     2.400%, 03/07/00                    180           180

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Simi Valley, Industrial & Economic
     Development Authority,
     Wambold Furniture Project,
     RB (A) (B) (C)
     3.750%, 03/07/00                 $  160        $  160
   Simi Valley, Multi-Family Housing
     Authority, Ser A, RB (A) (B) (C)
     2.400%, 03/07/00                    260           260
   Vallejo, Multi-Family Housing
     Authority, Highlands Apartments
     Project, Ser A, RB (A) (B) (C)
     2.500%, 03/07/00                    425           425
   Westminster, Redevelopment
     Authority, Commercial
     Redevelopment Project,
     RB, AMBAC (A) (B)
     2.550%, 03/07/00                    310           310
                                                  --------
Total Municipal Bonds
   (Cost $11,996)                                   11,996
                                                  --------
Total Investments -- 98.3%
   (Cost $11,996)                                   11,996
                                                  --------
Other Assets and Liabilities, Net -- 1.7%              207
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 11,541,986 outstanding
   shares of beneficial interest                    11,542
Fund Shares of Class B (unlimited
 authorization  -- no par  value) based on
   670,472 outstanding shares
   of beneficial interest                              670
Undistributed net investment income                      2
Accumulated net realized loss on investments          (11)
                                                  --------
 Total Net Assets -- 100.0%                       $ 12,203
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 29, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Institutional Tax Free Fund

MUNICIPAL BONDS -- 103.0%
ALABAMA -- 1.6%
   Birmingham, Medical Clinic
     Authority, St. Martins in the
     Pines Project, Ser 89,
     RB (A) (B) (C)
     4.000%, 03/07/00                $ 2,120       $ 2,120
   Indian Springs Village,
     Educational Building Authority,
     Indian Springs School Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  5,000         5,000
   Mobile, Industrial Development
     Board, Dock & Wharf Holnam
     Project, Ser B, RB (A) (B) (C)
     3.950%, 03/07/00                  5,765         5,765
   Russelville, Industrial Development
     Authority, Clark Pulley Project,
     Ser 94, RB (A) (B) (C)
     4.000%, 03/07/00                  1,675         1,675
                                                  --------
                                                    14,560
                                                  --------
ALASKA -- 0.4%
   Industrial Development Authority,
     Safeway Incorporated Project,
     RB (A) (B) (C)
     4.100%, 06/01/00                  3,555         3,555
                                                  --------
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
ARIZONA -- 3.4%
   Arizona State, Transportation
     Board Authority, Maricopa
     County Regional Area Project,
     Ser A, RB, AMBAC
     5.500%, 07/01/00                $ 3,515       $ 3,533
   Maricopa County, Industrial
     Development Authority,
     McLane Company Project,
     RB (A) (B) (C)
     4.350%, 03/07/00                    520           520
   Maricopa County, Industrial
     Development Authority,
     Arcadia Vista Apartments Project,
     Ser A, RB (A) (B) (C)
     4.010%, 03/07/00                  4,750         4,750
   Phoenix, Multi-Family Housing
     Development Authority,
     Del Mar Terrace Project, Ser A,
     RB (A) (B) (C)
     3.800%, 03/07/00                 10,900        10,900
   Tucson, Industrial Development
     Authority, Lincoln Garden Project,
     RB (A) (B) (C)
     3.650%, 03/07/00                  6,425         6,425
   Tuscon, Industrial Development
     Authority, Tuscon City Center
     Parking Project, Ser A,
     RB (A) (B) (C)
     3.975%, 03/07/00                  3,500         3,500
                                                  --------
                                                    29,628
                                                  --------
COLORADO -- 5.0%
   Arapahoe County, Water & Sanitation
     District Authority, Ser A,
     GO (A) (B) (C)
     4.000%, 12/01/00                  6,120         6,120
   Broadlands, Metropolitan District
     No. 1 Authority, RB (A) (B) (C)
     4.100%, 03/07/00                  2,105         2,105
   Colorado State, Health Facilities
     Authority, Christian Living Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                  1,175         1,175
   Colorado State, Housing Finance
     Authority, Woodstream Project,
     RB (A) (B) (C)
     3.850%, 03/07/00                  1,860         1,860
   Colorado State, Post-Secondary
     Educational Facilities Authority,
     American Water Works Association
     Project, RB (A) (B) (C)
     3.900%, 03/07/00                  3,810         3,810

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

Institutional Tax Free Fund -- Continued
--------------------------------------------------------------------------------
                                    FACE
                                AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   Denver City & County, Multi-Family
     Housing Authority, Cottonwood
     Creek Project, Ser A,
     RB (A) (B) (C)
     3.750%, 03/07/00                $ 3,500       $ 3,500
   Denver City & County,
     Multi-Family
     Housing Authority,
     Ogden Residence Project,
     Ser 85-B, RB (A) (B) (C)
     3.900%, 03/01/00                  3,970         3,970
   Dove Valley, Metropolitan
     District Authority,
     Arapahoe County
     Project, Ser C, RB (A) (B) (C)
     3.950%, 11/01/00                  4,815         4,815
   Englewood, Industrial Development
     Revenue, Safeway Incorporated
     Project, RB (A) (B) (C)
     4.100%, 06/01/00                  1,925         1,925
   Idaho Springs, Safeway Incorporated
     Project, Ser 93, RB (A) (B) (C)
     4.100%, 06/01/00                  1,800         1,800
   Jefferson County, Industrial
     Development Authority, Kinder
     Care Centers Project,
     Ser C, RB (A) (B) (C)
     4.150%, 03/07/00                  1,700         1,700
   Panorama, Metropolitan District
     Authority, Ser B, GO (A) (B) (C)
     4.000%, 12/01/00                  2,425         2,425
   Panorama, Metropolitan District
     Authority, Ser 1998, RB (A) (B) (C)
     4.000%, 12/01/00                  1,680         1,680
   Summit County, Recreational
     Facilities Authority, Copper
     Mountain Project, RB (A) (B) (C)
     3.800%, 03/07/00                  7,625         7,625
                                                  --------
                                                    44,510
                                                  --------
DELAWARE -- 1.1%
   Delaware State, Economic
     Development Authority,
     Congoleum Development Project,
     RB (A) (B) (C)
     3.975%, 03/07/00                  1,000         1,000
   Delaware State, Economic
     Development Authority,
     Peninsula United Methodist Project,
     Ser B, RB (A) (B) (C)
     3.950%, 03/07/00                  2,975         2,975

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Sussex County, Economic
     Development Authority,
     Route 113 Limited Partnership
     Project, RB (A) (B) (C)
     3.500%, 03/07/00                $ 6,000      $  6,000
                                                  --------
                                                     9,975
                                                  --------
DISTRICT OF COLUMBIA -- 0.3%
   Washington, Labratory School
     Project, RB (A) (B) (C)
     4.050%, 03/07/00                  2,600         2,600
                                                  --------
FLORIDA -- 4.1%
   Alachua County, Industrial
     Development Authority,
     Oak Hall School Project (A) (B) (C)
     4.000%, 03/07/00                  1,500         1,500
   Capital Trust Agency, Multi-Family
     Housing Authority, Community
     Loan Project, RB (A) (B)
     4.040%, 03/07/00                 25,000        25,000
   Florida State, Housing Finance
     Agency, Multi-Family Housing,
     Lakeside Project, RB (A) (B) (C)
     3.975%, 03/07/00                  1,470         1,470
   Jacksonville, Industrial Development
     Authority, University of Florida
     Health Science Center Project,
     Ser 89, RB (A) (B) (C)
     4.100%, 03/07/00                  1,000         1,000
   Lake Bernadette, Community
     Development Authority,
     Special Assessment Project,
     Ser B, RB (A) (B) (C)
     4.000%, 03/07/00                    580           580
   Miami-Dade County, Industrial
     Development Authority,
     Saral Publications Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  3,250         3,250
   Pasco City, Multi-Family Housing
     Finance Authority, Carlton Arms
     of Magnolia Valley Project,
     Ser 85, RB (A) (B) (C)
     3.975%, 03/07/00                  2,000         2,000
   Volusia County, Industrial
     Development Authority,
     APCO Project, Ser A,
     RB (A) (B) (C)
     4.050%, 03/07/00                  1,135         1,135
                                                  --------
                                                    35,935
                                                  --------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
GEORGIA -- 9.7%
   Albany-Dougherty County, Hospital
     Authority, Phoebe Putney
     Memorial Hospital Project,
     Ser 1996, RB, AMBAC (A) (B) (C)
     3.950%, 03/07/00                $ 1,800       $ 1,800
   Athens, Multi-Family Housing
     Authority, Georgian Apartments
     Project, RB (A) (B) (C)
     4.225%, 03/07/00                  1,400         1,400
   Bibb County, Industrial Development
     Authority, Stratford Academy
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  5,000         5,000
   Cherokee County, Industrial
     Development Authority,
     Seabord Farms Project,
     RB (A) (B) (C)
     4.000%, 03/07/00                  3,000         3,000
   Clayton County, Multi-Family
     Housing Authority, Rivers Edge
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  2,000         2,000
   Cobb County, Industrial
     Development Authority,
     Institute Nuclear Power
     Operations Project, RB (A) (B) (C)
     3.950%, 03/07/00                  2,500         2,500
   Cobb County, Multi-Family Housing
     Authority, Tibarron Associates
     Project, Ser 85-D, RB (A) (B) (C)
     4.050%, 03/07/00                  8,600         8,600
   DeKalb County, Industrial
     Development Authority,
     Dart Container Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                    900           900
   DeKalb County, Industrial
     Development Authority,
     Weyerhaeuser County Project,
     RB (A) (B) (C)
     3.938%, 03/07/00                  3,500         3,500
   Downtown Athens, Housing
     Development Authority,
     Georgian Apartments Association
     Project, RB (A) (B) (C)
     4.350%, 03/07/00                  1,000         1,000
   Federal Paper Board, Tax Exempt
     Bond Grantor Trust, RB (A) (B) (C)
     3.950%, 03/07/00                  7,200         7,200
   Floyd County, Development
     Authority, Berry College Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  2,200         2,200

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Fulton County, Development
     Authority, Arthritis Foundation
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                $ 2,700       $ 2,700
   Fulton County, Industrial
     Development Authority,
     ADP Corporation Project,
     RB (A) (B) (C)
     3.800%, 03/07/00                  2,765         2,765
   Fulton County, Industrial
     Development Authority,
     Epstein School Project,
     RB (A) (B) (C)
     3.950%,03/07/00                   2,000         2,000
   Fulton County, Industrial
     Development Authority,
     Holy Innocents School Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  6,000         6,000
   Fulton County, Industrial
     Development Authority,
     Morehouse School of Medicine
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  2,400         2,400
   Gwinnett County, Industrial
     Development Authority, Greater
     Atlanta Christian School Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  6,000         6,000
   Gwinnett County, Industrial
     Development Authority,
     Wesleyan School Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                    550           550
   Gwinnett County, Multi-Family
     Housing Authority, Post Corners
     Project, RB, FNMA (A) (B) (E)
     3.950%, 03/07/00                  2,000         2,000
   Macon-Bibb County, Hospital
     Authority, Medical Center of
     Central Georgia Project, Ser 97,
     RB (A) (B) (C)
     3.950%, 03/07/00                  1,600         1,600
   Macon-Bibb County, Hospital
     Authority, Medical Center
     Control Project, RB (A) (B) (C)
     3.950%, 03/07/00                  2,900         2,900
   Marietta, Multi-Family Housing
     Authority, Falls at Bells Ferry
     Project, RB (A) (B)
     4.350%, 01/15/01                  6,600         6,600
   Monroe County, Development
     Authority, Baptist Village Income
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  2,200         2,200

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Institutional Tax Free Fund--Continued
-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Roswell, Multi-Family Housing
     Authority, Belcourt Limited
     Project,
     RB (A) (B) (C)
     4.100%, 03/07/00                $ 9,000      $  9,000
                                                  --------
                                                    85,815
                                                  --------
HAWAII -- 0.1%
   Hawaii State, Department of
     Budget & Finance Authority,
     Kuakini Medical Center Project,
     RB, FGIC (A) (B)
     3.650%, 03/07/00                    900           900
                                                  --------
IDAHO -- 1.5%
   Ammon, Urban Renewal Agency
     Authority, Tax Increment Project,
     Ser A, RB (A) (B) (C)
     4.060%, 03/07/00                  1,635         1,635
   Boise State, University Authority,
     Engineering Technology Project,
     RB (A) (B) (C)
     4.000%, 03/07/00                  3,500         3,500
   Twin Falls, Urban Renewal Agency,
     Tax Allocation Project, Ser A,
     RB (A) (B) (C)
     4.060%, 03/07/00                  7,925         7,925
                                                  --------
                                                    13,060
                                                  --------
ILLINOIS -- 7.4%
   Cook County, School District No. 021
     Authority, TAW
     4.100%, 11/01/00                  2,715         2,715
   Cook & DeKalb County, Kane McHenry
     School District No. 300, TAW
     4.990%, 09/28/00                  9,000         9,027
   Huntley Valley, Kane McHenry
     Special Service Area No. 10,
     Ser B, RB (A) (B) (C)
     3.900%, 03/07/00                  1,800         1,800
   Illinois State, Development Finance
     Authority, Adventist Health System
     Project, Ser A, RB, MBIA (A) (B)
     3.980%, 03/07/00                  3,300         3,300
   Illinois State, Development Finance
     Authority, AMR Pooled Finance
     Project, Ser A, RB (A) (B)
     3.950%, 03/07/00                    200           200
   Illinois State, Development Finance
     Authority, Catholic Charities Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                  2,830         2,830
   Illinois State, Development Finance
     Authority, North Park University
     Project, RB (A) (B) (C)
     3.750%, 03/07/00                  3,500         3,500

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Illinois State, Development Finance
     Authority, Pollution Control,
     Iowa-Illinois Gas & Electric Project,
     RB (A) (B) (C)
     4.000%, 03/07/00                $ 4,200       $ 4,200
   Illinois State, Educational
     Development Authority,
     Creative Childrens Academy Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                  3,100         3,100
   Illinois State, Educational Facility
     Authority, Art Institute of Chicago
     Cultural Pooled Financing Project,
     RB (A) (B) (C)
     3.850%, 03/07/00                 11,400        11,400
   Paxton, Industrial Development
     Authority, Merck & Aircoil Project,
     RB (A) (B)
     4.350%, 03/07/00                    900           900
   Springfield, Community
     Improvement Authority,
     Oak Terrace Joint Venture Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                  4,000         4,000
   Streamwood Village, Industrial
     Development Authority, Poplar
     Creek Project, RB (A) (B) (C)
     3.900%, 10/01/00                  4,000         4,000
   Winnebago & Boone County,
     School District No. 20, TAW
     6.100%, 10/30/00                 14,500        14,577
                                                  --------
                                                    65,549
                                                  --------
INDIANA -- 4.2%
   Bartholomew County, Consolidated
     School Corporation Authority, TAW
     4.500%, 06/30/00                  3,000         3,002
     4.600%, 12/29/00                  3,000         3,004
   Carmel Clay, School Authority, TAW
     4.550%,12/29/00                   7,000         7,006
   Crawfordsville, Economic
     Development Authority,
     Autumn Woods Apartments Project,
     Ser A, RB (A) (B) (C)
     3.950%, 03/07/00                  3,500         3,500
   Fort Wayne, Industrial Economic
     Development Authority, Avery
     International Project, RB (A) (B) (C)
     3.975%, 03/07/00                  3,750         3,750
   Gaf Tax Exempt Bond Grantor Trust,
     Ser A, RB (A) (B) (C)
     3.900%, 03/07/00                  2,520         2,520

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                        FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Indianapolis, Economic Development
     Authority, Morningside College
     Parking Project, RB (A) (B) (C)
     3.950%, 03/07/00                $ 5,960       $ 5,960
   Indiana State, Health Facilities
     Financing Authority, Hartsfield
     Village Project, Ser B,
     RB (A) (B) (C)
     3.980%, 03/07/00                  1,000         1,000
   Merrillville, Community School
     Authority, TAW
     4.500%, 06/30/00                  2,500         2,501
     4.500%, 12/29/00                  2,500         2,501
   St. Joseph County, Industrial
     Economic Development Authority,
     South Bend Medical Center Project,
     RB (A) (B) (C)
     4.000%, 03/07/00                  2,800         2,800
                                                  --------
                                                    37,544
                                                  --------
IOWA -- 2.9%
   Algona, Industrial Development
     Authority, George A Hormel &
     Company Project, RB (A) (B) (C)
     4.150%, 03/07/00                  2,600         2,600
   Ceder Rapids, Pollution Control
     Authority, Iowa Electric Light &
     Power Company Project, RB (A) (B)
     3.900%, 03/07/00                  2,400         2,400
   Chillicothe, Pollution Control
     Authority, Iowa Southern Utilities
     Project, Ser A, RB (A) (B) (C)
     3.900%, 03/07/00                  2,300         2,300
   Council Bluffs, Pollution Control
     Authority, Iowa-Illinois Gas &
     Electric Company Project, RB (A) (B)
     4.000%, 03/07/00                  6,000         6,000
   Iowa, Higher Education Authority,
      Saint Ambrose University Project,
     RB (A) (B) (C)
     4.000%, 03/07/00                  1,075         1,075
   Iowa, Student Loan Liquidity
     Authority, Ser A, RB
     6.250%, 03/01/00                  1,000         1,000
   Louisa County, Pollution Control
     Authority, Iowa-Illinois Gas &
     Electric Company Project,
     Ser A, RB (A) (B) (C)
     3.950%, 03/07/00                 10,000        10,000
                                                  --------
                                                    25,375
                                                  --------
-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
KANSAS -- 0.2%
   Wichita, Pollution Control Authority,
     CIC Industries Incorporated
     Project, RB (A) (B) (C)
     4.225%, 03/07/00                $ 1,590      $  1,590
                                                  --------
KENTUCKY -- 0.6%
   Covington, Industrial Building
     Authority, Atkins & Pearce
     Incorporated Project, Ser 95,
     RB (A) (B) (C)
     3.950%, 03/07/00                  2,100         2,100
   Georgetown, Educational Institution
     Improvement Authority,
     Georgetown College Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  2,000         2,000
   Newport City, Multi-Family Housing
     Authority, RB (A) (B)
     4.150%, 06/01/00                  1,625         1,625
                                                  --------
                                                     5,725
                                                  --------
LOUISIANA -- 1.5%
   Louisiana State, Local Government
     Environmental Facilities Authority,
     Community Development Public
     Construction Project, RB
     4.250%, 10/15/00                  5,460         5,470
   Louisiana State, Public Facilities
     Authority, Multi-Family
     Housing Project, RB (A) (B) (C)
     3.950%, 03/07/00                  7,700         7,700
                                                  --------
                                                    13,170
                                                  --------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     Ser 85, RB (A) (B)
     4.150%, 03/07/00                  1,315         1,315
                                                  --------
MARYLAND -- 1.5%
   Annapolis, Forest Gemini Facility
     Project, RB (A) (B) (C)
     3.650%, 03/07/00                  2,250         2,250
   Anne Arundel County, Pollution
     Control Authority, Baltimore
     Gas & Electric Project,
     Ser 84, RB (A) (B)
     3.520%, 07/01/00                  2,500         2,500
   Frederick, GO (A) (B) (C)
     3.950%, 03/07/00                  6,000         6,000
   Hyattsville, Industrial Development
     Authority, Safeway Incorporated
     Project, RB (A) (B) (C)
     4.100%, 06/01/00                  1,995         1,995

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Institutional Tax Free Fund--Continued
-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Maryland State, Health & Higher
     Educational Facilities Authority,
     Barnesville School Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                $   590      $    590
                                                  --------
                                                    13,335
                                                  --------
MASSACHUSETTS -- 0.5%
   Massachusetts State, Development
     Finance Authority, Scandinavian
     Living Center Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  4,100         4,100
                                                  --------
MICHIGAN -- 1.7%
   Bay City, School District
     Authority, GO
     4.600%, 08/22/00                  3,600         3,602
   Birmingham, Economic
     Development Authority,
     Brown Street Corporation Project,
     Ser 83, RB (A) (B) (C)
     4.225%, 03/07/00                  1,120         1,120
   Farmington Hills, Economic
     Development Authority,
     Brookfield Building Association
     Project, RB (A) (B) (C)
     4.150%, 03/07/00                  2,050         2,050
   Michigan State, Housing
     Development Authority,
     Harbortown Project, RB (A) (B) (C)
     3.975%, 03/07/00                  1,900         1,900
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B) (C)
     3.450%, 03/07/00                  2,400         2,400
   Northville Township, Economic
     Development Authority,
     Thrifty Northville Project,
     RB (A) (B) (C)
     3.975%, 03/07/00                  1,500         1,500
   Plymouth Township, Economic
     Development Authority,
     Key International Project,
     RB (A) (B) (C)
     3.550%, 03/07/00                  2,150         2,150
                                                  --------
                                                    14,722
                                                  --------
MINNESOTA -- 2.3%
   Bloomington, Commercial
     Development Authority,
     ATS II Project, RB (A) (B) (C)
     3.520%, 03/07/00                  3,305         3,305


-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, Ser 84, RB (A) (B) (C)
     4.010%, 03/07/00                $ 2,860       $ 2,860
   Capital Realty Trust, Ser 96-1,
     RB (A) (B) (C)
     4.170%, 03/07/00                  1,150         1,150
   Duluth, Economic Development
     Authority, Miller-Dwan Medical
     Center Project, RB (A) (B) (C)
     3.850%, 03/01/00                  8,800         8,800
   Plymouth, Industrial Development
     Authority, Banner Engineering
     Project, RB (A) (B) (C)
     3.850%, 03/07/00                  1,800         1,800
   Roseville, Multi-Family Housing
     Authority, Rosepointe II Project,
     RB (A) (B) (C)
     4.010%, 03/07/00                  1,490         1,490
   Saint Paul, Housing &
     Redevelopment Authority,
     Lutheran Social Service Project,
     RB (A) (B) (C)
     3.850%, 03/07/00                    525           525
                                                  --------
                                                    19,930
                                                  --------
MISSISSIPPI -- 1.0%
   Desoto County, Industrial
     Development Authority,
     American Soap Company Project,
     RB (A) (B) (C)
     5.163%, 03/07/00                    900           900
   Flowood, Multi-Family Housing
     Authority, Reflection Pointe
     Project, RB (A) (B) (C)
     4.000%, 03/07/00                  5,880         5,880
   Prentiss County, Industry
     Development Authority,
     Heidelberg Eastern Project, Ser A,
     RB (A) (B) (C)
     3.800%, 03/07/00                  2,500         2,500
                                                  --------
                                                     9,280
                                                  --------
MISSOURI -- 6.5%
   Bi State, Development Facilities
     Authority, American Commercial
     Project, RB Pre-Refunded @ 103 (D)
     7.750%, 06/01/00                  3,000         3,119
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B) (C)
     4.050%, 03/07/00                  2,900         2,900

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Kansas City, Industrial Development
     Authority, Ewing Marion
     Kauffman Project, Ser A,
     RB (A) (B)
     3.850%, 03/01/00                $ 1,650       $ 1,650
   Kansas City, Industrial Development
     Authority, Willow Creek IV
     Apartments Project,
     RB, FNMA (A) (B) (E)
     3.900%, 03/07/00                  5,495         5,495
   Macon City, Industrial Development
     Authority, Healthcare Realty Macon
     Project, RB (A) (B) (C)
     3.700%, 03/07/00                  2,140         2,140
   Missouri State, Health & Education
     Facilities Authority, Francis
     Howell R III Project, Ser E, RB
     4.250%, 09/19/00                  5,000         5,013
   Missouri State, Health & Education
     Facilities Authority, Pooled Hospital
     Loan Program, Ser A, RB (A) (B)
     3.950%, 03/07/00                  5,400         5,400
   Missouri State, Health & Education
     Facilities Authority, Saint Francis
     Medical Center Project,
     Ser A, RB (A) (B) (C)
     3.850%, 03/01/00                    300           300
   Osage Beach, Industrial Development
     Authority, Healthcare Realty Project,
     RB (A) (B) (C)
     3.700%, 03/07/00                  2,065         2,065
   Saint Charles County, Industrial
     Development Authority,
     Sun River Village Project,
     RB (A) (B) (C)
     3.970%, 03/07/00                 11,300        11,300
   Saint Louis County, Industrial
     Development Authority, Schnuck
     Markets Kirkwood Incorporated
     Project, RB (A) (B) (C)
     3.975%, 03/07/00                  4,350         4,350
   Saint Louis, Grantor Trust,
     Ser 96-A,
     COP (A) (B) (C)
     4.050%, 03/07/00                 12,680        12,680
   Saint Louis, Land Clearance
     Redevelopment Authority,
     Station East Project, RB
     Pre-Refunded @ 102 (D)
     7.750%, 01/01/01                  1,500         1,572
                                                  --------
                                                    57,984
                                                  --------
-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
MONTANA -- 0.2%
   Great Falls, Industrial Development
     Authority, Safeway Incorporated
     Project, RB (A) (B) (C)
     4.100%, 06/01/00                $ 1,805       $ 1,805
                                                  --------
NEBRASKA -- 0.3%
   Nebraska State, Educational Finance
     Authority, Creighton University
     Project, Ser A, RB, AMBAC (A) (B)
     4.000%, 03/07/00                  2,380         2,380
                                                  --------
NEW HAMPSHIRE -- 0.3%
   Dover, TAN
     4.350%, 06/21/00                  2,500         2,503
                                                  --------
NEW JERSEY -- 1.0%
   New Jersey State, Economic
     Development Authority,
     Dates-Tru Urban Renewal Project,
     RB (A) (B) (C)
     3.750%, 03/07/00                  2,000         2,000
   North Hudson, Sewer Authority,
     BAN
     4.250%, 03/31/00                  7,000         7,000
                                                  --------
                                                     9,000
                                                  --------
NEW MEXICO -- 0.3%
   Albuquerque, Metropolitan
     Redevelopment Authority,
     Springer Square Project,
     RB (A) (B) (C)
     4.350%, 03/07/00                  3,000         3,000
                                                  --------
NEW YORK -- 1.6%
   Monroe County, Industrial
     Development Authority,
     Rochester District Project,
     RB (A) (B) (C)
     3.450%, 03/07/00                    750           750
   Nassau County, BAN
     4.250%, 05/16/00                  8,250         8,259
   New York State, Commercial
     General Services, Executive
     Department Project, RB
     4.500%, 09/01/00                  4,980         4,992
                                                  --------
                                                    14,001
                                                  --------
NORTH CAROLINA -- 0.1%
   Beaufort, Pollution Control
     Authority, Texas Gulf Incorporated
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  1,025         1,025
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

Institutional Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
NORTH DAKOTA -- 0.1%
   Fargo, Kelly Inn Authority, Fargo
     Project, Ser 93, RB (A) (B) (C)
     3.850%, 03/07/00                $ 1,085       $ 1,085
                                                   -------
OHIO -- 1.8%
   Franklin County, Hospital Revenue
     Authority, US Health Corporation
     Project, Ser B, RB (A) (B) (C)
     4.500%, 06/01/00                  2,600         2,603
   Franklin County, Industrial
     Development Authority,
     Capitol South Community
     Redevelopment Project,
     RB (A) (B) (C)
     4.300%, 03/07/00                  2,965         2,965
   Franklin County, Industrial
     Development Authority,
     Leveque & Associates Project,
     RB (A) (B) (C)
     4.000%, 06/01/00                  1,280         1,280
   Highland County, Industrial
     Development Authority,
     Lancaster Colony Corporation
     Project, RB (A) (B) (C)
     3.600%, 03/01/00                  1,300         1,300
   Marysville, Village School
     District, BAN
     3.610%, 06/01/00                  3,000         3,002
   Scioto County, Healthcare
     Facilities Authority,
     Hill View Retirement
     Project, RB (A) (B) (C)
     4.000%, 06/01/00                  1,695         1,695
   Stark County, Healthcare
    Facilities Authority,
     Canton Christian Home
     Project, Ser 90,
     RB (A) (B) (C)
     3.600%, 03/01/00                  1,215         1,215
   Stark County, Healthcare
     Facilities Authority,
     Christian Home Project,
     RB (A) (B) (C)
     3.800%, 03/15/00                  1,455         1,455
   Trumbull County, Industrial
     Development Authority,
     Howland Association
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                    285           285
                                                  --------
                                                    15,800
                                                  --------
OKLAHOMA -- 3.7%
   Claremore, Industrial &
     Redevelopment Authority,
     Worthington Cylinder Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                    840           840

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Oklahoma State, Development
     Finance Authority, Oklahoma
     Hospital Association Project,
     Ser A, RB (A) (B) (C)
     3.950%, 03/07/00                $ 5,700       $ 5,700
   Oklahoma State, Industrial
     Development Authority,
     Integris Baptist Project,
     Ser B, RB, MBIA (A) (B)
     3.800%, 03/01/00                 15,200        15,200
   Tulsa City, Industrial Healthcare
     Authority, Laureate Psychiatric
     Project, RB (A) (B)
     4.100%, 06/15/00                  8,500         8,500
   Tulsa, Parking Revenue Authority,
     First Mortgage Williams Center
     Project, Ser A, RB (A) (B) (C)
     3.900%, 05/15/00                  2,500         2,500
                                                  --------
                                                    32,740
                                                  --------
OREGON -- 1.5%
   Clackamas County, Hospital Facility
     Authority, Senior Living Facility
     Mary Woods Project, Ser C,
     RB (A) (B) (C)
     4.100%, 03/07/00                  8,900         8,900
   Medford, Hospital Facilities
     Authority, Continued Care
     Retirement Project, RB (A) (B) (C)
     4.100%, 03/07/00                  4,000         4,000
                                                  --------
                                                    12,900
                                                  --------
PENNSYLVANIA -- 7.9%
   Allegheny County, Industrial
     Development Authority,
     Longwood At Oakmont Project,
     Ser A, RB (A) (B) (C)
     3.850%, 03/01/00                  1,000         1,000
   Allegheny County, Industrial
     Development Authority,
     Longwood At Oakmont Project,
     Ser B, RB (A) (B) (C)
     3.850%, 03/01/00                  1,500         1,500
   Allegheny County, Industrial
     Development Authority,
     Jewish Home & Hospital Project,
     Ser B, RB (A) (B) (C)
     3.950%, 03/07/00                  4,075         4,075
   Berks County, Industrial
     Development Authority,
     Rilsan Industrial Project,
     RB (A) (B) (C)
     3.975%, 03/07/00                  1,450         1,450

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Chester County, Industrial
     Development Authority,
     The Woods Project, RB (A) (B) (C)
     3.950%, 03/07/00                $ 1,150       $ 1,150
   Clarion County, Industrial
     Development Authority,
     Meritcare Project, Ser A,
     RB (A) (B) (C)
     3.950%, 03/07/00                    400           400
   Dauphin County, General Authority,
     Allhealth Pooled Finance
     Program, Ser B, RB, FSA (A) (B)
     3.950%, 03/07/00                  4,000         4,000
   Dauphin County, General
     Authority, School District Pooled
     Finance Program, Ser II, RB,
     AMBAC (A) (B)
     3.950%, 03/07/00                 10,000        10,000
   Hazleton, Industrial Development
     Authority, Prep School Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                  1,700         1,700
   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College Project, RB (A) (B)
     3.960%, 03/07/00                  5,665         5,665
   Lancaster County, Hospital
     Authority, Health Center
     Luthercare Project, RB (A) (B) (C)
     3.960%, 03/07/00                  5,700         5,700
   McCandless, Industrial
     Development Authority,
     Bradford Foundation Project,
     Ser A, RB (A) (B) (C)
     3.950%, 03/07/00                  1,730         1,730
   Montgomery County, Higher
     Education & Health Authority,
     William Penn Charter School
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  2,600         2,600
   New Garden, General Municipal
     Authority, Municipal Pooled
     Financing Program, Ser I, RB,
     AMBAC (A) (B)
     3.950%, 03/07/00                  4,500         4,500
   Pennsylvania State, Higher
     Education Facility,
     Carnegie Mellon University
     Project, Ser C, RB (A) (B)
     3.800%, 03/01/00                  2,000         2,000
   Pennsylvania State, Ser A,
     COP, AMBAC
     4.625%, 07/01/00                  3,400         3,413

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Philadelphia, Industrial
     Development Authority,
     Germantown Home Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                $ 9,665       $ 9,665
   Philadelphia, Industrial
     Development Authority,
     Inglis House Project,
     RB (A) (B) (C)
     3.850%, 03/01/00                  9,000         9,000
                                                  --------
                                                    69,548
                                                  --------
SOUTH CAROLINA -- 0.6%
   Sumter County, Industrial
     Development Authority,
     Bendix Corporation Project,
     RB (A) (B) (C)
     3.975%, 03/07/00                  4,000         4,000
   Walhalla, Industrial Development
     Authority, Avondale Mills Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                    900           900
                                                  --------
                                                     4,900
                                                  --------
SOUTH DAKOTA -- 0.2%
   South Dakota State, Health &
     Educational Facilities Authority,
     Avera Mckennan Issue Project,
     RB, MBIA
     3.900%, 07/01/00                  1,555         1,557
                                                  --------
TENNESSEE -- 4.3%
   GAF Tax-Exempt Bond Grantor
     Trust, Ser A, RB (A) (B) (C)
     3.900%, 03/07/00                  4,480         4,480
   Hamilton County, Industrial
     Development Board Authority,
     Trade Center Hotel Project,
     Ser A, RB (A) (B) (C)
     4.000%, 03/07/00                  5,548         5,548
   Hamilton County, Industrial
     Development Board Authority,
     Trade Center Hotel Project,
     Ser B, RB (A) (B) (C)
     4.000%, 03/07/00                  4,852         4,852
   Knox County, Health & Education
     Housing Facilities Authority,
     THA Solutions Group Project,
     RB (A) (B)
     3.950%, 03/07/00                  3,500         3,500
   Knox County, Industrial
     Development Authority,
     Center Square 11 Limited Project,
     RB (A) (B) (C)
     3.850%, 03/07/00                  5,000         5,000

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Institutional Tax Free Fund--Continued
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Memphis-Shelby County, Industrial
     Development Board Authority,
     United Medical Group Project,
     RB (A) (B) (C)
     3.950%, 03/07/00                $ 6,000      $  6,000
   Metropolitan Nashville & Davidson
     County, Industrial Development
     Board, Nashville Office Building
     Project, RB, FGIC (A) (B)
     3.850%, 03/07/00                  4,300         4,300
   Metropolitan Nashville & Davidson
     County, Toys "R" Us Project,
     Ser 84, RB (A) (B) (C)
     4.100%, 03/07/00                  1,030         1,030
   Shelby County, Health Education &
     Housing Facilities Authority,
     Saint Peter Villa Project,
     RB (A) (B) (C)
     4.000%, 03/07/00                  3,035         3,035
                                                  --------
                                                    37,745
                                                  --------
TEXAS -- 6.6%
   Brazo River, Hoffman-LaRoche
     Project, Ser 85, RB (A) (B) (C)
     3.975%, 03/07/00                  1,000         1,000
   Corpus Christi, Industrial
     Development Authority,
     Texas-Air Project, RB (A) (B) (C)
     4.300%, 08/01/00                  4,385         4,385
   Gulf Coast, Waste Disposal
     Authority, Armco Incorporated
     Project, RB (A) (B) (C)
     3.950%, 03/07/00                  1,500         1,500
   Harris County, Health Facilities
     Development Authority,
     Methodist Hospital Project,
     RB (A) (B)
     3.800%, 03/01/00                 10,100        10,100
   Harris County, Health Facilities
     Development Authority,
     Texas Medical Center Project, RB,
     MBIA Pre-Refunded @ 102 (D)
     7.250%, 05/15/00                  1,000         1,027
   Harris County, Multi-Family
     Housing Authority, Greenhouse
     Project, RB (A) (B) (C)
     4.225%, 03/07/00                  1,985         1,985
   Harris County, Multi-Family
     Housing Authority,
     Len Hollow Development Project,
     RB (A) (B) (C)
     4.225%, 03/07/00                  1,600         1,600

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   North Central, Health Facilities
     Development Authority,
     Northwest Senior Housing Project,
     Ser C, RB (A) (B) (C)
     3.980%, 03/07/00                $14,400      $ 14,400
   Northside, Independent School
     District, Ser A, GO
     6.375%, 08/15/00                  1,445         1,461
   Texas State, Association of School
     Boards, Ser A, TAN
     4.500%, 08/31/00                 11,000        11,002
   Texas State, Ser A, TRAN
     4.500%, 08/31/00                  5,000         5,019
   Texas State, Water Development
     Board, State Revolving Fund
     Project, RB
     5.500%, 07/15/00                  1,265         1,274
   Trinity River, Industrial Development
     Authority, Trinity River Project,
     RB (A) (B) (C)
     3.975%, 03/07/00                  2,000         2,000
   Waxahachie, Industrial Development
     Authority, Dart Container Project,
     RB (A) (B) (C)
     4.025%, 03/07/00                  1,800         1,800
                                                  --------
                                                    58,553
                                                  --------
UTAH -- 1.0%
   Sandy City, Industrial Development
     Authority, Boyer 106 S Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                  2,315         2,315
   Weber County, Hospital Authority,
     Health Services Project,
     Ser B, RB (A) (B)
     3.800%, 03/07/00                  2,000         2,000
   Weber County, Hospital Authority,
     Health Services Project,
     Ser C, RB (A) (B)
     3.800%, 03/07/00                  3,000         3,000
   West Valley, Industrial Development
     Authority, Johnson Matthey
     Project, RB (A) (B) (C)
     3.900%, 03/01/00                  1,950         1,950
                                                  --------
                                                     9,265
                                                  --------
VERMONT -- 0.2%
   Student Assistance Authority,
     Student Loan Bonds,
     Ser 85, RB (A) (B) (C)
     3.650%, 03/07/00                  1,950         1,950
                                                  --------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
VIRGINIA -- 0.7%
   Norfolk, Industrial Development
     Authority, Toys "R" Us Project,
     Ser 1984, RB (A) (B) (C)
     3.975%, 03/07/00                $ 1,425      $  1,425
   Virginia State, Water & Sewer
     Resource Authority, Henrico
     County Project, RB (A) (B)
     4.050%, 03/07/00                  5,000         5,000
                                                  --------
                                                     6,425
                                                  --------
WASHINGTON -- 2.2%
   Clark County, School District
     No. 119, TAN
     4.000%, 08/31/00                  2,000         2,000
   Kent, Economic Development
     Authority, Northwest Aluminum
     Products Project, RB (A) (B) (C)
     3.950%, 03/07/00                  1,300         1,300
   Washington State, Housing Finance
     Authority, Community Non-Profit
     Golden Sands Project,
     RB (A) (B) (C)
     3.950%, 03/01/00                    250           250
   Washington State, Housing
     Finance Authority, Community
     Non-Profit Panorama City Project,
     RB (A) (B) (C)
     3.950%, 03/01/00                 11,230        11,230
   Washington State, Non-Profit
     Housing Finance Authority,
     Emerald Heights Project,
     RB (A) (B) (C)
     3.850%, 03/01/00                  1,000         1,000
   Washington State, Public Power
     Supply System Authority,
     Nuclear Project No. 2,
     Ser A, RB Pre-refunded @ 102 (D)
     7.375%, 07/01/00                  2,500         2,581
   Washington State, Public Power
     Supply System Authority,
     Nuclear Project No. 2, Ser C,
     RB Pre-Refunded @ 102 (D)
     7.625%, 01/01/01                  1,000         1,048
                                                  --------
                                                    19,409
                                                  --------
WEST VIRGINIA -- 2.7%
   Charleston, Building Common
     Parking Facility Authority,
     Charleston Town Center Project,
     Ser A, RB (A) (B) (C)
     3.950%, 03/07/00                 12,090        12,090

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Parkersburg, Industrial
     Development Authority,
     B-H Associates Project,
     RB (A) (B) (C)
     4.225%, 03/07/00                $ 3,500       $ 3,500
   Putnam County, Industrial
     Development Authority,
     Bond for FMC Corporation Project,
     RB (A) (B) (C)
     3.450%, 03/07/00                  3,400         3,400
   West Virginia State, Hospital
     Finance Authority,
     VHA Mid-Atlantic/Capital Project,
     Ser B, RB, AMBAC (A) (B)
     3.950%, 03/07/00                  3,000         3,000
   West Virginia State, Hospital
     Finance Authority,
     VHA Mid-Atlantic/Capital Project,
     Ser H, RB, AMBAC (A) (B)
     3.950%, 03/07/00                  1,800         1,800
                                                  --------
                                                    23,790
                                                  --------
WISCONSIN -- 3.9%
   Ashland, School District
     Authority, TRAN
     3.970%, 08/30/00                  4,100         4,100
   Hortonville, School District
     Authority, TRAN
     4.040%, 10/27/00                  1,600         1,600
   Kewaskum, School District
     Authority, TRAN
     4.040%, 09/20/00                  2,075         2,075
   Marinette, School District
     Authority, TRAN
     4.150%, 05/11/00                  1,360         1,360
   Monona Grove, School
     District Authority, TRAN
     4.100%, 10/30/00                  2,300         2,301
   Northland Pines, School District
     Authority, TRAN
     4.000%, 09/08/00                  3,000         3,001
   Omro, School District
     Authority, TRAN
     4.070%, 09/27/00                  1,200         1,201
   Pleasant Prairie, BAN
     4.300%, 01/15/01                  6,500         6,500
   Pulaski, Community School
     District Authority, TRAN
     3.900%, 08/30/00                  2,000         2,000
   Shawano-Gresham, School
     District Authority, TRAN
     4.140%, 08/30/00                  2,200         2,200

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Institutional Tax Free Fund--Concluded
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Village of Menomonee, Industrial
     Development Authority,
     Maysteel Corporation Project,
     RB (A) (B) (C)
     4.025%, 03/07/00                $ 3,000      $  3,000
   Wisconsin State, Health &
     Educational Facilities Authority,
     Milwaukee Protestant Home
     Project, Ser A, RB (A) (B) (C)
     3.980%, 03/07/00                  5,000         5,000
                                                  --------
                                                    34,338
                                                  --------
WYOMING -- 0.5%
   Cheyenne County, Economic
     Development Authority,
     Holiday Inn Project, RB (A) (B) (C)
     3.750%, 04/01/00                  1,120         1,120
   Evanston, Industrial Development
     Authority, Safeway Incorporated
     Project, RB (A) (B) (C)
     4.100%, 06/01/00                  3,700         3,700
                                                  --------
                                                     4,820
                                                  --------
MULTI-STATE -- 3.7%
   Greystone Tax Exempt Certificate
     Trust Authority, Senior Certificate
     of Beneficial Ownership Project,
     RB (A) (B) (C)
     4.050%, 03/07/00                 30,700        30,700
   McDonald Tax-Exempt Mortgage
     Trust #1, RB (A) (B) (C)
     3.450%, 05/15/00                  2,075         2,075
   Northwest Mutual Life Authority,
     Tax-Exempt Mortgage Trust Project,
     RB (A) (B) (C)
     5.320%, 03/07/00                    392           392
                                                  --------
                                                    33,167
                                                  --------
Total Municipal Bonds
   (Cost $911,863)                                 911,863
                                                  --------
Total Investments -- 103.0%
   (Cost $911,863)                                 911,863
                                                  --------
Other Liabilities and Assets, Net -- (3.0%)        (26,310)
                                                  --------

--------------------------------------------------------------------------------

                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 795,797,491 outstanding
   shares of beneficial interest                  $795,621
Fund Shares of Class B (unlimited
  authorization  -- no par  value) based on
   50,032,954 outstanding shares of
   beneficial interest                              50,033
Fund Shares of Class C (unlimited
   authorization  -- no par  value)
   based on 39,974,420 outstanding
   shares of beneficial interest                    39,973
Distributions in excess of net investment
   income                                              (22)
Accumulated net realized loss on investments           (52)
                                                  --------
 Total Net Assets -- 100.0%                       $885,553
                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
BAN      BOND ANTICIPATION NOTE
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TAN      TAX ANTICIPATION NOTE
TAW      TAX ANTICIPATION WARRANT
TRAN     TAX & REVENUE ANTICIPATION NOTE
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 29, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED  SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(E) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------





Pennsylvania Tax Free Fund
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 91.7%
PENNSYLVANIA -- 91.7%
   Allegheny County, Industrial
     Development Authority,
     Pollution Control, Duquesne Light
     Company Project,
     RB, AMBAC (A) (B)
     3.950%, 03/07/00                 $1,000       $ 1,000
   Berks County, Industrial
     Development Authority,
     Rilsan Industrial Project,
     RB (A) (B) (C)
     3.975%, 03/07/00                  1,100         1,100
   Bucks County, Industrial
     Development Authority,
     CPC International Incorporated
     Project, Ser 85, RB (A) (B)
     3.570%, 03/01/00                  1,000         1,000
   Butler County, Industrial
     Development Authority,
     Concordian Lutheran Project,
     Ser A, RB (A) (B) (C)
     3.950%, 03/07/00                  1,000         1,000
   Butler County, Industrial
     Development Authority,
     Pennzoil Project, RB (A) (B) (C)
     4.000%, 03/07/00                    600           600
   Chartiers Valley, Industrial &
     Commercial Development
     Authority, Parkay Center
     West Project, Ser A, RB (A) (B) (C)
     3.950%, 03/07/00                  1,120         1,120
   Chester County, Health & Education
     Facilities Authority, Barclay Friends
     Project, Ser A, RB (A) (B) (C)
     3.900%, 03/07/00                  1,485         1,485
   Dauphin County, General Authority,
     Allhealth Pooled Finance Program,
     Ser B, RB, FSA (A) (B)
     3.950%, 03/07/00                    700           700
   Delaware County, College Revenue
     Authority, Neumann College,
     Ser B, RB (A) (B) (C)
     4.100%, 10/01/00                  1,600         1,600
   Delaware County, Industrial
     Development Authority,
     Henderson/Radnor Joint Venture
     Project, RB (A) (B) (C)
     4.100%, 03/07/00                    985           985
   Delaware Valley, Regional Finance
     Authority, Local Government
     Revenue, Ser B, RB (A) (B) (C)
     3.900%, 03/07/00                  1,000         1,000

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   East Hempfield Township, Industrial
     Development Authority,
     The Mennonite Home Project,
     RB (A) (B) (C)
     3.960%, 03/07/00                 $  500        $  500
   Geisinger, Health Systems Authority,
     Saint Geisinger Health Project,
     Ser B, RB (A) (B)
     3.800%, 03/01/00                  1,200         1,200
   Lebanon County, Health Facilities
     Authority, United Church of Christ
     Homes Project, RB (A) (B) (C)
     3.950%, 03/07/00                    700           700
   Lebanon County, Health Facilities
     Authority, United Church of Christ
     Project, RB (A) (B) (C)
     3.960%, 03/07/00                    500           500
   Lebanon County, Industrial
     Development Authority,
     Aluminum Company of America
     Project, Ser 92, RB (A) (B)
     4.040%,  03/07/00                 1,000         1,000
   Lehigh County, Industrial
     Development Authority,
     Pollution Control, Allegheny
     Electric Corporation Project,
     RB (A) (B) (C)
     3.650%, 03/07/00                    100           100
   Lehigh County, Water & Sewer
     Authority, Ser B, RB,
     FGIC (A) (B)
     3.850%, 03/07/00                    215           215
   Lehigh County, Water Authority,
     RB, FGIC (A) (B)
     3.850%, 03/07/00                    485           485
   Lycoming County, College Revenue
     Authority, Pennsylvania College
     Technology, RB, AMBAC
     Pre-Refunded @ 102 (D)
     7.000%, 11/01/00                    250           260
   Montgomery County, Industrial
     Development Authority,
     Merck Industrial Development
     Project, RB (A) (B)
     4.350%, 03/07/00                  1,000         1,000
   Pennsylvania State, Higher
     Education Assistance Authority,
     Ser A, RB, FGIC
     6.800%, 12/01/00                    250           255
   Pennsylvania State, Higher
     Education Facilities Authority,
     Ser D, RB, MBIA
     Pre-Refunded @100 (D)
     6.900%, 06/15/00                    500           503

SCHEDULE OF INVESTMENTS/STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Pennsylvania Tax Free Fund--Concluded
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Pennsylvania State,
     Ser A, COP, AMBAC
     4.625%, 07/01/00                 $1,265       $ 1,270
   Philadelphia, Hospital & Higher
     Education Facility Authority,
     Temple East Project,
     Ser B, RB (A) (B) (C)
     4.050%, 03/07/00                    400           400
   Philadelphia, Industrial Development
     Authority, City Line Holiday Inn
     Project, Ser 96, RB (A) (B) (C)
     4.000%, 03/07/00                  1,400         1,400
   Philadelphia, Industrial Development
     Authority, Inglis House Project,
     RB (A) (B)
     4.300%, 09/01/00                  1,000         1,000
   Philadelphia, Redevelopment
     Authority, Rivers Edge Project,
     RB (A) (B) (C)
     4.150%, 03/07/00                  1,400         1,400
   Schuylkill County, Industrial
     Development Authority,
     Gilberton Power Project,
     RB (A) (B) (C)
     3.900%, 03/07/00                  1,400         1,400
   Scranton-Lackawana, Health &
     Welfare Authority, University of
     Scranton Project, RB (A) (B) (C)
     3.900%, 03/07/00                  1,075         1,075
   Washington County, Municipal
     Lease Authority, RB, AMBAC
     Pre-Refunded @ 103 (D)
     7.300%, 06/15/00                    820           853
   Westmoreland County, Industrial
     Development Authority,
     Kinder Care Project,
     Ser D, RB (A) (B) (C)
     4.150%, 03/07/00                    755           755
                                                  --------
                                                    27,861
                                                  --------
Total Municipal Bonds
   (Cost $27,861)                                   27,861
                                                  --------
Total Investments -- 91.7%
   (Cost $27,861)                                   27,861
                                                  --------
Other Assets and Liabilities, Net-- 8.3%             2,519
                                                  --------
Total Net Assets -- 100.0%                         $30,380
                                                  ========

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 29, 2000.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR PUT DATE.
(C) SECURITIES ARE HELD IN CONNECTION WITH LETTER OF CREDIT FROM A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

Intermediate-Term
Municipal Fund

MUNICIPAL BONDS -- 99.1%
ALABAMA -- 1.2%
   Agricultural and Mechanical
     University Project, RB, MBIA
     Callable 05/01/08 @ 102
     5.000%, 11/01/08                 $1,140       $ 1,114
   Baldwin County, Eastern Shore
     Healthcare Authority, RB, AMBAC
     5.000%, 04/01/06                  1,025         1,006
   Docks Department, Docks Facility,
     RB, MBIA
     6.000%, 10/01/08                  1,000         1,046
   Special Care Facilities Financing
     Authority, Charity Obligation
     Group Project, Ser A, RB (D)
     5.000%, 11/01/06                  2,700         2,680
   State Private Colleges and Tuskegee
     University Project, Ser A, RB
     Callable 09/01/06 @ 102 (E)
     5.700%, 09/01/10                    825           833
     5.700%, 09/01/11                    870           872
   Water Pollution Control Authority,
     Revolving Flood Line,
     Ser A, RB, AMBAC
     Callable 02/15/08 @ 100
     4.750%, 08/15/08                  1,105         1,050
                                                  --------
                                                     8,601
                                                  --------
ALASKA -- 1.5%
   Anchorage Electric Utility, RB, MBIA
     8.000%, 12/01/06                  1,775         2,048
     8.000%, 12/01/07                  1,310         1,528
   Energy Authority, Bradley Lake
     Project, Ser 3, RB, FSA
     6.000%, 07/01/12                  3,980         4,119

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Housing Finance Authority,
     State Capital Project,
     Ser B-2, RB, MBIA
     5.500%, 06/01/05                 $3,600      $  3,663
                                                  --------
                                                    11,358
                                                  --------
ARIZONA -- 1.5%
   Apache County, Industrial
     Development Authority,
     Tuscon Electric Power,
     RB (A) (B) (E)
     3.900%, 03/07/00                    300           300
   Maricopa County, Community
     College District, GO
     5.000%, 07/01/07                  5,500         5,445
   Maricopa County, High School
     District 210, GO
     5.000%, 07/01/08                  3,745         3,684
   Tempe, GO
     8.000%, 07/01/01                    735           767
   Yuma County, Jail Revenue,
     RB, AMBAC
     6.000%, 07/01/03                  1,025         1,062
                                                  --------
                                                    11,258
                                                  --------
ARKANSAS -- 0.2%
   Baxter County, Hospital Revenue
     Authority, Refunding and
     Improvement, Ser A, RB
     Callable 09/01/09 @ 100
     5.375%, 09/01/14                  2,000         1,640
                                                  --------
CALIFORNIA -- 11.2%
   Abag, Finance Authority for
     Non-Profit Corporations,
     Episcopal Homes Foundation
     Project, COP
     5.000%, 07/01/07                  1,000           951
   Anaheim, Public Finance Authority,
     Public Improvements Project,
     Ser C, RB, FSA
     6.000%, 09/01/13                  2,325         2,476
   California State, GO
     5.500%, 10/01/05                  2,000         2,082
     7.000%, 08/01/06                  1,525         1,704
     5.500%, 10/01/06                  2,000         2,085
     6.600%, 02/01/09                  1,000         1,105
     5.250%, 10/01/09                  2,000         2,035
   California State, GO, AMBAC
     6.300%, 09/01/10                  2,000         2,185
   California State, GO Callable
     06/01/06 @ 101
     5.250%, 06/01/12                  2,645         2,638
   California State, GO, FGIC Callable
     12/01/08 @ 101
     4.500%, 12/01/21                  5,000         4,025

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB
     6.000%, 12/01/10                 $5,150       $ 5,523
   California Statewide, Communities
     Development Authority,
     John Muir/Mount Diablo Health
     Project, COP, AMBAC (A) (B)
     3.100%, 03/01/00                  1,200         1,200
   California Statewide, Communities
     Development Authority, St. Joseph
     Health System, COP
     5.000%, 07/01/05                  2,765         2,737
   Community Development Authority,
     St. Josephs Health System
     Obligation Group, COP
     Callable 07/01/08 @ 101
     5.250%, 07/01/09                  5,170         5,047
   Compton, Civic Center & Capital
     Improvement, Ser A, COP
     5.000%, 09/01/00                  1,000         1,005
   Elk Grove, Unified School District
     Special Tax, Community Facilities
     District 1, GO, AMBAC
     6.500%, 12/01/07                  1,000         1,101
   Health Facilities Finance Authority,
     E24 Sisters of Providence, RB
     5.500%, 10/01/05                  1,100         1,108
   Health Facilities Finance Authority,
     Kaiser Permanente Project,
     Ser A, RB, FSA
     5.000%, 06/01/06                  5,325         5,372
   Housing Finance Agency,
     Ser A, RB, MBIA
     Callable 08/01/06 @ 102
     5.300%, 08/01/14                    210           209
   Housing Finance Agency,
     Single-Family Mortgage,
     Ser C-4-Cl I, RB, FHA
     Callable 08/01/07 @ 101.5
     5.050%, 02/01/17                  2,275         2,247
   Intercommunity Hospital Financing
     Authority, COP (E)
     5.000%, 11/01/04                  2,000         1,997
   Los Angeles County, Capital Asset
     Leasing Corporation, RB, AMBAC
     6.000%, 12/01/06                  1,000         1,069
   Los Angeles, Department of Water &
     Power Electric Plant, RB
     9.000%, 10/15/02                  2,000         2,222
   Los Angeles, Unified School District,
     Multiple Property Project,
     Ser A, COP, FSA
     5.100%, 10/01/06                  1,050         1,071

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Intermediate-Term Municipal Fund--Continued
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Los Angeles, Unified School District,
     Ser A, GO, FGIC
     6.000%, 07/01/12                 $1,880       $ 2,005
   Los Angeles, Community
     Redevelopment Agency,
     Tax Allocation, Central Business
     District Project, RB
     5.000%, 11/15/00                    500           502
   Mojave Water Agency, GO, FGIC
     Callable 09/01/06 @ 102
     5.600%, 09/01/12                  1,000         1,021
   Multi-Family Community
     Development Authority,
     Equity Residential Project,
     Ser C, RB (A) (B)
     5.200%, 06/15/09                  2,750         2,630
   Oakland Health Facilities Authority,
     Children's Hospital Project,
     Ser A, RB Callable 03/06/01 @ 102 (E)
     5.000%, 07/01/01                  1,175         1,185
   Orange County, Ser A, COP, MBIA
     Callable 07/01/06 @ 102
     5.800%, 07/01/16                  1,000         1,009
   Orville, Orville Hospital, Ser A, RB
     Callable 12/01/05 @ 102 (E)
     5.500%, 12/01/06                  1,000         1,019
   Public Works Board Authority,
     Regents University Project, Ser A, RB
     5.250%, 12/01/07                  1,000         1,027
   Public Works, State University
     Project, Ser A, RB
     5.500%, 10/01/07                  2,000         2,070
   Southern California Metropolitan
     Waterworks Authority,
     Water District, Ser A, RB
     Callable 07/01/08 @ 101
     4.750%, 07/01/22                  4,000         3,330
   St. Tammany Parish of Los Angeles,
     California Hospital Service
     District 1, RB, ACA Insured
     5.000%, 07/01/08                  1,495         1,422
   Stanislaus, Waste to Energy Finance
     Authority, Ogden Martin Systems
     Project, RB Callable 01/01/00 @ 102
     7.625%, 01/01/10                  3,785         3,867
   State Educational Facilities,
     University of Southern California,
     Ser A, RB
     5.600%, 10/01/05                  1,140         1,193
   Statewide Communities Development
     Authority, San Gabriel Valley,
     Ser A, COP (E)
     6.000%, 09/01/06                  1,000         1,045

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, Tax Allocation,
     RB, MBIA
     5.000%, 09/01/08                 $2,980      $  2,991
   University of California, Board of
     Regents, Ser B, RB
     6.500%, 09/01/02                  1,995         2,075
                                                  --------
                                                    81,585
                                                  --------
COLORADO -- 4.9%
   Arapahoe County, Colorado
     Highway Improvement Trust
     Fund, RB Pre-Refunded @ 103 (C)
     7.000%, 08/31/05                  4,000         4,465
   Denver City & County,
     Airport Revenue Refunded, Ser A,
     RB Pre-Refunded @ 102 (C)
     7.250%, 11/15/02                  3,590         3,877
   Health Facilities Authority,
     Catholic Health Initiatives Project,
     Ser A, RB
     5.500%, 12/01/06                  1,000           997
     5.500%, 12/01/07                  1,000           991
   Health Facilities Authority,
     Rocky Mountain Adventist, RB
     6.250%, 02/01/04                  1,200         1,134
   Highland Ranch,
     Metropolitan District 3,
     Ser A, GO (E)
     5.000%, 12/01/06                    630           610
   Highlands Ranch, Metropolitan
     District 3, Ser B, GO (E)
     5.000%, 12/01/06                  1,345         1,303
   Housing Finance Authority,
     Ser A-3, RB Callable 05/01/08 @ 105
     6.500%, 05/01/16                  3,000         3,112
   Housing Finance Authority,
     Single-Family Housing Project,
     Ser A, RB Callable 05/01/08 @ 105
     6.500%, 11/01/29                  1,000         1,020
   Housing Finance Authority,
     Single-Family Housing Project,
     Ser A-3, RB Callable 05/01/07 @ 105
     7.000%, 11/01/16                  1,750         1,853
   Housing Finance Authority,
     Single-Family Housing Project,
     Ser B-3, RB Callable 05/01/08 @ 105
     6.550%, 05/01/25                  1,975         2,049
   Housing Finance Authority,
     Single-Family Housing Project,
     Ser C-3, RB Callable 11/01/07 @ 102
     4.800%, 11/01/16                    645           643
   Housing Finance Authority,
     Single-Family Housing Project,
     Ser C-3, RB Callable 11/01/07 @ 105
     6.750%, 05/01/17                  1,000         1,049

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                                    FACE
                                AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
   Housing Finance Authority,
     Single-Family Housing Project,
     Ser C-3, RB, FHA
     Callable 10/01/09 @ 102
     6.750%, 10/01/21                 $2,500     $   2,612
   Housing Finance Authority,
     Single-Family Housing
     Project, Ser D-3, RB
     Callable 11/01/08 @ 105
     6.125%, 11/01/23                  1,000         1,009
   Housing Finance Authority,
     Single-Family Project,
     Ser A-3, RB
     Callable 05/01/08 @ 102
     4.600%, 11/01/16                    995           989
   Jefferson County, School
     District
     R-001, GO, MBIA
     6.500%, 12/15/07                  4,750         5,142
   Larimar County,
     School District R-1, GO
     5.500%, 12/15/06                  1,285         1,311
   Obligation Board Authority,
     Student Loan Project,
     Ser L, RB
     6.100%, 09/01/02                  1,760         1,813
                                                  --------
                                                    35,979
                                                  --------
CONNECTICUT -- 0.3%
   Housing Finance Authority, Housing
     Finance Program, Ser B, RB
     Callable 11/15/02 @ 102
     6.150%, 11/15/04                  1,000         1,046
   Mashantucket, Western Pequot Tribe
     Project, Ser A, RB (D)
     6.250%, 09/01/03                    490           512
   State Development Authority,
     Pollution Control,
     Frito-Lay/Pepsi Project, RB
     Callable 08/23/99 @ 100
     6.375%, 07/01/04                    560           567
                                                  --------
                                                     2,125
                                                  --------
DISTRICT OF COLUMBIA -- 1.3%
   Convention Center Authority,
     Senior Lien Project, RB, AMBAC
     Callable 10/01/08 @ 101
     5.250%, 10/01/12                  3,000         2,906
   District of Columbia,
     Ser B, GO, MBIA
     6.000%, 06/01/11                  4,750         4,916
   Hospital Revenue, Washington
     Hospital Center, RB, MBIA
     Pre-Refunded @ 102 (C)
     7.000%, 08/15/02                  1,500         1,575
                                                  --------
                                                     9,397
                                                  --------

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
FLORIDA -- 2.6%
   Board of Education, Capital
     Outlay, Ser A, GO
     Pre-Refunded @ 102 (C)
     7.250%, 06/01/23                 $1,000       $ 1,027
   Collier County, Health
     Facility Authority,
     RB (A) (B) (E)
     3.750%, 03/01/00                  3,100         3,100
   Dade County, Ser CC,
     GO, AMBAC
     6.900%, 10/01/04                  1,125         1,218
     6.900%, 10/01/05                  1,025         1,117
     7.125%, 10/01/08                  1,470         1,678
   Dade County, Ser DD,
     GO, AMBAC
     7.600%, 10/01/05                  1,070         1,202
   Hillsborough County,
     Educational Facilities Authority,
     University of Tampa Project,
     RB Callable 04/01/08 @ 102
     5.750%, 04/01/18                  2,600         2,554
   Hillsborough County, Utility
     Authority, RB, MBIA
     Callable 08/23/99 @ 100 (D)
     9.750%, 12/01/03                  1,425         1,587
   Housing Finance Authority,
     Capital Appreciation,
     Single-Family Mortgage,
     Zero Coupon, RB
     0.00%, 07/15/16                     320            47
   Housing Finance Authority,
     Homeowner Management Project,
     Ser 1, RB Callable 07/01/10 @ 100
     5.750%, 01/01/17                  2,000         1,975
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
     6.000%, 10/01/08                  3,300         3,469
                                                  --------
                                                    18,974
                                                  --------
GEORGIA -- 0.8%
   College Park, Business & Industrial
     Development Authority,
     Civic Center Project,
     Ser A, RB, FSA
     5.200%, 09/01/04                  1,105         1,116
     5.800%, 09/01/05                  1,165         1,207
   Gwinette County,
     School District
     Authority, GO
     Callable 02/01/01 @ 102
     9.500%, 02/01/02                  1,000         1,061
   Savannah, Hospital Authority,
     St. Josephs/Candler Health Systems
     Project, Ser B, RB, FSA
     Callable 01/01/09 @ 101
     5.250%, 07/01/09                  2,625         2,589
                                                  --------
                                                     5,973
                                                  --------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Intermediate-Term Municipal Fund--Continued
-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
HAWAII -- 1.3%
   Hawaii State, GO, FSA
     6.000%, 11/01/08                 $7,000      $  7,341
   Housing Finance & Development
     Authority, Single-Family Housing
     Project, Ser B, RB
     Callable 07/01/01 @ 102 (F)
     6.900%, 07/01/16                  2,070         2,137
                                                  --------
                                                     9,478
                                                  --------
ILLINOIS -- 4.7%
   Chicago, Metropolitan Water
     Reclamation District, Greater
     Chicago Capital
     Improvements, RB
     7.000%, 12/01/07                  3,150         3,493
   Chicago, Water Reclamation
     District of Greater Chicago,
     Capital Improvement Bonds, RB
     6.900%, 01/01/07                  3,500         3,811
   Cook County, GO, MBIA
     7.250%, 11/01/07                  2,000         2,245
   Cook County, Capital
     Improvement Project, GO, FGIC
     6.000%, 11/15/06                  2,920         3,059
   Development Finance Authority,
     Community Rehab Providers,
     Ser A, RB
     5.600%, 07/01/05                  2,235         2,199
   Educational Facility Authority,
     Northwestern University Project,
     RB (A) (B)
     5.150%, 11/01/12                  2,000         1,940
   Health Facilities Authority,
     Edgewater Medical Center Project,
     Ser A, RB (E)
     4.700%, 07/01/31                  3,950         3,925
   Health Facilities Authority,
     Galesburg Cottage Hospital Project,
     RB Callable 05/01/02 @ 102
     6.250%, 05/01/11                  2,590         2,635
   Health Facilities Authority, RB, MBIA
     Callable 04/27/00 @ 100
     7.900%, 08/15/03                    400           401
   Health Facilities Authority,
     Ser B, RB (A) (B)
     3.900%, 03/07/00                  1,000         1,000
   Hospital Facilities Authority,
     Metropolitan Pier & State
     Exposition Authority, McCormick
     Plaza Convention, RB
     Pre-Refunded @ 102 (C)
     6.250%, 07/01/06                    450           480

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Housing Development Authority,
     Ser A, RB Callable 02/01/06 @ 102
     5.650%, 02/01/16                 $  220      $    221
   Illinois State, GO
     Callable 04/24/00 @ 102
     6.375%, 08/01/00                  1,000         1,009
   Illinois State, Health Facilities
     Authority, Centegra Health
     Systems Project, GO
     5.500%, 09/01/06                  2,375         2,310
   Kane & DeKalb County,
     Unified School District 301, GO,
     AMBAC
     6.300%, 12/01/04                  2,640         2,785
   McClean County, Public Building
     Commission, Lease Receipts,
     Law & Justice Center, GO
     7.300%, 11/01/02                  1,280         1,358
   Toll Highway Authority,
     Toll Highway Priority, Ser A, RB
     6.300%, 01/01/11                  1,500         1,584
                                                  --------
                                                    34,455
                                                  --------
INDIANA -- 0.2%
   Purdue University, Student Fee
     Project, Ser P, RB
     5.000%, 07/01/05                  1,370         1,377
                                                  --------
IOWA -- 0.4%
   Ceder Rapids, GO
     5.000%, 06/01/05                  2,090         2,087
   Eddyville Pollution Control,
     Cargill Incorporated Project, RB
     5.400%, 10/01/06                  1,000         1,002
                                                  --------
                                                     3,089
                                                  --------
KANSAS -- 0.1%
   Shawnee County, Ser A, GO
     5.250%, 09/01/09                  1,000           997
                                                  --------
KENTUCKY -- 1.1%
   Property and Buildings Commision
     Authority, Project 55, RB, MBIA
     6.250%, 09/01/07                  2,100         2,234
   Property and Buildings Commission
     Authority, Project 55, RB
     6.000%, 09/01/08                  2,500         2,606
   Property and Buildings Commission
     Authority, Project 65, RB
     5.750%, 02/01/04                  2,795         2,858
                                                  --------
                                                     7,698
                                                  --------
32

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                      FACE
                                   AMOUNT (000)    VALUE (000)
-------------------------------------------------------------------------------
LOUISIANA -- 1.5%
   Housing Finance Authority,
     Single-Family Housing Project,
     RB Callable 12/01/07 @ 104
     6.650%, 06/01/15                 $1,000       $ 1,040
   Housing Finance Authority,
     Single-Family Housing Project,
     RB, MBIA Callable 06/01/06 @ 102
     5.125%, 12/01/10                    590           562
   Jefferson Parish, Drain Sales Tax,
     RB, AMBAC
     5.000%, 11/01/09                  1,300         1,266
   Jefferson Parish, Hospital Service
     Authority, District 2, RB, FGIC
     Callable 12/01/05 @ 100
     5.250%, 12/01/15                  5,450         5,443
   Office Facility Lease Revenue,
     Ser A, RB, MBIA
     Callable 03/01/02 @ 100
     5.000%, 03/01/09                  1,510         1,472
   Office Facility Lease Revenue,
     Ser B, RB, MBIA
     Callable 03/01/02 @ 100
     5.000%, 03/01/10                  1,330         1,287
                                                  --------
                                                    11,070
                                                  --------
MAINE -- 0.7%
   Finance Authority, Electric Rate
     Stabilization Project, Ser A,
     RB, FSA
     5.000%, 07/01/07                  1,975         1,955
   Finance Authority, Electric Rate
     Stabilization Project, Ser A, RB, FSA
     5.000%, 07/01/05                  1,220         1,220
   Maine, Health & Higher Educational
     Facility Authority, GO, MBIA
     5.250%, 07/01/07                  2,270         2,273
                                                  --------
                                                     5,448
                                                  --------
MARYLAND -- 0.3%
   Health and Higher Education Facility
     Authority, RB
     Pre-Refunded @ 100 (C)
     4.600%, 11/01/03                  1,935         1,920
                                                  --------
MASSACHUSETTS -- 5.6%
   Grant Anticipation Notes,
     Ser A, RB
     5.000%, 12/15/05                  1,270         1,265
   Health and Higher Education
     Facilities Authority, Captial Asset
     Program, Ser B, RB, MBIA
     Callable 08/02/99 @ 100 (A) (B)
     3.800%, 03/01/00                  3,950         3,950

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Housing Finance Agency,
     Residential Development,
     RB, FNMA Callable
     05/15/02 @ 102 (F)
     6.875%, 11/15/11                 $1,935       $ 2,034
   Industrial Financing Agency,
     RB (B) (E)
     5.000%, 05/01/02                  1,350         1,345
   Lowell, GO, FSA
     Callable 02/15/01 @ 103
     8.300%, 02/15/05                  1,855         1,963
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System, Ser A, RB
     5.500%, 03/01/09                  1,230         1,245
   Massachusetts Bay,
     Transportation Authority,
     General Transportation
     System, Ser A, RB (E)
     7.000%, 03/01/07                  3,000         3,307
   Massachusetts State,
     Consolidated
     Loans, Ser A, RB
     5.500%, 11/01/08                  3,550         3,612
   Massachusetts State, Consolidated
     Loans, Ser B, GO, MBIA
     4.750%, 04/01/18                  2,500         2,134
   Massachusetts State, Construction
     Loans, Ser A, RB
     Pre-Refunded @ 102 (C)
     7.625%, 06/01/01                  2,000         2,112
   Massachusetts State, Health &
     Educational Facilities Authority,
     RB (A) (B)
     3.800%, 03/07/00                  1,370         1,370
   Massachusetts State, Housing
     Finance Agency, Ser 44, RB
     Callable 06/01/05 @ 102
     5.900%, 12/01/13                  1,000         1,007
   Massachusetts State, Ser A, GO
     6.000%, 11/01/11                  2,500         2,628
   Massachusetts State, Ser A, GO
     Callable 02/01/03 @ 102
     5.250%, 02/01/08                  3,550         3,550
   Massachusetts State, Water Resource
     Authority, Ser B, RB, FSA
     Callable 08/01/08 @ 100
     4.500%, 08/01/22                  5,500         4,345
   Springfield, GO, AMBAC
     6.375%, 08/01/04                  1,000         1,061
   State Health and Education
     Facilities Authority,
     Faulkner Hospital,
     Ser C, RB
     5.500%, 07/01/01                  1,325         1,340
   State Health and Education Facilities
     Authority, Lowell General Hospital,
     Ser B, RB, FSA
     Callable 06/01/07 @ 102
     5.250%, 06/01/11                  1,585         1,541

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Intermediate-Term Municipal Fund--Continued
-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   State Water Resource Authority,
     Ser B, RB Callable 03/01/03 @ 102
     5.250%, 03/01/13                 $1,000      $    957
                                                  --------
                                                    40,766
                                                  --------
MICHIGAN -- 3.5%
   Battle Creek, Downtown
     Development Authority, RB,
     Pre-Refunded @ 102 (C)
     7.300%, 05/01/04                  1,195         1,317
   Detroit, City School District,
     Ser B, GO, FGIC
     5.000%, 05/01/06                  2,500         2,481
   Greater Detroit Resource Recovery
     Authority, Ser A, RB, AMBAC
     5.500%, 12/13/03                  1,525         1,552
   Hospital Finance Authority, Hosptial
     Charity Project, Ser D, RB
     Pre-Refunded @ 100 (C)
     4.800%, 11/01/04                  3,955         3,911
   Housing Development Authority,
     Ser A, RB
     Callable 06/01/02 @ 102 (E)
     6.800%, 12/01/12                  1,000         1,028
   Jackson County, Hospital Finance
     Authority, Foote Memorial Hospital,
     Ser A, RB, AMBAC
     5.000%, 06/01/06                  1,970         1,933
   Kent, Hospital Finance Authority,
     Spectrun Health Project, Ser A, RB
     5.250%, 01/15/07                  1,975         1,943
   Michigan State, Building Authority,
     Facilities Program Project, Ser II, RB
     6.000%, 10/15/07                  4,000         4,195
   Michigan State, Hospital Finance
     Authority, Ascension Health Credit,
     Ser B, RB (B)
     5.200%, 11/15/05                  7,500         7,425
                                                  --------
                                                    25,785
                                                  --------
MINNESOTA -- 0.7%
   Dakota County, Capital Improvements,
     Ser C, GO
     4.650%, 02/01/08                  3,275         3,132
   Minneapolis, Special School District 1,
     Special School Project, GO (E)
     5.000%, 02/01/06                  2,075         2,067
                                                  --------
                                                     5,199
                                                  --------
MISSISSIPPI -- 0.6%
   Hospital Equipment and Facility
     Authority, Rush Medical
     Foundation Project, RB (E)
     5.400%, 01/01/07                  1,355         1,335

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Single-Family Housing Authority,
     Ser A, RB
     Callable 06/01/08 @ 102 (F)
     5.125%, 12/01/17                 $  810      $    805
   Single-Family Housing Authority,
     Ser C, RB Callable 06/01/07 @ 101 (F)
     5.450%, 06/01/17                  1,000           989
   Single-Family Housing Authority,
     Ser D, RB Callable 07/01/07 @ 105 (F)
     6.650%, 07/01/12                  1,450         1,528
                                                  --------
                                                     4,657
                                                  --------
MISSOURI -- 0.2%
   Health and Educational Facilities
     Authority, Sisters of Mercy
     Health System, Ser 95B, RB (A) (B) (E)
     3.850%, 03/07/00                  1,200         1,200
                                                  --------
NEW HAMPSHIRE -- 1.0%
   Higher Education and Health
     Facilities Authority, 1st Mortgage
     River Woods Exeter Project, RB
     Pre-Refunded @103 (C)
     9.000%, 03/01/03                  6,205         7,074
                                                  --------
NEW JERSEY -- 1.8%
   Camden County, Improvements
     Authority, Cooper Healthcare
     Redevelopment Project, RB
     5.500%, 02/15/02                  1,000           844
   Camden County, Municipal Utilities
     Sewer Authority, RB, FGIC
     Callable 07/15/06 @ 102
     6.000%, 07/15/07                  2,500         2,622
   Economic Development Authority,
     The Evergreens Project, RB
     Pre-Refunded @ 102 (C)
     9.250%, 10/01/02                    900         1,004
   Gloucester County, Solid Waste
     Improvement Authority,
     Waste Management Project,
     Ser A, RB (B)
     6.850%, 12/01/09                  2,000         1,983
   Housing and Mortgage Finance
     Authority, Section 8, Ser One, RB
     6.000%, 11/01/02                  2,670         2,700
   Transportation Funding Authority,
     Transportation Systems, Ser A, RB
     5.500%, 06/15/09                  3,725         3,776
                                                  --------
                                                    12,929
                                                  --------
NEW MEXICO -- 0.5%
   Farmington Hospital, San Juan
     Regional Medical Center,
     Ser A, RB, AMBAC
     5.000%, 06/01/05                  1,110         1,100

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Hospital Equipment Loan Council,
     Memorial Medical Center Project, RB
     4.850%, 06/01/08                 $1,615      $  1,458
   Mortgage Finance Authority,
     Single-Family Mortgage,
     Ser A-1, RB
     Callable 07/01/02 @ 102 (E)
     6.850%, 07/01/10                    240           246
   Santa Fe, Saint Vincent's Hospital
     Project, RB, FGIC
     Pre-Refunded @ 100 (C)
     7.500%, 07/01/02                    570           592
                                                  --------
                                                     3,396
                                                  --------
NEW YORK -- 19.0%
   Dormitory Authority, Beth Israel
     Medical Center, Ser A, RB, MBIA
     5.000%, 11/01/07                  1,065         1,049
   Dormitory Authority, Bronx &
     Lebanon Hospital Center Project,
     Ser E, RB
     5.125%, 02/15/06                  3,650         3,536
   Dormitory Authority, Department of
     Health, RB
     5.500%, 07/01/03                  1,000         1,014
   Dormitory Authority, Hospital and
     Nursing Home Project,
     Ser A, RB, AMBAC
     5.000%, 08/15/06                  1,315         1,302
   Dormitory Authority, Mental Health
     Services Project, Ser B, RB
     5.000%, 02/15/06                  1,000           979
   Dormitory Authority, Mental Health
     Services Project, Ser C, RB
     5.375%, 08/15/08                  1,150         1,147
   Dormitory Authority, Mental Hospital,
     Ser E, RB, AMBAC
     6.000%, 08/15/05                  2,000         2,085
   Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
     5.500%, 08/01/08                  1,510         1,527
   Dormitory Authority,
     Presbyterian Hospital Project, RB,
     AMBAC Callable 02/01/08 @ 101
     4.400%, 08/01/13                  2,070         2,044
   Dormitory Authority, North Shore
     University Hospital Authority
     Project, RB, MBIA
     Callable 02/15/08 @ 102
     5.000%, 11/01/08                  1,250         1,220
   Dormitory Authority, Sound
     Shore Project, RB, MBIA
     4.350%, 02/01/08                  4,160         4,103

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Dormitory Authority, State University
     Educational Facility, Ser A, RB
     5.500%, 05/15/09                 $4,400       $ 4,406
   Dormitory Authority, State University
     Educational Facilities Project,
     Ser B, RB, MBIA
     Pre-Refunded @ 102 (C)
     6.250%, 05/15/04                  5,930         6,338
   Dormitory Authority, Staten Island
     University Hospital Project,
     RB, AMBAC
     5.250%, 07/01/07                  1,200         1,197
   Long Island, Power Authority,
     Electric Systems Project,
     Sub Ser 6, RB, MBIA (A) (B)
     3.700%, 03/01/00                  2,090         2,090
   Long Island, Power Authority,
     Electric Systems Revenue Project,
     RB, MBIA
     5.000%, 04/01/08                  5,000         4,900
   Long Island, Power Authority,
     Electric Systems Project,
     RB, MBIA
     5.000%, 04/01/07                  5,975         5,900
   Long Island, Power Authority,
     Electric System Project,
     Ser A, RB, AMBAC
     6.000%, 12/01/07                  5,000         5,244
   Long Island, Power Authority,
     Electric Systems Project,
     Sub Ser 8-F, RB, MBIA (A) (B)
     5.000%, 04/01/06                  2,500         2,484
   Metropolitan Transportation
     Authority, Commuter Facilities
     Project, Ser A, RB
     5.000%, 07/01/06                  2,000         1,953
   Metropolitan Transportation
     Authority, Commuter Facilities
     Project, Ser O, RB
     5.750%, 07/01/06                  4,150         4,243
   Mortgage Agency Authority,
     Homeowner Mortgage Project,
     Ser 87, RB Callable 09/01/09 @ 100
     5.150%, 04/01/17                  4,700         4,630
   Municipal Assistance Corporation,
     City of New York, Ser M, GO (E)
     5.250%, 07/01/05                  3,750         3,788
   Nassau County, Tobacco Authority
     Asset Backed Project, Ser A, RB
     Callable 07/15/09 @ 101
     5.500%, 07/15/13                  2,535         2,478
     5.600%, 07/15/14                  2,835         2,768

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

Intermediate-Term Municipal Fund--Continued
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New York and New Jersey Port
     Authority, Seventy-Second,
     RB Callable 10/01/02 @ 101 (E)
     7.350%, 10/01/27                 $4,000       $ 4,220
   New York City, GO (A) (B)
     3.800%, 03/01/00                  2,100         2,100
   New York City, GO, Sub Ser A-4,
     RB (A) (B) (E)
     3.850%, 03/01/00                  1,550         1,550
   New York City, Metropolitan
     Transportation Authority,
     Ser C, RB, FSA
     4.750%, 07/01/16                  3,000         2,606
   New York City, Municipal
     Assistance Corporation,
     Ser H, RB (E)
     6.250%, 07/01/07                  2,300         2,441
   New York City, Municipal Assistance
     Corporation, Ser I, RB Callable
     07/01/07 @ 102 (E)
     6.250%, 07/01/08                  2,000         2,128
   New York City,
     Ser D, GO, FGIC (A) (B)
     3.650%, 03/07/00                  2,000         2,000
   New York City,
     Sub Ser A-7, GO, (A) (B) (E)
     3.800%, 03/01/00                    200           200
   New York City,
     Sub Ser E2, GO (A) (B) (E)
     3.800%, 03/01/00                  1,400         1,400
   New York City,
     Sub Ser E3, GO (A) (B) (E)
     3.800%, 03/01/00                    200           200
   New York City,
     Sub Ser E5, GO (A) (B) (E)
     3.800%, 03/01/00                  2,900         2,900
   New York City,
     Sub Ser E5, GO (A) (B) (E)
     3.800%, 03/01/00                  1,300         1,300
   New York City, Transitional
     Finance Authority,
     Future Tax Secured Project,
     Ser B, RB Callable 05/01/09 @ 101
     4.750%, 11/01/23                  3,725         3,041
   New York City, Transitional
     Financial Authority,
     Future Tax Secured Project,
     Ser A-2, RB (A) (B)
     3.750%, 03/07/00                  1,000         1,000
   New York State, Dormitory
     Authority, Staten Island
     University Hospital Project,
     RB, AMBAC
     5.250%, 07/01/06                  2,695         2,705

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   New York State, Ser F, GO, AMBAC
     5.500%, 09/15/08                 $9,250       $ 9,423
   New York, Ser A, GO, FGIC
     5.250%, 08/01/08                  3,300         3,284
   New York, Ser I, GO, AMBAC
     Callable 03/15/06 @ 101.5
     5.750%, 03/15/07                  1,000         1,028
   New York, Ser B, GO, MBIA (E)
     5.600%, 08/15/06                  4,150         4,243
   State Energy Research and
     Development Authority,
     Pollution Control Project,
     RB (A) (B) (E)
     3.650%, 03/01/00                  3,055         3,055
   State Medical Care Facility
     Finance Agency,
     Adult Day Care, Ser C, RB
     5.350%, 11/15/05                    790           794
   State Medical Care Facility Finance
     Agency, Ser C, RB, FHA
     5.200%, 08/15/05                    190           188
   State Medical Care Facility Finance
     Agency, St. Lukes,
     Ser A, RB, FHA
     Callable 08/15/03 @ 102
     5.600%, 08/15/13                  1,925         1,877
   State Urban Development Corporation,
     Center for Individual
     Innovation Project, RB
     6.250%, 01/01/09                  1,325         1,395
   Tsasc, Inc., Ser 1, RB
     5.750%, 07/15/15                  2,520         2,444
   Tsasc, Inc., Ser 1, RB
     Callable 07/15/09 @ 101
     5.900%, 07/15/17                  2,650         2,557
   Urban Development Corporation,
     Correctional Facilities Project,
     Ser B, RB (E)
     5.000%, 01/01/06                  6,955         6,807
                                                  --------
                                                   139,311
                                                  --------
NORTH CAROLINA -- 0.6%
   Medical Care Community Hospital,
     Pitt County Memorial Hospital,
     Ser A, RB
     5.000%, 12/01/06                  4,100         4,028
                                                  --------
OHIO -- 3.2%
   Air Quality Development Authority,
     Pollution Control, Cleveland
     Project, RB, FGIC
     Callable 06/01/02 @ 103
     8.000%, 12/01/13                  4,775         5,187

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Air Quality Development Authority,
     Pollution Control, Ohio Edison
     Project, Ser B, RB, FGIC
     Callable 06/01/00 @ 102
     7.100%, 06/01/18                 $1,000      $  1,025
   Building Authority, Administration
     Building Fund, Ser A, RB
     5.500%, 10/01/07                  1,700         1,726
   Building Authority, Adult
     Correctional Building Project,
     Ser A, RB
     5.500%, 04/01/07                  4,345         4,410
   Building Authority, Juvenile
     Corrections Project, Ser B, RB
     Callable 04/01/09 @ 101
     5.000%, 10/01/09                  2,485         2,410
   Building Authority,
     State Administration Building
     Project, Ser A, RB
     5.125%, 10/01/07                  2,305         2,288
   Dayton, Special Facilities,
     Air Freight Project, RB
     6.050%, 10/01/09                  1,000           999
   Erie County, Hospital Improvements
     Authority, Firelands Community
     Hospital Project, RB
     Callable 01/01/02 @ 102
     6.750%, 01/01/15                  1,110         1,118
   Lucas County, GO
     5.300%, 12/01/05                  2,100         2,116
   Water Development Authority,
     Pollution Control Facilities Project,
     RB, MBIA
     6.000%, 06/01/05                  1,000         1,046
   Strongsville, City School District,
     GO, MBIA
     5.300%, 12/01/10                  1,050         1,047
                                                  --------
                                                    23,372
                                                  --------
OKLAHOMA -- 0.9%
   Capital Improvements Authority,
     Highway Capital Improvements
     Project, RB, MBIA
     5.000%, 06/01/06                  3,000         3,004
   Central Oklahoma Transportation and
     Parking Authority,  Ser 1973,
     RB Callable
     04/27/00 @ 100 (D)
     6.000%, 07/01/03                    110           111
   McAlester Public Works Authority,
     RB, FSA
     8.100%, 12/01/08                    875         1,053
   State Industrial Development
     Authority, Integris Health,
     RB, AMBAC
     5.250%, 08/15/06                  1,255         1,264

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Tulsa Port, Industrial Development
     Authority, Cargill Incorporated
     Project, RB
     5.350%, 09/01/06                 $1,000      $    999
   Tulsa, Industrial Development
     Authority, St. Johns Medical Center,
     RB Callable 07/01/00 @ 100 (D)
     6.875%, 01/01/02                    205           208
                                                  --------
                                                     6,639
                                                  --------
OREGON -- 0.5%
   Cow Creek Band Umpqua Tribe of
     Indians, Ser B, RB, AMBAC
     Callable 07/01/03 @ 103
     5.100%, 07/01/12                  2,000         1,910
   Washington Multnomah and
     Yamhill Counties, Oregon School
     District 1J, GO
     5.000%, 06/01/05                  1,495         1,488
                                                  --------
                                                     3,398
                                                  --------
PENNSYLVANIA -- 2.9%
   Allegheny County, Hospital
     Development Authority,
     UPMC Health System Project,
     RB, MBIA
     5.000%, 11/01/06                  2,145         2,110
   Allegheny County, University of
     Pennsylvania Medical Center
     Project, Ser B, RB, MBIA
     5.250%, 07/01/07                  1,760         1,749
   Delaware County, Health Systems
     Authority, Catholic Health East
     Project, Ser A, RB, AMBAC
     5.500%, 11/15/07                  1,635         1,649
   Easton Joint School Authority, RB (D)
     5.350%, 04/15/02                     65            65
   Erie County, Ser A, GO, FGIC
     Pre-Refunded @ 100 (C)
     6.600%, 09/01/01                  1,000         1,028
   Higher Education Facilities
     Authority, Allegheny/
     Delaware Valley,
     Ser A, RB, MBIA
     5.500%, 11/15/08                  1,000           973
   Higher Education Facilities Authority,
     University of Pennsylvania Medical
     Center Health Systems Project,
     Ser A, RB, FSA
     5.000%, 08/01/06                  2,635         2,595
   Housing Financial Authority,
     Single-Family Morgage Project,
     Ser 34A, RB, FHA
     Callable 04/01/02 @ 102
     6.850%, 04/01/16                  1,000         1,030

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



Intermediate-Term Municipal Fund--Continued
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Industrial Development Authority,
     RB, AMBAC
     7.000%, 07/01/07                 $1,000       $ 1,101
   Montgomery County, Higher
     Education and Health Authority,
     Abington Memorial Hospital
     Project, Ser A, RB, AMBAC
     5.000%, 06/01/08                  1,000           974
   Newcastle, Hospital Authority,
     Jameson Memorial Hospital,
     RB, MBIA
     5.500%, 07/01/08                  1,605         1,615
   Philadelphia, Airport & Marina
     Improvements, Ser A, RB
     6.000%, 06/15/04                  3,000         3,120
   Scranton-Lackawanna, Health and
     Welfare Authority, Hospital
     Community Medical Center Project,
     RB, MBIA
     5.500%, 07/01/07                  2,585         2,608
   Westmoreland County, Municipal
     Authority, GO (D)
     9.125%, 07/01/10                    320           360
                                                  --------
                                                    20,977
                                                  --------
RHODE ISLAND -- 0.5%
   Housing and Mortgage Finance
     Corporation, Homeownership
     Opportunity Project, Ser 25A,
     RB Callable 10/01/07 @ 101.5
     4.950%, 10/01/16                  1,980         1,958
   Housing and Mortgage Finance
     Corporation, Rental Housing
     Project, Ser A, RB (E)
     5.050%, 10/01/01                  1,500         1,509
                                                  --------
                                                     3,467
                                                  --------
SOUTH CAROLINA -- 1.2%
   Hospital Facilities Authority,
     Medical University, RB
     5.625%, 07/01/11                  2,885         2,705
   Housing Authority, Homeownership
     Mortgage, Ser A,
     RB Callable 07/01/04 @ 102
     6.375%, 07/01/16                  1,000         1,039
   Piedmont, Municipal Power Agency,
     Electrical Revenue,
     Ser D, RB, MBIA (A) (B)
     3.850%, 03/07/00                    900           900
   Piedmont, Municipal Power Agency,
     Ser A, RB, FGIC
     6.500%, 01/01/16                  1,570         1,698


--------------------------------------------------------------------------------
                                         FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Public Service Authority,
     Ser B, RB Callable 07/01/01 @ 102
     6.700%, 07/01/02                 $1,220       $ 1,276
   Spartanburg County, School
     District 5, COP, MBIA
     Callable 07/01/05 @ 102
     5.400%, 07/01/08                  1,000         1,004
                                                  --------
                                                     8,622
                                                  --------
SOUTH DAKOTA -- 0.2%
   Health and Educational Facilities
     Authority, RB, MBIA
     6.000%, 07/01/08                  1,025         1,066
   Housing Development Authority,
      Homeownership Mortgage,
     Ser A, RB Callable 05/01/06 @ 102
     5.500%, 05/01/10                    690           686
                                                  --------
                                                     1,752
                                                  --------
TENNESSEE -- 0.7%
   Chattanooga, Health Education and
     Housing Facilities Board, Catholic
     Health Initiatives Project, Ser A, RB
     5.000%, 12/01/01                  1,000         1,001
   Hendersonville, Industrial
     Development Authority,
     Ashford 83 Association Project,
     RB Callable 12/15/06 @ 102
     5.950%, 12/15/08                  1,280         1,254
   Metropolitan Government Nashville
     and Davidson County, Health and
     Education Facilities Board,
     Vanderbilt University Project,
     Ser A, RB
     5.500%, 05/01/06                    500           511
     6.000%, 05/01/07                  1,200         1,257
   Tennessee, Housing Development
     Agency, Homeownership
     Program, RB
     5.800%, 07/01/00                  1,020         1,024
                                                  --------
                                                     5,047
                                                  --------
TEXAS -- 13.1%
   Arlington, Independent School
     District Authority, GO
     Callable 02/15/09 @ 100
     5.000%, 02/15/24                  5,000         4,244
   Austin, Independent School
     District, GO (E)
     4.750%, 08/01/15                  4,000         3,500
   Austin, Utility System Authority,
     Combination Project,
     Ser A, RB, FSA
     5.750%, 11/15/03                  3,295         3,398

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Austin, Utility System Authority,
     RB, MBIA Pre-Refunded @ 100 (C)
     5.500%, 05/15/05                 $5,000     $   5,106
   Austin, Utility System Authority,
     Ser B, RB Callable 05/15/00
     @ 101.50
     7.250%, 11/15/03                     80            86
   Brazos, River Authority, Houston
     Industries Project, Ser C,
     RB Callable 05/01/08 @ 102
     5.125%,05/01/19                   1,500         1,329
   Brazos, River Authority, Reliant
     Energy Project, Ser B, RB (B)
     5.200%, 12/01/02                  5,000         4,969
   Cedar Hill, Independent School
     District, RB (E)
     6.450%, 08/15/03                  2,225         2,339
   Dallas, GO
     5.000%, 02/15/06                  4,275         4,254
   Dallas, Civic Center Authority,
     RB, MBIA Callable 08/15/08 @ 101
     4.875%, 08/15/23                  5,000         4,163
   Deer Park, Independent School
     District, GO (E)
     6.000%, 02/15/06                  1,500         1,568
     02/15/08                          1,500         1,562
     6.000%, 02/15/08                  2,000         2,098
   Department of Housing and
     Community Affairs, Single-Family
     Housing, Ser B-CL2, RB
     Callable 09/01/06 @ 102
     5.550%, 09/01/11                  1,720         1,719
   Donna, Independent School District,
     GO (E)
     5.250%,  02/15/05                 1,135         1,145
     5.500%, 02/15/06                  1,180         1,202
   Fort Worth, Water and Sewer
     Improvement Authority, RB
     5.000%, 02/15/04                  2,405         2,402
     5.500%, 02/15/06                  1,080         1,095
   Harris County, Health Facilities,
     St Lukes Episcopal Hospital Project,
     Ser B, RB (A) (B)
     3.750%, 03/01/00                  2,500         2,500
   Harris County, GO
     10.000%, 10/01/00                 1,850         1,911
   Harris County, Health Facilities
     Development Authority,
     Memorial Hospital Systems
     Project, Ser A, RB
     6.000%, 06/01/09                  1,825         1,880
   Harris County, Health Facilities
     Revenue Authority, Christus Health
     Project, Ser A, RB, MBIA
     5.375%, 07/01/08                  3,845         3,845

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Houston, Independent School District
     Authority, Ser A, GO
     Callable 02/15/09 @ 100
     4.750%, 02/15/26                $ 5,000       $ 4,031
   Houston, Water and Sewer Systems
     Revenue, Jr. Lien Project,
     Ser A, RB, MBIA
     Pre-Refunded @ 100 (C)
     6.200%, 12/01/05                 11,150        11,791
   Humble, Independent School District, GO
     6.500%, 02/15/02                  3,085         3,185
     6.500%, 02/15/03                  2,110         2,208
     6.500%, 02/15/04                  2,380         2,514
     6.500%, 02/15/05                  1,425         1,516
   La Porte, Independent School
     District, GO (E)
     6.000%, 02/15/03                  1,000         1,033
   Lone Star Airport Improvement
     Authority, RB (A) (B) (E)
     3.750%, 03/01/00                  2,300         2,300
   Matagorda County, Pollution Control
     Authority, Central Power and
     Lighting Project, Ser A, RB (B)
     4.900%, 11/01/01                  5,100         5,087
   Mission, Independent School District,
     GO (E)
     6.500%, 02/15/03                  1,215         1,271
   Pflugerville, Independent School
     District, GO (E)
     4.500%, 08/15/06                  1,000           958
   Public Finance Authority,
     Ser A, RB, AMBAC
     6.000%, 08/01/02                  1,000         1,030
   Water Financial Assistance A&C, GO
     5.000%, 08/01/05                  2,500         2,497
                                                  --------
                                                    95,736
                                                  --------
UTAH -- 0.8%
   Alpine, School District Authority,
     School Board Project,
     GO Callable 09/15/08 @100
     5.000%, 03/15/13                  2,775         2,595
   Board Regents Authority, University
     of Utah Hopsital Project, RB
     5.250%, 08/01/07                  1,360         1,335
   Housing Finance Authority, Single-
     Family Mortgage, Issue B, RB, FHA
     Callable 07/01/03 @ 102
     5.125%, 07/01/24                    455           448
   Salt Lake City Airport, RB, FGIC
     7.400%, 06/01/00                    265           267

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

Intermediate-Term Municipal Fund--Concluded
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Salt Lake City, Revenue Authority
     Pooled Project, RB
     Callable 07/28/99 @ 100 (A) (B) (E)
     3.850%, 03/07/00                 $1,550       $ 1,550
                                                  --------
                                                     6,195
                                                  --------
VIRGIN ISLANDS -- 0.3%
   Public Financial Authority,
     Federal Lein Notes, Ser C, RB
     5.500%, 10/01/06                  2,375         2,333
                                                  --------
VIRGINIA -- 1.9%
   Hampton, Sentara Health System,
     Ser A, RB
     5.375%, 11/01/10                  1,000           968
   Housing Development Authority,
     Commonwealth Morgage Project,
     Sub Ser C, RB
     Callable 01/01/02 @ 102
     6.500%, 07/01/07                    500           500
   Kanawha County, Industrial
     Development Authority,
     Topvalco Inc. Project, RB
     Callable 11/01/03 @ 102
     7.125%, 11/02/12                  1,160         1,234
   Loudoun County, Industrial
     Development Authority,
     Residential Care Facility Falcons
     Landing Project Ser A, RB
     Pre-Refunded @ 103 (C)
     8.750%, 11/01/04                  6,000         7,088
   Peninsula Port Authority, Riverside
     Health Systems Project, RB
     5.000%, 07/01/06                  2,030         1,989
   State Housing Development
     Authority, Multi-Family Housing,
     Ser H, RB
     5.250%, 05/01/03                    685           692
   State Housing Development Authority,
     Ser A, RB Callable 01/01/02 @ 102
     7.100%, 01/01/22                  1,250         1,283
   State Housing Development Authority,
     Zero Coupon, RB
     Callable 11/01/01 @ 21.916
     0.00%, 11/01/17                     695           139
                                                  --------
                                                    13,893
                                                  --------
WASHINGTON -- 2.0%
   Clark County, Public Utility
     District 001, RB, FGIC
     6.000%, 01/01/04                  2,525         2,620
   Grant County, Public Utility
     District 2, RB
     5.625%, 01/01/07                  2,470         2,522

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   King County, Ser D, GO
     5.250%, 12/01/04                 $1,000       $ 1,010
   Public Power Supply Systems
     Authority, Nuclear Project 1,
     Ser A, RB, MBIA
     Callable 07/01/03 @ 102
     5.700%, 07/01/17                  1,000           966
   Public Power Supply Authority,
     Nuclear Project 2, Ser A, RB
     5.000%, 07/01/05                  3,000         2,963
     6.000%, 07/01/07                  1,450         1,499
   Washington State, Ser B, GO
     Callable 01/01/09 @ 100
     5.000%, 01/01/12                  2,170         2,037
   Washington State, Ser B, RB
     Pre-Refunded @ 100 (C)
     6.700%, 06/01/01                  1,000         1,026
                                                  --------
                                                    14,643
                                                  --------
WISCONSIN -- 1.6%
   Center District Tax Authority,
     Junior Dedicated Project,
     Ser B, RB Pre-Refunded @ 101 (C)
     5.700%, 12/15/06                  3,000         3,109
   Housing and Economic Development
     Authority, Homeownership,
     Ser 1, RB, FHA
     Callable 07/01/02 @ 102
     6.600%, 09/01/07                  1,300         1,336
   Transportation Authority, Ser A, RB
     5.000%, 07/01/05                  4,040         4,025
     5.000%, 07/01/06                  3,500         3,461
                                                  --------
                                                    11,931
                                                  --------
Total Municipal Bonds
   (Cost $741,431)                                 724,772
                                                  --------
Total Investments -- 99.1%
   (Cost $741,431)                                 724,772
                                                  --------
Other Assets and Liabilities, Net -- 0.9%            6,525
                                                  --------

NET ASSETS:
Fund Shares  of  Class A  (unlimited
   authorization -- no par value) based on
   69,525,503 outstanding shares of
   beneficial interest                             749,481
Undistributed net investment income                     11
Accumulated net realized loss on investments       (1,536)
Net unrealized depreciation on investments        (16,659)
                                                  --------
 Total Net Assets -- 100.0%                       $731,297
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.52
                                                  ========
40

--------------------------------------------------------------------------------
                                      FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FHA      FEDERAL HOUSING AGENCY
FSA      FINANCIAL SECURITY ASSISTANCE
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET
    ASSETS IS THE RATE IN EFFECT ON FEBRUARY 29, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(D) SECURITY IS ESCROWED TO MATURITY.
(E) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR
    BANK OR FINANCIAL INSTITUTION.
(F) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA/GNMA. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


Pennsylvania Municipal
Bond Fund

MUNICIPAL BONDS -- 93.1%
PENNSYLVANIA -- 93.1%
   Allegheny County, Higher Education
     Building Authority, Thiel College
     Project, Ser A, RB, ACA Insured
     4.550%, 11/15/04                 $  190        $  183
     4.650%, 11/15/05                    200           191
     4.750%, 11/15/06                    215           205
     4.850%, 11/15/07                    225           214
     5.000%, 11/15/08                    240           229
     5.000%, 11/15/09                    300           285
     5.200%, 11/15/11                    335           321
     5.300%, 11/15/12                    350           329
     5.350%, 11/15/13                    370           345
     5.400%, 11/15/14                    390           363
   Allegheny County, Hospital
     Development Authority, Allegheny
     General Hospital, RB (C)
     6.750%, 05/01/04                    195           200
   Allegheny County, Hospital
     Development Authority,
     Harmarville Rehabilitation Center,
     RB (C)
     6.000%, 10/01/08                    205           206

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Allegheny County, Hospital
     Development Authority,
     Health Center Project,
     Ser B, RB, MBIA
     5.000%, 07/01/09                 $  735        $  705
   Allegheny County, Hospital
     Development Authority,
     Montefiore Hospital, RB (C)
     6.875%, 07/01/09                    630           665
   Allegheny County, Hospital
     Development Authority,
     North Hills Passavant, RB (C)
     6.750%, 07/01/05                     85            87
   Allegheny County, Hospital
     Development Authority,
     St. Margaret Memorial, RB (C)
     6.750%, 07/01/10                  1,280         1,336
   Allegheny County, Industrial
     Development Authority,
     Environmental Improvement Project,
     Ser A, RB
     6.700%, 12/01/20                    850           857
   Allegheny County, Industrial
     Development Authority,
     RB Mandatory Put 12/01/00 (B)
     5.250%, 12/01/14                     25            25
   Allegheny County, Industrial
     Development Authority, RB, AMT (B)
     6.000%, 10/01/04                    150           150
   Allegheny County, Residential
     Financial Authority, Mortgage
     Revenue, Single-Family,
     Ser CC-1, RB, GNMA (D)
     4.950%, 05/01/10                    210           199
     4.950%, 11/01/10                    220           208
   Allegheny County, Sanitation
     Authority, RB (C)
     6.800%, 07/01/03                    165           171
   Allentown Hospital Authority,
     Sacred Heart Hospital Project, RB (C)
     8.000%, 03/01/09                    260           288
   Altoona Area School District
     Authority, GO (C)
     6.500%, 07/01/04                    200           212
   Altoona Area School, District
     Authority, Blair County, Ser 78, RB
     Pre-Refunded Various Dates @ 100 (A)
     6.500%, 07/01/06                    400           416
   Armstrong School District, GO,
     MBIA Pre-Refunded @ 100 (A)
     7.750%, 06/01/03                     55            59
   Baldwin, Whitehall School Building,
     RB (C)
     6.625%, 11/15/02                     45            45

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)


Pennsylvania Municipal Bond Fund--continued
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Baldwin, Whitehall School District,
     RB Partially Pre-Refunded @ 100 (A)
     Balance ETM
     6.699%, 11/15/07                 $  215        $  232
   Bensalem Township, Water & Sewer
     Authority, RB (C)
     6.750%, 12/01/14                    255           269
   Berks County, Industrial
     Development Authority,
     Construction Fasteners Project,
     RB, AMT (B)
     5.400%, 12/01/03                     25            25
   Berks County, Redevelopment
     Multi-Family Authority,
     Woodgate Associates Project,
     Ser A, RB, FNMA (D)
     4.700%, 01/01/09                    180           169
   Blair County, Hospital Authority,
     RB (C)
     6.900%, 07/01/08                  1,170         1,221
   Blairsville-Saltsburg, School District,
     GO, AMBAC (C)
     9.000%, 05/15/03                     40            43
   Borough of Tarentum, Electric
     Revenue, Ser A, RB, Asset
     Guaranty Pre-Refunded @ 100 (A)
     5.500%, 09/01/03                    645           658
   Bucks County, Industrial
     Development Authority, RB (C)
     8.750%, 09/01/04                    170           183
   Bucks County, Redevelopment
     Authority, Warminster Heights,
     Section 8, RB, FHA
     6.250%, 08/01/02                    165           167
   Butler Area, Sewer Authority,
     Sewer Revenue,
     RB Pre-Refunded @ 100 (A)
     7.250%, 01/01/04                    355           375
   Butler County, Industrial
     Development Authority, RB (B)
     4.900%, 11/01/03                    700           691
   Cambria County, GO, FGIC
     4.600%, 08/15/09                    180           168
   Cambria County, Hospital Authority,
     Conemaugh Valley Memorial
     Hospital, RB (C)
     7.625%, 09/01/11                    230           256
   Chester County, Health &
     Educational Facility Authority,
     Immaculata College Project, RB
     5.250%, 10/15/10                    345           320

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Chester County, Health &
     Educational Facility Authority,
     Jefferson Health Systems Project,
     Ser B, RB, AMBAC
     4.700%, 05/15/05                 $  275        $  269
   Chester County, Hospital Authority,
     Paoli Memorial Hospital, RB (C)
     5.500%, 02/01/03                     90            90
   Cresswell Heights, Joint Water
     Authority, RB (C)
     7.375%, 03/01/07                     80            85
   Cumberland Valley, School Project,
     GO, MBIA (C)
     6.400%, 11/15/01                     20            20
   Dauphin County, General School
     Authority, RB, AMBAC Mandatory
     Put 06/01/12 @ 100
     4.900%, 06/01/26                    330           330
   Dauphin County, General School
     Authority, RB, AMBAC Mandatory
     Put 06/01/10 @ 100
     4.700%, 06/01/26                    460           460
   Dauphin County, General Authority,
     Phoenixville Hospital Project,
     Ser A, RB, FGIC
     5.900%, 07/01/05                    845           879
   Dauphin County, General Authority,
     RB Mandatory Put 06/03/02 @ 100
     6.600%, 06/01/26                     50            52
   Dauphin County, General Authority,
     Sub Ser RRR, RB, AMBAC Mandatory
     Put 06/01/06 @ 100
     4.600%, 06/01/26                    550           514
   Dauphin County, General School
     Authority, Penncrest School Project,
     RB Mandatory Put 06/02/03 @ 100
     6.600%, 06/02/26                    915           946
   Dauphin County, General School
     Authority, RB Mandatory
     Put 06/01/04 @ 100
     6.700%, 06/01/26                  1,220         1,264
   Delaware County, Elwyn Project,
     RB, Connie Lee
     6.000%, 06/01/11                  3,250         3,388
   Delaware County, Hospital Authority,
     Crozer-Chester Medical Center
     Project, RB (C)
     4.900%, 12/01/08                    550           517
   Delaware County, Hospital Authority,
     Crozer-Chester Medical Center
     Project, RB, ACA Insured (C)
     4.850%, 12/01/07                    645           611

--------------------------------------------------------------------------------
                                        FACE
                                    AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   Delaware County, School Authority,
     Haverford School Project, RB
     4.450%, 03/15/09                 $  475        $  428
     4.550%, 03/15/10                    495           443
     4.750%, 03/15/12                    495           441
   Delaware County, University
     Authority, Villanova University, RB (C)
     9.625%, 08/01/02                    145           153
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges, RB (C)
     6.000%, 01/15/10                    155           158
     6.500%, 01/15/11                    130           136
   Delware County, School Authority,
     Haverford School Project, RB
     4.650%, 03/15/11                    520           462
   Derry Township, Sanitation Sewer
     Authority, RB (C)
     6.250%, 08/01/12                     50            51
   Downingtown, Municipal Water
     Authority, RB, FSA
     4.750%, 09/01/10                    325           305
   Easton, Area School Authority, GO (C)
     6.250%, 04/15/02                     65            67
   Erie County, Higher Education
     Authority, Mercyhurst College
     Project, RB
     5.700%, 03/15/11                     85            83
   Erie County, Hospital Authority,
     Erie County Geriatric, RB (C)
     6.750%, 07/01/11                    775           828
   Erie County, Hospital Authority,
     Geriatric, RB (C)
     6.250%, 07/01/11                    120           124
   Erie County, Hospital Authority,
     Hamot Health Project, RB, AMBAC
     5.000%, 05/15/07                  1,890         1,850
   Erie County, Hospital Authority,
     Hamot Medical Center Project, RB (C)
     6.900%, 01/01/05                    330           339
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
     5.650%, 03/15/10                    180           176
     5.750%, 03/15/13                  3,000         2,865
   Fayette County, Hospital Authority,
     Uniontown Hospital, RB, Connie Lee
     5.100%, 06/15/03                     65            65
     5.200%, 06/15/04                    100           101
     5.300%, 06/15/05                  1,000         1,005
     5.450%, 06/15/07                    740           744
   Financing Authority, Municipal
     Capital Improvements Program, RB
     6.600%, 11/01/09                  1,320         1,398

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Franklin County, Industrial
     Devlopment Authority,
     Chambersburg Hospital Project,
     RB, AMBAC
     5.000%, 07/01/08                 $1,000        $  974
   Franklin Hospital, Special Obligation,
     RB (C)
     7.125%, 10/01/08                    100           105
   Greene County, Industrial
     Development Authority,
     Monongahela Power Company
     Project, Ser B, RB, MBIA
     4.750%, 02/01/07                    935           902
   Greene County, Industrial
     Development Authority,
     West Pennsylvania Power Company,
     Ser B, RB, MBIA
     4.750%, 02/01/07                  2,225         2,147
   Harrisburg, GO (C)
     7.400%, 06/15/04                    235           248
   Harrisburg, Ser A, GO, MBIA (C)
     9.750%, 04/15/04                    110           123
   Hazleton, Area School District
     Authority, Ser B, GO, FGIC
     4.550%, 03/01/06                    155           150
     4.750%, 03/01/08                    175           168
     4.900%, 03/01/09                    175           170
   Hazleton, Area School District
     Authority, Ser C, GO, FGIC
     4.650%, 03/01/07                    100            96
   Hickory Township, Municipal
     Authority, RB (C)
     6.250%, 02/01/14                    295           302
   Higher Education Assistance Agency,
     Ser A, RB, AMBAC, AMT
     7.050%, 10/01/16                  3,500         3,658
   Higher Education Authority,
     Ser 1995, RB, Asset Guaranty
     4.850%, 09/15/03                    250           248
     5.150%, 09/15/06                    345           342
   Higher Education Facilities Authority,
     College & University, Ser 10, RB (C)
     6.900%, 07/01/07                    115           118
   Higher Education Facilities Authority,
     College of Textiles & Science,
     Ser 1996, RB
     6.250%, 04/01/05                    265           272
     6.350%, 04/01/06                    285           294
     6.450%, 04/01/07                    295           304
     6.550%, 04/01/08                    320           330
     6.600%, 04/01/09                    340           350
   Higher Education Facilities Authority,
     College of Textiles & Science, RB
     5.450%, 02/01/07                    200           196

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)


Pennsylvania Municipal Bond Fund--Continued
-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Higher Education, Philadelphia
     College of Textiles & Science,
     Ser 1996, RB
     6.050%, 04/01/03                 $  240        $  244
     6.150%, 04/01/04                    250           255
   Housing Finance Agency,
     Ser 1991-31A, RB, AMT
     6.800%, 10/01/17                    225           230
   Housing Finance Agency, RB (C)
     7.750%, 12/01/07                     75            79
   Housing Finance Agency, Rental
     Housing, Ser 91, RB,
     FHA/FNMA (D)
     5.450%, 07/01/06                  2,000         2,020
   Hummelstown, Municipal Authority,
     RB Pre-Refunded @ 100 (A)
     5.700%, 01/01/02                     40            41
   Jefferson County, Municipal
     Authority, RB, MBIA (C)
     7.000%, 12/01/02                     25            26
   Jersey Shore, Area School District,
     GO, MBIA (C)
     9.375%, 03/01/03                    235           254
   Lancaster, Sewer Authority, RB (C)
     6.000%, 04/01/12                    180           181
   Lehigh County, General Purpose
     Authority, Kidspeace Corporation
     Project, RB, ACA Insured
     5.800%, 11/01/12                  1,265         1,249
   Lehigh County, General Purpose
     Authority, Kidspeace Obligation
     Group Project, RB, ACA Insured
     5.700%, 11/01/09                  2,485         2,466
   Lehigh County, General Purpose
     Authority, Muhlenberg Medical
     Center Project, RB (C)
     7.000%, 07/01/04                     90            93
   Lehigh County, General Purpose
     Authority, Saint Lukes Hospital
     Bethlehem Project, RB, AMBAC
     5.300%, 11/15/07                    450           448
   Lehigh County, GO, FGIC
     5.100%, 11/15/07                    200           199
   Lower Pottsgrove Township,
     Sewer Authority, RB (C)
     6.250%, 05/01/12                    135           138
   Luzerne County, GO, FGIC
     Pre-Refunded @ 100 (A)
     6.800%, 09/15/01                    130           134
   Luzerne County, Ser 91, GO, FGIC
     6.800%, 09/15/02                    370           382
   Lycoming County, Hospital
     Authority, Williamsport Hospital,
     RB, Connie Lee
     5.250%, 11/15/06                  1,300         1,297

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   McCandless Township, Sanitation
     Authority, Sewer Authority, RB (C)
     6.750%, 11/15/05                 $  360      $    375
   McCandless Township, Sanitation
     Authority, Sewer Project, RB (C)
     6.500%, 09/01/05                     95            97
   Monroeville, Water Authority, RB (C)
     7.250%, 12/01/08                     45            47
   Montgomery County, GO (C)
     9.000%, 08/15/04                     25            27
   Montgomery County, Industrial
     Development Authority, Health
     Facilities, Ecri Project, RB
     6.850%, 06/01/13                  2,115         2,120
   Mount Lebanon, Hospital
     Authority, RB (C)
     7.000%, 07/01/06                    506           527
   New Brighton, Area School
     Authority, RB, MBIA (C)
     5.850%, 11/15/02                     10            10
   New Castle, Area Hospital Authority,
     Jameson Memorial Hospital
     Project, RB
     5.500%, 07/01/09                    800           802
   New Castle, Hospital Authority,
     Jameson Memorial Hospital Project,
     RB, MBIA
     6.000%, 07/01/10                    315           326
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser A, RB,
     Asset Guaranty
     5.350%, 07/01/10                    100            98
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, RB,
     Asset Guaranty
     5.350%, 07/01/10                  1,370         1,344
   Northampton, Bucks County,
     Municipal Water Authority, RB (C)
     6.750%, 11/01/13                     50            52
   Northeast Allegheny County, RB (C)
     6.000%, 05/01/02                     30            30
   Northeastern Hospital Authority,
     Hospital Revenue, RB (C)
     6.375%, 09/15/07                    160           161
     7.000%, 06/01/06                    405           421
   Northgate, School Authority,
     School Building, RB, MBIA (C)
     6.375%, 02/15/07                     95           102
   Northhampton County, GO
     5.125%, 08/15/17                    735           667
   Owen J. Roberts School District,
     Ser A, GO, MBIA
     5.150%, 05/15/11                    100            98

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                       FACE
                                    AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Authority, Drexel University Project,
     RB, MBIA (C)
     10.250%, 05/01/03                $  110        $  120
   Pennsylvania State, Higher Education
     Authority, Drexel University Project,
     Second Ser, RB, MBIA
     4.500%, 05/01/06                    870           832
   Pennsylvania State, Higher
     Education Facilities Authority,
     Health Services Allegeny
     Delaware Valley, Ser A, RB, MBIA
     5.600%, 11/15/09                    250           245
     5.600%, 11/15/10                  3,595         3,411
   Pennsylvania State, Higher
     Education Facilities Authority,
     Ursinus College Project, RB
     5.850%, 01/01/17                  1,480         1,408
   Pennsylvania State, Higher Education,
     Health Facilities Authority,
     Allegheny Delaware Valley
     Obligation Project, Ser C, RB, MBIA
     5.875%, 11/15/18                  3,200         2,996
   Pennsylvania State, Higher
     Educational Facilities Authority,
     University Pennsylvania Health
     Project, Ser A, RB, MBIA
     5.375%, 01/01/14                  2,000         1,938
   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage,
     Ser 49, RB, AMT
     5.800%, 10/01/07                    205           205
   Pennsylvania, Delco School District
     Project, GO, FGIC
     4.300%, 02/15/10                     85            76
     4.600%, 02/15/13                    100            88
   Pennsylvania, Housing Finance
     Agency, Single-Family Mortgage
     Project, Ser 36, RB (B)
     5.450%, 10/01/14                    500           477
   Perkiomen Valley School District,
     RB, MBIA (C)
     6.500%, 12/01/07                    110           119
   Peters Township School District,
     Zero Coupon, GO, MBIA (C)
     0.00%, 11/15/07                     100            66
   Philadelphia Gas Works, Fourteenth
     Ser, RB, FSA Partially
     Pre-Refunded 07/01/03, @ 102 (A)
     6.250%, 07/01/08                  1,000         1,055
   Philadelphia, Graduate Hospital
     Project, RB (C)
     7.000%, 07/01/10                  1,285         1,361


-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Philadelphia, Hospital & Higher
     Education Authority, Presbyterian
     Medical Center, RB (C)
     6.100%, 12/01/03                 $  410        $  427
   Philadelphia, Industrial Development
     Authority, National Board of
     Medical Examiners Project,
     RB Pre-Refunded @ 102 (A)
     6.750%, 05/01/02                    950         1,005
   Philadelphia, Redevelopment
     Authority, Home Improvement
      Loan, Ser 1995A, RB, AMT
     5.100%, 12/01/01                     65            65
     5.100%, 06/01/01                     85            85
     5.250%, 06/01/02                    120           120
     5.250%, 12/01/02                    130           130
     5.400%, 06/01/03                     95            95
     5.400%, 12/01/03                    110           110
     5.550%, 06/01/04                     40            40
     5.650%, 12/01/05                     40            40
     6.100%, 12/01/10                    610           609
   Philadelphia, Redevelopment
     Authority, West Philadelphia
     Project, RB, FNMA (D)
     6.750%, 05/15/04                    500           514
   Philadelphia, School District,
     Ser 91-B, GO, MBIA Partially
     Pre-Refunded @ 101 (A)
     7.000%, 07/01/01                    250           260
   Philadelphia, Water & Sewer
     Authority, Ser 10, RB (C)
     7.350%, 09/01/04                  5,395         5,752
   Pittsburgh Parking Authority,
     Ser 92-A, RB, FGIC
     5.750%,< 12/01/05                   500           515
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB
     5.150%, 02/01/17                    175           161
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan, Ser B, RB
     4.700%, 10/01/10                    100            93
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loans, RB, MBIA, FHA
     7.125%, 08/01/04                    225           226
   Pittsburgh, Urban Redevelopment
     Authority, Multi-Family Housing
     Hazlewood Project, Ser A, RB
     5.400%, 01/01/22                  1,985         1,806

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

Pennsylvania Municipal Bond Fund--Concluded
-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996C, RB, AMT
     5.700%, 10/01/05                 $  240        $  242
   Pittsburgh, Urban Redevelopment
     Authority, Ser 1996D, RB
     5.900%, 04/01/08                    285           288
     5.900%, 10/01/08                    290           293
     6.000%, 10/01/09                    310           314
     6.100%, 10/01/10                    330           334
   Pittsburgh, Urban Redevelopment
     Authority, Ser A, RB, AMT
     5.750%, 10/01/10                     50            49
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     5.700%, 10/01/11                    105           103
     6.700%, 04/01/10                     10            10
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser A, RB (B)
     5.750%, 12/01/06                  1,980         1,987
   Pittsburgh, Urban Redevelopment
     Center, Triangle Tax Increment,
     Ser B, RB (B)
     5.750%, 03/15/06                  1,130         1,136
   Pittsburgh, Water and Sewer
     Authority, RB, FGIC (C)
     7.625%, 09/01/04                    195           211
   Potter County, Hospital Authority,
     Charles Cole Memorial, RB,
     Asset Guaranty
     5.200%, 08/01/03                    245           245
     5.300%, 08/01/04                    325           325
     5.400%, 08/01/05                    320           320
     5.500%, 08/01/06                    160           160
   Pottsville, Hospital Authority,
     Daughters of Charity Project, RB
     5.000%, 08/15/12                    260           245
   Pottsville, Hospital Authority,
     Hospital & Warner Clinic, RB
     6.400%, 07/01/03                    930           972
   Quakertown, Hospital Authority,
     Community Hospital, RB (C)
     7.125%, 01/01/11                    120           129
   Radnor Township, School
     Authority, Ser A, RB (C)
     9.000%, 10/15/03                     20            21
   Robinson Township,
     Water Authority, RB (C)
     5.625%, 05/01/06                     34            34
   Scranton-Lackawanna, Health &
     Welfare Authority,
     Moses Taylor Hospital, RB
     6.000%, 07/01/09                    940           857

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Scranton-Lackawanna, Health &
     Welfare Authority,
     Moses Taylor Hospital, RB (C)
     6.625%, 07/01/09                 $  675        $  702
   Shaler Township, GO (C)
     6.400%, 08/01/01                      5             5
   Shaler, School District, RB (C)
     6.250%, 04/15/08                    140           143
   Somerset County, Hospital Authority,
     Somerset Community Hospital
     Project, Ser B, RB, Asset Guaranty
     5.300%, 03/01/11                    500           479
   Southeastern, Greene School
     District, GO (C)
     9.375%, 07/01/03                    115           123
   Southeastern, Transportation
     Authority, Ser A, RB, FGIC
     5.125%, 03/01/10                    500           490
   Steel Valley, School District, GO (C)
     6.250%, 11/01/06                    120           122
   Susquehanna Township, Sewer
     Authority, RB (C)
     6.000%, 11/15/13                     55            58
   Swarthmore Boro, College Revenue
     Authority, RB
     6.000%, 09/15/12                    615           639
   Swissvale, Area School District, GO (C)
     6.300%, 12/01/03                     70            73
   Uniontown Area, School Authority,
     School Building Revenue, RB
     6.300%, 10/01/07                    200           209
   Upper Allegheny, Joint Sanitation
     Authority, RB, AMBAC (C)
     9.000%, 09/01/00                     45            46
   Upper Allen Township, Sewer
     Authority, RB (C)
     5.750%, 04/01/13                    170           174
   Upper Gwynedd-Towamencin,
     Sewer Authority, RB, MBIA (C)
     5.850%, 10/15/06                    125           124
   Upper Perkiomen, School District, GO (C)
     6.000%, 05/01/04                     25            25
   Upper St. Clair Township, School
     Building Authority, RB
     Pre-Refunded @ 100 (A)
     6.625%, 05/15/06                    215           231
   Westmoreland County, Industrial
     Development Authority, Hospital
     Project, RB, AMBAC
     5.800%, 07/01/04                    565           581
   Westmoreland County, Industrial
     Development Authority, Hospital
     Project, Ser 92-A, RB, AMBAC
     5.900%, 07/01/05                    595           614

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                   FACE
                                 AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
   Westmoreland County, Municipal
     Authority, Special Obligation,
     GO (C)
     9.125%, 07/01/10                 $  250    $    281
   Windber Area Authority,
     Hospital Project, RB, FHA
     Pre-Refunded @ 102 (A)
     5.900%, 08/01/05                    240         253
   Wyoming County, Hospital
     Authority, Tyler Memorial, RB (C)
     7.400%, 01/01/05                     65          68
   Wyoming Valley Sanitation
     Authority, RB (C)
     5.125%, 07/01/07                     95          91
   York County, Hospital Authority,
     Lutheran Social Services, RB
     5.400%, 04/01/04                    500         489
     5.600%, 04/01/05                    500         487
     5.800%, 04/01/06                    500         488
   York Township, Water & Sewer
     Authority, RB (C)
     5.900%, 08/01/13                     85          87
Total Municipal Bonds
   (Cost $107,695)                               105,262
                                                --------
CASH EQUIVALENTS -- 5.6%
   Provident Pennsylvania Tax Free
     Money Market                        833         833
   Vanguard Pennsylvania Tax Free
     Money Market                      5,550       5,550
                                                --------
Total Cash Equivalents
   (Cost $6,383)                                   6,383
                                                --------
Total Investments -- 98.7%
   (Cost $114,078)                               111,645
                                                --------
Other Assets and Liabilities, Net -- 1.3%          1,503
                                                --------
--------------------------------------------------------------------------------
                                              VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   2,982,860 outstanding shares of
   beneficial interest                          $ 31,153
Fund Shares of Class B (unlimited
   authorization -- no par value) based on
   8,240,105 outstanding shares of
   beneficial interest                            85,065
Undistributed net investment income                    8
Accumulated net realized loss on investments        (645)
Net unrealized depreciation on investments        (2,433)
                                                --------
 Total Net Assets -- 100.0%                     $113,148
                                                ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                     $10.08
                                                ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                     $10.08
                                                ========
ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
AMT      ALTERNATIVE MINIMUM TAX
ETM      ESCROWED TO MATURITY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FHA      FEDERAL HOUSING ADMINISTRATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(C) SECURITY IS ESCROWED TO MATURITY.
(D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA/GNMA.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)


Massachusetts Municipal Bond Fund
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.3%
MASSACHUSETTS -- 92.4%
   Boston, Ser A, GO, FGIC
     Callable 01/01/08 @100
     4.500%, 01/01/18                 $  500        $  410
   Cambridge, GO
     Callable 08/01/08 @ 101
     4.800%, 08/01/12                    350           325
   Dudley Charlton Regional School
     District, Ser A, GO, FGIC
     5.125%, 06/15/12                    380           365
   Holyoke, GO, FSA
     5.500%, 06/15/03                     40            41
   Lawrence, GO
     4.875%, 09/15/01                    250           251
   Lowell, GO, AMBAC
     6.000%, 12/15/05                    150           157
   Lynn, Water & Sewer Community
     General, Ser A, RB, FSA
     5.875%, 12/01/06                     40            42
   Malden, GO, MBIA
     Callable 08/01/07 @ 101
     5.000%, 08/01/10                     45            43
   Marlborough, GO, FGIC
     6.750%, 06/15/07                    250           274
   Mashpee, GO, MBIA
     6.250%, 02/01/07                    155           165
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
     5.000%, 03/01/02                    175           176
     6.250%, 03/01/04                     70            73
     5.400%, 03/01/07                     45            46
     5.875%, 03/01/15                    185           189
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser C, RB
     5.250%, 03/01/06                  1,000         1,004
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser C, RB, FGIC
     5.750%, 03/01/10                    655           675
   Massachusetts State, College Building
     Authority Project, Ser A, RB (C)
     7.500%, 05/01/06                    175           196
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project,
     RB Callable 10/01/08 @ 102
     6.000%, 10/01/13                    200           182
   Massachusetts State, Development
     Finance Authority, College of
     Pharmacy Project, Ser B, RB
     5.875%, 07/01/07                    295           291

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Authority,
     May Institute, RB (C)
     5.500%, 09/01/08                 $  300        $  301
   Massachusetts State, Development
     Finance Authority, Northern
     Berkshire Community Project,
     Ser A, RB, ACA Insured
     5.750%, 08/15/08                    200           199
   Massachusetts State, GO, AMBAC
     5.750%, 08/01/09                    150           155
   Massachusetts State, Health &
     Educational Facilities Authority,
     Bentley College Project,
     Ser J, RB, MBIA
     4.500%, 07/01/06                    100            95
   Massachusetts State, Health &
     Educational Facilities Authority,
     Capital Asset Program,
     Ser C, RB (A) (B) (C)
     3.800%, 03/01/00                    300           300
   Massachusetts State, Health &
     Educational Facilities Authority,
     Captial Asset Program,
     Ser B, AMBAC (A) (B) (C)
     3.800%, 03/01/00                    900           900
   Massachusetts State, Health &
     Educational Facilities Authority,
     Caregroup Issue Project, Ser A, RB
     5.000%, 07/01/04                    100           100
   Massachusetts State, Health &
     Educational Facilities Authority,
     Children's Hospital Project,
     Ser E, RB Callable 10/01/02 @ 102
     6.125%, 10/01/12                    150           153
   Massachusetts State, Health &
     Educational Facilities Authority,
     Eye & Ear Infirmary Project,
     Ser B, RB, ACA Insured
     5.000%, 07/01/05                    195           190
   Massachusetts State, Health &
     Educational Facilities Authority,
     Milford Whitinsville Regional,
     Ser C, RB
     5.000%, 07/15/01                    100            99
     5.000%, 07/15/02                    405           395
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB
     Callable 07/01/06 @ 102
     6.750%, 07/01/09                    200           198

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare System,
     Ser B, RB
     5.000%, 07/01/09                 $  400        $  370
   Massachusetts State, Health &
     Educational Facilities Authority,
     Vinfen Corporation Project,
     Ser A, RB, ACA Insured
     4.125%, 11/15/01                    165           162
     5.000%, 11/15/08                    100            95
   Massachusetts State, Health &
     Educational Facilities Authority,
     Melrose Wakefield Hospital Project,
     Ser B, RB Callable 07/01/02 @ 102
     6.125%, 07/01/04                    130           135
   Massachusetts State, Health &
     Educational Facilities Authority,
     Youville Hospital Project, Ser B,
     RB, FHA Callable 02/15/04 @ 102
     6.125%, 02/15/15                    130           130
   Massachusetts State, Health &
     Elderly Facilities Authority,
     Cape Cod Healthcare Project,
     Ser B, RB
     5.000%, 11/15/07                    200           183
   Massachusetts State, Health &
     Elderly Facilities Authority,
     Harvard Pilgrim Health Project,
     Ser A, RB, FSA
     5.250%, 07/01/06                     40            38
   Massachusetts State, Housing
     Finance Agency, Housing Project,
     Ser A, RB, AMBAC
     5.950%, 10/01/08                    300           307
   Massachusetts State, Housing
     Finance Agency, Residential
     Development Project,
     Ser E, RB, FNMA
     Callable 11/15/02 @ 102 (D)
     6.250%, 11/15/12                    175           181
   Massachusetts State, Housing
     Finance Agency, Single-Family
     Project, Ser 44, RB
     5.900%, 12/01/13                    425           428
   Massachusetts State, Industrial
     Finance Agency, Restoration
     Recovery Authority, Odgen
     Project, Ser A, RB
     4.800%, 12/01/04                    150           143
   Massachusetts State, Industrial
     Finance Agency, Museum of Fine
     Arts Boston Project, RB, MBIA
     5.375%, 01/01/07                     45            45

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Massachusetts State, Industrial
     Finance Agency, Philips Academy
     Project, RB (C)
     5.375%, 09/01/23                 $  355        $  325
   Massachusetts State, Industrial
     Finance Agency, Pollution Control
     Authority, Boston Edison Project,
     Ser A, RB Callable 02/01/04 @ 102
     5.750%, 02/01/14                    175           166
   Massachusetts State, Industrial
     Finance Agency, Springfield
     College Project, RB
     Callable 09/15/03 @ 102
     5.625%, 09/15/10                    100            97
   Massachusetts State, Industrial
     Finance Agency, Suffolk University
     Project, RB, AMBAC
     Callable 07/01/07 @ 102
     5.500%, 07/01/08                    150           152
   Massachusetts State, Industrial
     Finance Agency, Tufts University
     Project, Ser H, RB
     5.000%, 02/15/01                     45            45
   Massachusetts State, Industrial
     Finance Agency, Tufts University
     Project, Ser H, RB, MBIA
     5.500%, 02/15/08                    200           203
   Massachusetts State, Industrial
     Finance Agency, Worcester
     Polytechnic Institute Project,
     RB, MBIA Callable 09/01/07 @ 102
     5.125%, 09/01/12                    370           356
   Massachusetts State, Industrial
     Finance Agency, Worcester
     Polytechnic Institute Project,
     Ser II, RB, MBIA
     Callable 09/01/07 @ 102
     5.100%, 09/01/10                    100            97
   Massachusetts State, Port Authority
     Revenue, Ser A, RB
     5.750%, 07/01/11                    175           180
   Massachusetts State, Ser A, GAN
     5.250%, 12/15/06                     45            45
     5.250%, 06/15/08                    250           249
   Massachusetts State, Ser A, GO
     7.000%, 06/01/02                     50            52
     6.250%, 07/01/03                    350           365
     6.000%, 11/01/06                    500           524
     6.000%, 11/01/08                    245           258
     6.000%, 11/01/10                  1,000         1,052
     6.000%, 11/01/11                    150           158
   Massachusetts State, Ser A, GO
     Pre-Refunded @ 100 (E)
     6.000%, 06/01/02                    100           103

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

Massachusetts Municipal Bond Fund--Concluded

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Massachusetts State, Ser A, GO
     Pre-Refunded @101 (E)
     6.500%, 06/01/02                  $  85         $  89
   Massachusetts State, Ser B, GAN
     5.000%, 12/15/08                    650           635
   Massachusetts State,
     Ser C, GO, FGIC
     6.000%, 08/01/09                    850           894
   Massachusetts State, Turnpike
     Authority, Metropolitan Highway
     System, Ser A, RB, AMBAC
     5.125%, 01/01/09                    300           296
   Massachusetts State, Water Pollution
     Authority, New Bedford Project,
     Ser A, RB
     6.000%, 02/01/05                    300           312
   Massachusetts State, Water Pollution
     Authority, Ser 5, RB
     5.375%, 08/01/11                    200           199
   Massachusetts State, Water Pollution
     Authority, Pool Loan Program,
     Ser 4, RB
     5.000%, 08/01/06                    300           300
   Massachusetts State, Water Resource
     Authority, Ser B, RB
     Callable 03/01/03 @ 102
     5.250%, 03/01/13                    225           215
   Massachusetts State, Water Resource
     Authority, Ser C, RB
     5.200%, 12/01/05                    185           186
   Massachusetts State, Water Resource
     Authority, Ser C, RB (C)
     6.000%, 12/01/11                    275           288
   Massachusetts State, Water
     Resource Authority,
     Ser A, RB Pre-Refunded @ 102 (E)
     7.625%, 04/01/00                    200           205
   Massachusetts State, Health &
     Educational Facilities Authority,
     Southcoast Health System Project,
     Ser A, RB, MBIA
     5.000%, 07/01/05                    200           198
   New England, Education Loan
     Marketing Corporation,
     Massachusetts Student Loan Project,
     Ser A, RB
     5.800%, 03/01/02                     25            25
   Norton County, GO, FGIC
     Callable 10/01/08 @ 101
     4.750%, 10/01/18                     60            51
   Plymouth County, Correctional
     Facility Project, COP, AMBAC
     5.000%, 04/01/07                    400           394

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Quabbin, Regional School District,
     Ser B, GO, FSA
     4.250%, 06/15/10                 $  200      $    181
   Springfield, Municipal Purpose
     Loan, GO, FSA
     5.000%, 11/15/03                    275           277
     5.000%, 11/15/05                    190           190
   University of Massachusetts,
     Building Authority, Ser B, RB
     6.625%, 05/01/07                    150           163
   Upper Blackstone, Water Pollution
     Authority District, RB, AMBAC
     6.500%, 08/01/04                    410           437
   Worcester, Municipal Purpose Loan,
     Ser A, GO, FSA
     5.500%, 04/01/10                    300           301
   Worchester, GO, MBIA
     5.750%, 08/01/07                     35            36
                                                  --------
                                                    20,506
                                                  --------
PUERTO RICO -- 4.1%
   Puerto Rico Commonwealth,
     Public Improvement, GO, FSA
     5.500%, 07/01/12                    100           102
   Puerto Rico Commonwealth,
     GO, MBIA
     5.750%, 07/01/12                    100           105
   Puerto Rico Commonwealth,
     Ser A, GO, FSA
     5.100%, 07/01/00                    175           176
   Puerto Rico, Electric Power
     Authority, Ser FF, RB, MBIA
     5.250%, 07/01/14                    255           247
   Puerto Rico, Medical &
     Environmental Control Facilities,
     Ana G Mendez University System
     Project, Callable 02/01/09 @ 101
     5.000%, 02/01/10                   300            282
                                                  --------
                                                       912
                                                  --------
VIRGIN ISLANDS -- 1.8%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                    400           392
                                                  --------
Total Municipal Bonds
   (Cost $22,623)                                   21,810
                                                  --------
Total Investments -- 98.3%
   (Cost $22,623)                                   21,810
                                                  --------
Other Assets and Liabilities, Net -- 1.7%              373
                                                  --------
   50

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value) based on
  2,327,934 outstanding shares of
  beneficial interest                             $ 23,065
Undistributed net investment income                      1
Accumulated net realized loss on investments           (70)
Net unrealized depreciation on investments            (813)
                                                  --------
 Total Net Assets -- 100.0%                       $ 22,183
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.53
                                                  ========
ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA      FINANCIAL SECURITY ASSISTANCE
GAN      GRANT ANTICIPATION NOTE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE ON THE STATEMENT OF NET ASSETS IS
    THE RATE IN EFFECT ON FEBRUARY 29, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) SECURITIES ARE COLLATERALIZED UNDER AN AGREEMENT FROM FNMA.
(E) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


NEW JERSEY MUNICIPAL
BOND FUND
MUNICIPAL BONDS -- 99.4%
NEW JERSEY -- 90.2%
   Atlantic City, Board of Education
     Authority, COP, MBIA
     4.500%, 05/01/06                 $   25        $   24
   Bergen County, Utilities Authority,
     Water Pollution Control Project,
     Ser A, RB, FGIC Pre-Refunded
     @ 100 (D)
     5.500%, 06/15/02                  1,000         1,016
   East Orange, Board of Education
     Authority, COP, FSA
     5.500%, 08/01/12                  1,000         1,000
   Essex County, General
     Improvement Project, GO, AMBAC
     5.000%, 08/01/08                  1,115         1,105
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Essex County, Improvement Lease
     Authority, City of Newark Project,
     RB, AMBAC
     4.450%, 04/01/09                 $  450        $  417
   Essex County, Improvement Lease
     Authority, City of Newark Project,
     RB, AMBAC
     Callable 04/01/09 @ 101
     4.550%, 04/01/10                    785           728
   Flemington-Raritan,
     Regional School District, GO, FGIC
     4.000%, 05/01/07                     50            46
   Hackensack, GO
     4.000%, 06/01/04                    250           239
   Highland Park, School District,
     GO, MBIA Pre-Refunded @ 102 (D)
     6.550%, 02/15/05                    300           324
   Hopewell Township, General
     Improvement Authority, GO
     4.000%, 09/01/01                    365           362
   Jackson Township, School District,
     GO, FSA
     4.500%, 12/15/00                    500           501
   Jersey City, GO, AMBAC
     4.500%, 03/01/07                    250           239
   Jersey City, Municipal Utilities
     Authority, Water Revenue Project,
     RB, FSA
     5.000%, 04/01/07                  1,000           986
   Jersey City, Ser A, GO, AMBAC
     5.000%, 10/01/02                    500           504
   Lower Township Municipality
     Utilities Authority, RB, MBIA
     4.200%, 12/01/08                     50            45
   Lumberton Township,
     Board of Education, GO, FSA
     Callable 02/15/2006 @ 100
     4.100%, 02/15/07                     40            37
   Mantua Township, School District
     Authority, GO, MBIA Callable
     03/01/09 @ 100
     5.700%, 03/01/12                    850           865
     5.700%, 03/01/13                    925           934
   Monmouth County, Improvement
     Authority, Pooled Government
     Lien Project, RB, AMBAC
     4.100%, 12/01/06                    360           333
   Mount Holly, Municipal Utilities
     Sewer Authority, RB, MBIA Callable
     12/01/09 @ 100
     5.250%, 12/01/10                    675           669
   New Brunswick, GO, MBIA
     3.500%, 07/15/00                     90            90
     3.600%, 07/15/01                    800           788

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

NEW JERSEY MUNICIPAL BOND FUND--CONCLUDED
-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   New Jersey, Economic Development
     Authority, Bayonne/Imtt Project,
     Ser B, RB (A) (B)
     3.750%, 03/01/00                 $  200        $  200
   New Jersey, Economic Development
     Authority, Department of Human
     Services Project, Ser B, RB
     5.100%, 07/01/05                    370           365
   New Jersey, Economic Development
     Authority, Keswick Pines Project,
     RB Callable 01/01/08 @ 100
     5.600%, 01/01/12                    500           435
   New Jersey, Economic Development
     Authority, Department of Human
     Services Project, Ser A, RB
     5.100%, 07/01/05                    380           375
   New Jersey, Economic Development
     Authority, Transportation Sublease
     Project, Ser A, RB, FSA
     5.000%, 05/01/08                  1,010           994
   New Jersey, Economic Development
     Authority, Water Facilities
     Project, RB (A) (B)
     3.800%, 03/01/00                    100           100
   New Jersey, Education Facilities
     Authority, Georgian Court College
     Project, Ser B, RB
     5.000%, 07/01/05                    500           488
   New Jersey, Education Facilities
     Authority, Higher Education
     Project, Ser A, RB, AMBAC
     5.125%, 09/01/02                  1,000         1,009
   New Jersey, Educational Facilities
     Authority, Montclair State College
     Project, Ser E, RB, AMBAC
     Pre-Refunded @ 101 (D)
     6.500%, 07/01/01                  1,000         1,034
   New Jersey, Educational Facilities
     Authority, Seton Hall University
     Project, RB, AMBAC
     5.250%, 07/01/09                  1,050         1,045
   New Jersey, Health Care Facilities
     Authority, Princeton Medical
     Center Project, Ser C, RB,
     AMBAC Pre-Refunded @ 102 (D)
     7.000%, 07/01/01                    335           345
   New Jersey, Health Care Facilities
     Authority, Princeton Medical
     Center Project, Ser D, RB, AMBAC
     Pre-Refunded @ 102 (D)
     7.000%, 07/01/00                  1,000         1,029

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   New Jersey, Healthcare Facilities
     Financing Authority, Trinitas
     Hospital Obligation Project, RB
     6.500%, 07/01/01                 $  725        $  727
   New Jersey State, Economic
     Development Authority, Pollution
     Control Revenue Exxon Project,
     RB (A) (B)
     3.100%, 04/01/22                    400           400
   New Jersey State, Turnpike Authority,
     Ser C, RB
     6.500%, 01/01/08                    550           581
   New Jersey State, Economic
     Development Authority, Arbor
     Glen Project, Ser A, RB,
     Pre-Refunded @ 102 (D)
     8.750%, 05/15/06                    870         1,048
   New Jersey State, Economic
     Development Authority,
     Harrogate Project, Ser A, RB
     5.550%, 12/01/07                    400           392
   New Jersey State, Economic
     Development Authority,
     Transportation Sublease Project,
     Ser A, RB, FSA
     5.500%, 05/01/07                  1,000         1,015
   New Jersey State, Educational
     Facilities Authority, Georgian
     Court College Project, Ser B, RB
     4.625%, 07/01/06                    300           282
   New Jersey State, Educational
     Facilities Authority, Higher
     Education Facilities Project,
     Ser A, RB, AMBAC
     5.125%, 09/01/03                    500           505
   New Jersey State, Educational
     Facilities Authority, Seton Hall
     University Project, Ser A, RB, FGIC
     6.100%, 07/01/01                    950           969
   New Jersey State, GO
     Pre-Refunded @ 101.5 (B)
     6.800%, 09/15/01                    550           575
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Catholic Health East Project,
     Ser E, RB, AMBAC
     Callable 05/15/09 @ 101
     4.300%, 11/15/09                     25            22
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Palisades Medical Center Project,
     RB Callable 07/01/09 @ 101
     4.800%, 07/01/10                    660           607

-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   New Jersey State, Healthcare
     Facilities Financing Authority,
     Saint Barnabas Hospital Project,
     Ser C, RB, MBIA
     5.000%, 07/01/08                 $  500        $  485
   New Jersey State, Transportation
     Authority, Transportation System
     Project, Ser A, RB
     4.250%, 06/15/00                    500           500
     5.250%, 06/15/07                  1,000         1,003
   New Jersey State, Transportation
     Authority, Ser A, COP, AMBAC
     5.000%, 09/15/01                    500           503
   New Jersey State, Transportation
     Authority, COP, AMBAC
     5.000%, 09/15/07                  1,000           986
   New Jersey State, Transportation
     Authority, Federal Transportation
     Grants Project, Ser A, COP,
     AMBAC Callable 09/15/09 @ 100
     5.750%, 09/15/11                  1,750         1,794
   New Jersey, Economic Development
     Authority, Harrogate Project,
     Ser A, RB Callable 12/01/07 @ 102
     5.650%, 12/01/08                    200           196
   New Jersey, Healthcare Facilities
     Financing Authority, Burdette
     Tomlin Memorial Hospital Project,
     RB Callable 07/01/09 @ 101
     5.250%, 07/01/11                    535           495
   Newark, General Improvement
     Project, GO, AMBAC
     5.400%, 10/01/07                    200           204
   North Bergen Township, GO,
     AMBAC
     4.500%, 11/01/03                    125           123
   North Bergen Township, GO,
     AMBAC Callable 11/01/07 @ 101
     4.500%, 11/01/08                    300           284
   Oakland, GO, FSA
     4.050%, 12/01/00                    225           225
   Passaic County, Utilities
     Authority, Solid Waste Systems
     Project, RB, FSA
     Callable 03/01/04 @ 100
     4.500%, 03/01/05                    780           752
   Point Pleasant, Water Sewer
     Utility Project, GO, FSA
     4.400%, 09/01/07                    130           123
   Port Authority of New York &
     New Jersey, GO
     3.875%, 08/01/01                    200           198
   Readington Township, GO
     5.250%, 04/15/03                    125           127

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Sussex County, GO, FGIC
     4.500%, 04/01/05                  $  35      $     34
   Trenton, GO, FSA
     4.125%, 09/15/06                    250           235
   Wall Township, School District
     Authority, GO, FSA
     4.350%, 07/15/03                    500           491
   Wildwood, GO, FSA
     5.400%, 09/15/01                    575           582
                                                  --------
                                                    35,134
                                                  --------
PUERTO RICO -- 2.7%
   Puerto Rico, Financing Agency
     Authority, Ser B, GO, FSA
     Callable 08/01/09 @ 101
     5.750%, 08/01/12                  1,000         1,033
                                                  --------
VIRGIN ISLANDS -- 6.5%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes
     Loan Note Project, Ser A, RB
     4.200%, 10/01/00                    570           569
     5.625%, 10/01/10                  2,000         1,960
                                                  --------
                                                     2,529
                                                  --------
Total Municipal Bonds
   (Cost $39,414)                                   38,696
                                                  --------
Total Investments -- 99.4%
   (Cost $39,414)                                   38,696
                                                  --------
Other Assets and Liabilities, Net-- 0.6%               233
                                                  --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based on
   4,014,357 outstanding shares of
   beneficial interest                              39,954
Distributions in excess of net investment income        (1)
Accumulated net realized loss on investments          (306)
Net unrealized depreciation on investments            (718)
                                                  --------
 Total Net Assets-- 100.0%                        $ 38,929
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE-- CLASS A              $9.70
                                                  ========
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 29, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

NEW YORK MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.9%
NEW YORK -- 96.5%
   Albany, Municipal Water Finance
     Authority, Water & Sewer Systems
     Project, Ser A, RB, FGIC
     5.500%, 12/01/09                 $  125        $  127
   Arlington County, Central School
     District Project, Ser B, GO, FGIC
     6.000%, 12/15/02                    250           258
   Erie County, GO, FGIC
     5.000%, 11/01/04                    200           201
   Long Island, Power Authority,
     New York Electric Systems
     Project, Ser A, RB, FSA
     5.500%, 12/01/13                    225           224
   Long Island, Power Authority,
     New York Electric Systems Project,
     Sub-Ser 6, RB (A) (B)
     3.700%, 03/01/00                    100           100
   Long Island, Power Authority,
     New York Electric Systems Project,
     Sub-Ser 8, RB, MBIA
     5.000%, 04/01/06                    200           199
   Nassau County, General
     Improvement, Ser Y, GO, FGIC
     5.000%, 03/01/08                    200           196
   Nassau County, Industrial
     Development Authority,
     Hofstra University Project, RB
     5.250%, 07/01/08                    100           100
   Nassau County, Industrial
     Development Authority, Civic
     Facilities Revenue Project, RB
     5.250%, 07/01/10                    475           472
   Naussa County, Industrial
     Development Authority,
     Hofstra University Project, RB, MBIA
     5.250%, 07/01/12                    130           128
   Nassau County, Ser A, GO, FGIC
     5.500%, 07/01/06                     60            61
   Nassau County, Tobacco Authority,
     New York Asset Backed Project,
     Ser A, RB Callable 07/15/09 @ 101
     5.875%, 07/15/16                    100            98
   New York City, Health and Hospital
     Project, Ser A, RB Callable
     02/15/03 @102
     6.000%, 02/15/05                     45            47
   New York City, Industrial Development
     Authority, Horace Mann School Project,
     RB, MBIA Callable 01/01/09 @ 101
     5.000%, 07/01/23                    500           428

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   New York City, Metropolitan
     Transportation Authority,
     Commuter Facilities Project,
     Ser C-1, RB, FGIC
     6.000%, 07/01/07                 $  140        $  147
   New York City, Municipal
     Assistance Authority, RB
     6.000%, 07/01/05                    475           496
   New York City, Municipal
     Assistance Authority, Ser N, RB
     5.000%, 07/01/06                    250           248
   New York City, Municipal
     Assistance Authority, Ser E, RB
     Callable 07/1/06 @ 101
     5.125%, 07/01/07                    500           498
   New York City, Municipal
     Assistance Authority, Ser G, RB
     6.000%, 07/01/06                    425           445
     6.000%, 07/01/07                    225           236
   New York City, Municipal
     Assistance Authority, Ser J, RB
     6.000%, 07/01/04                    750           781
   New York City, Municipal
     Assistance Authority, Ser O, RB
     5.250%, 07/01/07                    500           502
   New York City, Municipal Water
     Finance Authority, Water &
     Sewer System Project, Ser D, RB
     5.000%, 06/15/08                    200           195
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser C,
     RB, FGIC (A) (B)
     3.800%, 03/01/00                    800           800
   New York City, Ser C, Sub-Ser C-1,
     GO Pre-Refunded @ 101.5 (D)
     7.500%, 08/01/02                    185           199
   New York City, Ser C, Sub-Ser C-1,
     GO, FSA Pre-Refunded @ 101.5 (D)
     6.250%, 08/01/02                    105           110
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     5.000%, 11/15/07                    325           321
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB Callable
     08/15/07 @ 101
     5.000%, 08/15/11                    300           287
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     6.000%, 11/15/10                    500           526

-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FACE
                               AMOUNT (000)    VALUE (000
--------------------------------------------------------------------------------
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB Callable
     05/01/09 @ 101
     5.125%, 11/01/10                 $  300        $  294
     4.750%, 11/01/23                  1,000           816
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB Callable
     05/15/08 @ 101
     5.000%, 11/15/09                    305           296
     4.750%, 11/15/23                    750           611
   New York City, Transitional Finance
     Authority, Future Tax Secured,
     Ser C, RB Callable 05/01/09 @ 101
     5.250%, 05/01/12                    125           121
   New York City, Transportation
     Facilities Authority, Livingston
     Plaza Project, RB, FSA
     5.400%, 01/01/18                    105           101
   New York, Ser A, GO
     5.250%, 08/01/08                    500           494
   New York, Ser A, GO
     Pre-Refunded @ 101.5 (D)
     7.750%, 08/15/01                    250           265
   New York, Ser B, GO Callable
     02/01/02 @ 101.5
     7.500%, 02/01/07                    300           318
   New York, Ser B, GO
     Pre-Refunded @ 101 (D)
     7.250%, 08/15/04                    125           138
   New York, Ser G, GO, MBIA
     5.000%, 08/01/06                    375           371
   New York, Ser J, GO, FGIC
     5.250%, 08/01/07                    190           190
   New York State, Battery Park City,
     Ser A, RB Callable 11/01/03 @ 102
     5.000%, 11/01/08                     60            58
   New York State, Commander
     General Services Executive
     Department, COP
     5.000%, 02/01/04                    300           298
   New York State, Dormitory
     Authority, Culinary Institute
     of America, RB, MBIA
     5.000%, 07/01/06                    545           542
   New York State, Dormitory
     Authority, La Salle 1 Project,
     Ser B, RB, AMBAC
     5.000%, 07/01/06                    130           129
   New York State, Dormitory
     Authority, Mental Health Services
     Facilities Project, RB, AMBAC
     5.250%, 08/15/09                    385           383

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   New York State, Dormitory
     Authority, Mental Health Services
     Facilities Project, Ser B, RB
     6.500%, 08/15/08                 $  250        $  268
     6.500%, 08/15/09                    400           430
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities Project,
     Ser D, RB, MBIA
     5.000%, 08/15/05                    150           149
   New York State, Dormitory
     Authority, Mental Health
     Services Facilities Project,
     Ser G, RB Callable 08/15/08 @ 101
     4.500%, 08/15/18                    275           223
   New York State, Dormitory
     Authority, Montefiore Medical
     Center Project, RB, AMBAC
     5.750%, 08/01/07                    500           514
   New York State, Dormitory
     Authority, Municipal Health
     Facilities Improvement Project,
     Ser 1, RB, FSA
     5.000%, 01/15/08                    590           579
   New York State, Dormitory
     Authority, Presbyterian
     Hospital Project, RB, AMBAC
     Callable 02/01/08 @ 101
     4.400%, 08/01/13                    440           435
   New York State, Dormitory
     Authority, New York University
     Project, Ser A, RB, MBIA
     6.000%, 07/01/19                    100           102
   New York State, Dormitory
     Authority, Presbyterian Hospital
     Project, RB, AMBAC
     5.500%, 02/01/09                    300           300
     5.500%, 08/01/09                    500           501
   NeNew York State, Dormitory
     Authority, Rochester Institute of
     Technology Project, RB, MBIA
     6.000%, 07/01/07                    300           315
   New York State, Dormitory
     Authority, Ryan/Clinton
     Community Healthcare Center
     Project, RB (C)
     5.400%, 07/01/09                    250           246
   New York State, Dormitory
     Authority, Saint John's University
     Project, RB, MBIA Callable
     07/01/08 @ 101
     5.000%, 07/01/10                    230           223
   New York State, Dormitory
     Authority, Secondary Hospital
     Project, Ser F, RB, MBIA
     5.125%, 02/15/08                    250           248

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

NEW YORK MUNICIPAL BOND FUND--CONTINUED
-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   New York State, Dormitory
     Authority, Ser E, RB, AMBAC
     5.250%, 07/01/06                 $  205        $  207
   New York State, Dormitory
     Authority, State University
     Athletic Facility Project, RB,
     MBIA Callable 07/01/08 @ 101
     5.250%, 07/01/13                    100            95
   New York State, Energy Research
     and Development Authority,
     Pollution Control, Electric &
     Gas Project, Ser E, RB, MBIA
     5.900%, 12/01/06                  1,000         1,046
   New York State, Environmental
     Facilities Authority, Corporate
     Pollution Control Revenue
     Project, RB
     5.750%, 06/15/09                    400           414
   New York State, Environmental
     Facilities Authority, Pollution
     Control, State Water Project,
     Ser E, RB
     6.100%, 06/15/00                    200           201
   New York State, Environmental
     Facilities Authority, State Water
     Project, RB
     5.750%, 06/15/08                    385           399
   New York State, General Services
     Executive Department Project, COP
     5.000%, 09/01/02                    500           500
   New York State, GO
     6.500%, 03/15/05                    100           105
   New York State, GO Callable
     07/15/06 @ 101
     5.200%, 07/15/07                    100            99
   New York State, GO, FGIC
     5.250%, 08/01/06                    100           100
   New York State, Government
     Assistance, Ser B, GO
     Pre-Refunded @ 102 (D)
     6.000%, 04/01/02                    150           157
   New York State, Government
     Assistance, Ser C, GO
     Pre-Refunded @ 102 (D)
     6.250%, 04/01/02                    500           525
   New York State, Highway
     Authority, Ser E, RB Callable
     01/01/08 @ 101
     5.000%, 01/01/25                    500           425
   New York State, Housing Finance,
     Hospital and Healthcare Project,
     Ser A, RB, MBIA Callable
     11/01/08 @ 101
     5.000%, 11/01/11                     95            91

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   New York State, Local Government
     Assistance, Ser A, GO
     6.000%, 04/01/06                 $  150        $  156
   New York State, Local Government
     Assistance, Ser A, GO, AMBAC
     5.000%, 04/01/04                    325           326
   New York State, Local Government
     Assistance, Ser C, GO Pre-Refunded
     @ 102 (D)
     5.700%, 04/01/02                    150           153
   New York State, Medical Care
     Facility Finance Agency, Mental
     Health Services Facilities Project,
     Ser C, RB, MBIA
     5.250%, 08/15/03                    375           379
   New York State, Metropolitan
     Transportation Authority,
     New York Service Contract,
     Ser N, RB Callable 07/01/02 @ 102
     7.125%, 07/01/09                    250           266
   New York State, Metropolitan
     Transportation Authority, Ser A,
     GO Pre-Refunded @ 101.5 (D)
     6.375%, 07/01/04                    500           535
   New York State, Metropolitan
     Transportation Authority,
      Ser O, RB
     5.750%, 07/01/13                    325           328
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 87, RB Callable
     09/01/09 @ 100
     5.150%, 04/01/17                    825           813
   New York State, Mortgage Agency
     Authority, Homeowner Mortgage
     Project, Ser 35, RB Callable
     03/01/04 @ 102 (C)
     5.300%, 10/01/16                    500           500
   New York State, Ser D, GO, AMBAC
     Callable 07/15/08 @ 101
     5.000%, 07/15/12                    150           142
   New York State, Ser F, GO
     5.000%, 09/15/06                    100            99
   New York State, Ser F, GO, AMBAC
     5.500%, 09/15/08                    750           764
   New York State, Thruway Authority,
     Highway and Bridge
     Transportation Project,
     Ser A, RB, MBIA
     6.250%, 04/01/04                    100           105
   New York State, Thruway Authority,
     Highway and Bridge
     Transportation Project,
     Ser B, RB, MBIA
     6.000%, 04/01/05                    225           235

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                       FACE
                                    AMOUNT (000)  VALUE (000
--------------------------------------------------------------------------------
   New York State, Thruway Authority,
     Highway and Bridge Transportation Project,
     Ser B, RB, FSA Callable 04/01/07@ 101
     5.000%, 04/01/17                 $  150        $  135
   New York State, Thruway Authority,
     Local Highway and Bridge
     Service Contract, RB, MBIA
     6.000%, 04/01/07                    200           209
   New York State, Triborough Bridge
     and Tunnel Authority, Ser X, RB
     6.625%, 01/01/12                    160           176
   New York State, Triborough Bridge
     and Tunnel Authority, General
     Purpose Project, Ser Y, RB
     5.800%, 01/01/06                    175           181
   New York State, Triborough Bridge
     and Tunnel Authority, Special
     Obligation Project, Ser A, RB, MBIA
     Callable 01/01/09 @ 101
     5.125%, 01/01/14                    175           163
   New York State, Urban
     Development, State Facilities
     Project, RB
     6.250%, 04/01/03                    100           103
   New York State, Urban
     Development, Community
     Enhancement Facilities Project,
     RB, AMBAC
     5.000%, 04/01/07                    300           297
   New York State, Urban
     Development, Community
     Enhancement Facilities, Ser A, RB
     5.000%, 04/01/05                    250           248
   New York State, Urban
     Development, Corporate Revenue
     Correctional Capital Facilities,
     RB, AMBAC
     5.500%, 01/01/09                    200           203
   New York State, Urban
     Development, Correctional
     Facilities Services Contract
     Project, Ser B, RB, AMBAC
     5.000%, 01/01/08                    200           197
   New York State, Urban
     Development, State Facilities, RB
     6.250%, 04/01/05                    100           105

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
 New York State, Urban
     Development Authority, Center
     For Industrial Innovation
     Project, RB
     5.300%, 01/01/04                  $ 405         $ 407
   New York State, Urban
     Development Authority,
     Correctional Facilities Project,
     Ser 6, RB
     6.000%, 01/01/02                    250           255
   Oneida County, Public
     Improvement Authority, GO,
     AMBAC Callable 04/15/08 @ 101
     5.000%, 04/15/09                    700           682
   Steuben County, Public
     Improvement Authority, RB, AMBAC
     5.375%, 05/01/01                    200           202
   Syracuse County, Ser B, GO, FSA
     5.000%, 10/01/05                    200           199
   Tsasc, Inc., New York Tfabs,
     Ser 1, RB Callable 07/15/09 @ 101
     6.000%, 07/15/19                    500           483
   Westchester County, Dormitory
     Authority, Lease Revenue Court
     Facilities Project, RB, AMBAC
     5.000%, 08/01/08                    140           137
   Yonkers County, GO, AMBAC
     Callable 06/01/09 @ 101
     5.000%, 12/01/10                    390           373
                                                  --------
                                                    32,308
                                                  --------
PUERTO RICO -- 1.2%
   Puerto Rico, Industrial Educational,
     Medical and Enviromental Control
     Facilities Authority, Ana G. Mendez
     University Systems Project, RB
     5.000%, 02/01/03                    400           399
                                                  --------
VIRGIN ISLANDS -- 1.2%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes
     Loan Note Project, Ser A, RB
     5.625%, 10/01/10                    400           392
                                                  --------
Total Municipal Bonds
   (Cost $34,093)                                   33,099
                                                  --------
Total Investments -- 98.9%
   (Cost $34,093)                                   33,099
                                                  --------
Other Assets and Liabilities, Net -- 1.1%              381
                                                  --------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

NEW YORK MUNICIPAL BOND FUND--CONCLUDED
-------------------------------------------------------------------------------
                                    FACE
                                  AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value) based on
  3,479,652 outstanding shares of
  beneficial interest $34,501
Undistributed net investment income                      1
Accumulated net realized loss on investments           (28)
Net unrealized depreciation on investments            (994)
                                                  --------
 Total Net Assets -- 100.0%                       $ 33,480
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $9.62
                                                  ========

AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 29, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.
(D) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

CALIFORNIA MUNICIPAL
BOND FUND

MUNICIPAL BONDS -- 105.6%
CALIFORNIA -- 96.1%
   Abag, Financial Authority for
     Non-Profit Corporations,
     Channing House Project, RB
     4.649%, 02/15/06                 $  585        $  562
     4.900%, 02/15/09                    780           728
   Abag, Financial Authority for
     Non-Profit Corporations, United
     Dominion Multi-Family Housing
     Project, Ser B, RB
     6.250%, 08/15/08                  2,000         2,020
   Abag, Financial Authority for
     Non-Profit Corporations, YMCA
     San Francisco Refinancing
     Project, Ser A, COP, ACA, Insured
     4.200%, 10/01/04                    100            96
     4.300%, 10/01/05                    100            96
     4.400%, 10/01/06                    100            95


-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Adelanto, Public Utility Authority,
     Utility Systems Project,
     Ser A, RB (C)
     4.450%, 11/01/01                 $2,000       $ 2,000
   Alameda, Public Financing
     Authority, RB Callable
     09/02/99 @ 102
     4.600%, 09/02/03                    500           496
   Bret Harte, Unified High School
     District Authority, Capital
     Improvements Project, RB, FSA
     3.900%, 09/01/03                     80            78
   Calabasas, Special Tax, Community
     Facilities District 98-1, GO
     5.000%, 09/01/05                    200           193
     5.100%, 09/01/06                    100            96
     5.200%, 09/01/07                    150           143
   California, Campbell Unified School
     District Financing Project,
     COP, FSA
     4.900%, 11/01/07                  1,250         1,256
   California, Educational Facilities
     Authority, Heald Colleges
     Project, RB
     4.400%, 02/15/04                    245           237
     4.600%, 02/15/06                    295           283
   California, Educational Facilities
     Authority, Heald Colleges
     Project, RB Callable
     02/15/06 @ 102
     4.700%, 02/15/07                    305           291
   California, Educational Facilities
     Authority, Loyola Marymount
     Capital Appreciation Project,
     Zero Coupon, RB, MBIA
     0.000%, 10/01/08                  2,765         1,783
   California, Educational Facilities
     Authority, Pooled Colleges &
     Universities Project, Ser B, RB
     4.300%, 04/01/04                  1,000           957
     4.500%, 04/01/06                    480           454
     4.600%, 04/01/07                    250           235
   California, Educational Facilities
     Authority, University of San
     Diego Project, Zero Coupon,
     RB, AMBAC
     0.000%, 10/01/09                    725           440
   California, Health Facilities,
     Financing Authority, Summit
     Medical Center Project, Ser A,
     RB, FSA
     5.250%, 05/01/03                     50            51

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                     FACE
                                  AMOUNT (000)   VALUE (000)
-------------------------------------------------------------------------------
   California, Health Facilities,
     Financing Authority, Catholic
     Healthcare West Project,
     Ser A, RB, MBIA
     5.500%, 07/01/06                 $  150        $  155
   California, Health Facilities,
     Financing Authority, Downey
     Community Hospital Project, RB
     5.100%, 05/15/02                    155           155
   California, Health Facilities,
     Financing Authority, St. Josephs
     Health Systems Project, Ser A,
     RB (A) (B) (C)
     3.200%, 03/01/00                  2,000         2,000
   California, Housing Financing
     Agency, Single-Family Mortgage
     Project, Ser D-1, RB
     4.650%, 08/01/08                    545           525
   California, Pollution Control
     Finance Authority, Pacific Gas
      and Electric Project, RB (A) (B) (C)
     3.150%, 03/01/00                    500           500
   California, Pollution Control
     Finance Authority, Southern
     California Edison, Ser B, RB (A) (B)
     3.350%, 03/01/00                    600           600
   California, Residencial Efficiency
     Financing Authority, Capital
     Improvement Project, COP, AMBAC
     6.000%, 04/01/09                  1,420         1,519
   California State, Department of
     Water, Central Valley Project,
     Ser L, RB Callable
     06/01/03 @ 101.5
     5.750%, 12/01/13                  2,255         2,283
   California State, GO
     5.500%, 10/01/06                    100           104
     7.000%, 10/01/06                    375           420
     5.750%, 10/01/08                  1,035         1,093
   California State, GO, MBIA
     5.500%, 04/01/10                  1,000         1,031
   California State, Pollution Control
     Finance Authority, Pacific Gas
     and Electric, Ser G, RB (A) (B)
     3.200%, 03/01/00                  1,300         1,300
   California State, Public Works
     Board, California Community
     Colleges Project, Ser A, RB
     5.000%, 12/01/10                    225           221
   California State, Public Works
     Board, Community Colleges
     Project, Ser D, RB
     5.250%, 10/01/10                  2,200         2,227


-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   California State, Public Works
     Board, Department of
     Corrections State Prison
     Project, Ser E, RB MBIA
     6.000%, 06/01/10                 $2,500       $ 2,676
   California State, Public Works
     Board, University of California
     Project, Ser C, RB, AMBAC
     5.250%, 09/01/07                    250           257
   California State, Public Works
     Board, University of California
     Project, Ser F, RB
     5.250%, 12/01/06                    500           514
   California State, University
     Revenue and Colleges Authority,
     Housing Systems Project, RB, FGIC
     4.700%, 11/01/01                     50            50
   California, Statewide Communities
     Development Authority, Multi-
     Family Housing Project, RB
     5.200%, 06/15/09                  1,150         1,100
   California, Statewide Communities
     Development Authority, John
     Muir/Mount Diablo Health
     Project, COP, AMBAC (A) (B)
     3.100%, 03/01/00                    200           200
   California, Unified High School
     District, William S. Hart School
     Facilities Project, COP, MBIA
     4.800%, 09/01/08                    295           292
     5.000%, 09/01/09                    165           165
   Carpinteria, Capital Improvement
     Refinancing Project, COP, MBIA
     4.200%, 03/01/07                    100            95
   Central Valley, School District
     Financing Authority, Ser A,
     RB, MBIA
     5.800%, 08/01/03                    250           261
   Central Valley, School District
     Financing Authority, Ser A,
     Zero Coupon, RB, MBIA
     0.000%, 02/01/08                    485           324
   Chaffey, Community College
     District, COP
     4.300%, 09/01/06                    295           280
   Coalinga, Public Financing
     Authority, Senior Lien Project,
     Ser A, RB, AMBAC
     5.500%, 09/15/08                    625           649

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

CALIFORNIA MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Culver City, Redevelopment
     Financing Authority,
     Ser A, TA, FSA
     4.300%, 11/01/05                 $  280        $  275
     4.400%, 11/01/06                    375           368
     4.500%, 11/01/07                    775           760
     4.600%, 11/01/08                    270           264
   Culver City, Redevelopment
     Financing Authority, Ser B, TA
     4.500%, 11/01/02                    100            99
     4.700%,< 11/01/03                   320           314
     4.800%, 11/01/04                    435           424
   Duarte, Ser A, COP
     4.625%, 04/01/07                    150           137
   Duarte, Unified School District,
     Capital Appreciation, Ser B,
     Zero Coupon, GO, FSA
     0.000%, 11/01/09                    740           449
   East Bay, Municipal Utility District
     Water System Authority, RB,
     FGIC Callable 06/01/06 @ 102
     5.000%, 06/01/13                  1,000           963
   El Monte, Department of Public
     Social Services Facilities,
     COP, AMBAC
     4.100%, 06/01/08                    500           464
   El Rancho, Unified School District,
     Capital Appreciation Project,
     Ser B, Zero Coupon, GO, FGIC
     0.000%, 08/01/05                    285           219
   El Rancho, Unified School District,
     Ser B, Zero Coupon, GO, FGIC
     0.000%, 08/01/04                    200           162
   Elk Grove, Unified School Disrict,
     Community Facilities District No. 1,
     GO, AMBAC
     6.500%, 12/01/06                     75            82
   Fairfield, Housing Authority,
     Creekside Estates Mobile
     Project, RB
     5.050%, 09/01/06                    265           251
     5.150%, 09/01/07                    220           208
   Folsom, Community
     Correctional Facility, COP
     5.000%, 10/01/06                  1,000           981
   Fontana, Community Facility
     District, Ser A, RB, FSA
     4.700%, 09/01/08                    675           664
     4.800%, 09/01/09                  1,110         1,092
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA
     4.900%, 10/01/07                  1,345         1,286
     5.100%, 10/01/09                    360           342

--------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment
     Project, Ser A, TA Callable
     10/01/09 @101
     5.200%, 10/01/10                 $1,615       $ 1,528
   Fontana, Redevelopment Agency,
     Southwest Industrial Park Project,
     TA, MBIA
     4.000%, 09/01/01                     40            40
   Foothill, Eastern Corridor Agency,
     Toll Road Project, RB
     5.000%, 01/15/05                  2,000         1,965
   Foothill, Eastern Corridor Agency,
     Toll Road project, RB, MBIA
     4.375%, 01/15/07                  1,520         1,471
   Fowler, Unified School District,
     GO, MBIA
     4.650%, 01/01/08                    140           137
     4.700%, 01/01/09                    145           141
   Fresno, Joint Powers Financing
     Authority, Cab's Project, Zero
     Coupon, RB, AMBAC
     0.000%, 09/01/07                    250           171
   Fresno, Multi-Family Housing Revenue,
     Maple Leaf Apartments, Ser B, RB
     5.000%, 04/01/00                  1,000         1,000
   Golden West, Schools Financing
     Authority, Capital Appreciation
     Project, Ser A, Zero Coupon,
     GO, MBIA
     0.000%, 02/01/10                    640           378
   Golden West, Schools Financing
     Authority, Refunding Project,
     Ser A, GO, MBIA
     6.450%, 08/01/09                    250           275
   Hawthorne, California School
     District, Ser B, Zero Coupon,
     GO, FGIC
     0.000%, 11/01/09                    500           302
   HI Desert, Memorial Healthcare
     District, RB
     5.000%, 10/01/05                    250           232
   Intermodal Container Transfer
     Facility, Joint Power Authority,
     Ser A, RB, AMBAC
     4.500%, 11/01/06                  1,000           986
     4.625%, 11/01/07                  1,250         1,234
     5.000%, 11/01/10                  1,465         1,454
   Irvine Ranch, Water District
     Authority, RB (A) (B) (C)
     3.250%, 03/01/00                    100           100
   Irvine, Special Assessment,
     District 89-10, GO (A) (B) (C)
     3.250%, 03/01/00                  2,920         2,920
   60

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)      VALUE (000)
-------------------------------------------------------------------------------
   Lake Elsinore, Public Financing
     Authority, Local Agency Project,
     Ser G, RB
     5.100%, 09/02/04                 $  200        $  199
   Lodi, Electric Systems Revenue
     Authority, Ser B, Zero
     Coupon, COP, MBIA Callable
     01/15/2009 @ 90.3495
     0.000%, 01/15/11                  1,000           548
   Long Beach, Building Financing
     Authority, Rainbow Harbor
     Refinancing Project, Ser A,
     RB, AMBAC
     4.750%, 05/01/08                  1,140         1,126
   Los Angeles, Community College
     District, Energy Retrofit Project,
     COP, AMBAC Callable
     02/15/10 @ 100
     5.050%, 08/15/10                    250           249
   Los Angeles County, Metropolitan
     Transportation Authority,
     2nd Tier Project, Ser A, RB, FSA
     5.500%, 07/01/10                  1,000         1,033
   Los Angeles, Department of Public
     Social Services, Ser A,
     COP, AMBAC
     4.750%, 08/01/07                    715           711
   Los Angeles, Department of Public
     Social Services, Ser A, COP,
     AMBAC Callable
     08/01/2009 @ 101
     5.000%, 08/01/10                    600           596
   Los Angeles, Municipal Improvement
     Corporate Lease, Police Emergency,
     Ser D, TA Callable 09/01/07 @ 100
     4.125%, 09/01/08                    400           372
   Los Angeles, Sonnelblick
     Del Rio West, COP, AMBAC
     5.000%, 11/01/05                  1,470         1,496
     5.375%, 11/01/10                  2,130         2,178
   Los Angeles, State Building
     Authority, California
     Department of General
     Services, Ser A, RB
     5.500%, 05/01/07                  1,210         1,246
   Los Angeles, State Building
     Authority, Ser A, RB
     4.800%, 10/01/09                  1,000           975
   Los Angeles, Unified School
     Districts, Ser C, GO
     4.375%, 07/01/07                  1,000           965
   Madera County, Valley Children's
     Hospital Project, COP, MBIA
     6.250%, 03/15/07                     50            54

-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Metropolitan Water District,
     Southern California Waterworks
     Authority, Ser A, RB
     5.500%, 07/01/05                 $  100        $  104
   Midpeninsula, Regional Open
     Space District, Financing
     Authority, RB, AMBAC
     4.200%, 09/01/09                  1,005           925
   Mountain Empire, Unified School
     District, Ser A, GO, MBIA
     3.950%, 09/01/06                     65            61
   Orange County,
     Sanitation District 1, 2 & 3 -
     Capital Improvement,
     COP, AMBAC (A) (B) (C)
     3.250%, 03/01/00                  2,800         2,800
   Orange County, Local
     Transportation Authority, Sales
     Tax Revenue Measure, Ser A, RB
     5.500%, 02/15/11                  1,300         1,331
   Orange County, Recovery
     Authority, Ser A, COP, MBIA
     6.000%, 07/01/08                    500           534
   Pajaro Valley, Water Management
     Agency, Ser A , COP, AMBAC
     4.600%,< 03/01/07                   240           237
     4.700%, 03/01/08                    425           418
   Palomar, Pomerado Health System,
     RB, MBIA Callable
     05/01/09 @ 101
     5.250%, 11/01/09                  1,000         1,011
   Pasadena, Unified School District,
     Ser A, GO, FGIC
     5.625%, 05/01/08                    255           266
   Pinole, Redevelopment Agency,
     Pinole Vista Redevelopment
     Project, RB, FSA
     4.700%, 08/01/08                    835           821
     4.800%, 08/01/09                    520           512
   Pittsburg, Redevelopment Agency,
     Los Medanos Community
     Development Project, TA, AMBAC
     5.050%, 08/01/09                    500           501
   Pomona, Unified School District,
     Ser A, GO, FGIC
     5.450%, 02/01/06                    195           202
   Poway, Redevelopment Agency,
     Paguay Redevelopment Project,
     RB Callable 06/15/00 @ 100.5
     4.750%, 12/15/03                  2,000         1,963
   Redlands, Wastewater Finance
     Authority, Ser A, RB, FSA
     4.500%, 09/01/08                    745           715

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

CALIFORNIA MUNICIPAL BOND FUND--CONTINUED
--------------------------------------------------------------------------------
                                     FACE
                                  AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
   Richmond, Joint Powers Financing
     Authority, Port Terminal Lease
     Project, RB
     4.250%, 06/01/05                 $  585         $ 559
     4.350%, 06/01/06                  1,100         1,046
   Richmond, Wastewater Authority,
     RB, FGIC
     4.600%, 08/01/06                    615           610
     4.800%, 08/01/08                  1,270         1,257
   Riverside County, Community
     Facilities District No. 84-2, TA
     4.050%, 09/01/00                    300           300
   Riverside County, Public Financing
     Authority, RB
     5.400%, 05/15/09                  1,875         1,779
   Riverside, Redevelopment
     Authority, Casa Blanca
     Redevelopment Project,
     Ser A, TA, AMBAC
     4.100%, 08/01/08                    385           356
   Riverside, Redevelopment
     Authority, Casa Blanca
     Redevelopment Project,
     Ser A, TA, AMBAC Callable
     08/01/08 @ 102
     4.300%, 08/01/10                    305           281
   Riverside, Redevelopment
     Authority, University Corridor
     Project, Ser A, TA, AMBAC
     4.000%, 08/01/07                    175           163
     4.100%, 08/01/08                    300           278
   Riverside, Redevelopment Authority,
     University Corridor Project,
     Ser A, TA, AMBAC Callable
     08/01/08 @ 102
     4.200%, 08/01/09                    335           309
     4.300%, 08/01/10                    380           350
   Sacramento, Cogeneration Authority,
     Procter & Gamble Project,
     RB, MBIA
     7.000%, 07/01/05                  1,500         1,658
   Sacramento, Municipal Utility
     District, Electrical Project, Ser A,
     RB, MBIA Callable 08/15/02 @ 100
     5.750%, 08/15/13                  2,000         2,015
   Sacramento, Redevelopment
     Agency, Merged Downtown
     Redevelopment Project,
     Ser A, TA, FSA
     4.500%, 11/01/08                  1,500         1,442


-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   San Bernardino, Joint Powers
     Financing Authority, Police
     Station Project, COP, MBIA
     4.650%, 09/01/07                 $  270        $  267
     4.750%, 09/01/08                    300           296
     4.850%, 09/01/09                    285           281
   San Bernardino, Redevelopment
     Agency, San Sevaine
     Redevelopment Project, Ser A, TA
     5.700%, 09/01/04                    200           200
     5.800%, 09/01/05                    315           315
     5.900%, 09/01/06                    315           315
   San Bernardino, Unified School District,
     Ser B, Zero Coupon,
     GO, FGIC
     0.000%, 08/01/07                    915           632
   San Diego County, Burham
     Institute Project, COP
     4.700%, 09/01/02                    200           199
     4.800%, 09/01/03                    200           199
     5.150%, 09/01/06                    700           697
   San Diego, Public Facility Financing
     Authority, Lein Reassessment
     Project, Ser A, RB, AMBAC
     4.100%, 09/02/09                    720           655
   San Diego, Redevelopment Agency,
     Center City Redevelopment
     Project, Ser A, RB
     5.350%, 09/01/08                    175           172
     5.450%, 09/01/09                    175           171
   San Diego, Unified School District,
     Ser A, Zero Coupon, GO, FGIC
     0.000%, 07/01/05                  1,000           771
   San Francisco Bay Area, Bridge
     Toll, TRAN, ACA Insured
     4.900%, 02/01/05                    750           750
     5.000%, 02/01/06                    500           500
   San Francisco State, University
     Foundation Student Housing, RB,
     ACA Insured
     4.400%, 07/01/06                    425           409
     4.500%, 07/01/07                    365           345
   San Joaquin County, General
     Hospital Project, RB, MBIA
     4.250%, 09/01/08                  1,000           941
   San Juan, M-S-R Public Power
     Agency, Sub Lein San Juan
     Project, Ser F, RB (A) (B)
     3.200%, 03/01/00                  1,200         1,200
   San Rafael, Redevelopment Agency,
     San Rafael Redevelopment
     Project, TA, AMBAC
     4.750%, 12/01/06                    285           285

-------------------------------------------------------------------------------
------------------------------------------------------------------------------
                                      FACE
                                  AMOUNT (000)      VALUE (000
-------------------------------------------------------------------------------
   Sanger, Unified School District,
     GO, MBIA
     5.200%, 02/01/06                 $  720        $  735
     5.200%, 08/01/07                    190           195
     5.250%, 08/01/10                    225           228
   Saratoga, Unified School District,
     GO, MBIA
     4.100%, 09/01/07                    150           141
   Saratoga, Unified School
     District, GO
     4.200%, 09/01/08                    200           187
   South Orange County, Public
     Financing Authority, RB, FSA
     4.700%, 09/02/07                    850           844
     4.600%, 09/02/06                    230           228
   South Orange County, Public
     Financing Authority,
     Ser A, RB, FSA
   4.400%, 08/15/06                      875           859
     4.750%, 08/15/09                  1,000           980
   Stockton, Essential Services
     Building/Parking Facility, COP
     4.800%, 08/01/07                    155           150
     5.000%, 08/01/09                    280           274
   Tahoe, Truckee Unified School
     District, Improvement District No. 2,
     Ser A, GO, FGIC
     4.800%, 08/01/08                    250           248
   Tustin, Unified School District,
     Community Facilities
     District No. 88-1, GO
     4.000%, 09/01/06                    350           330
   Vallejo, Public Financing Authority,
     RB, MBIA
     4.600%, 07/15/07                    100            99
   Walnut, Improvement Agency,
     Ser A, GO, MBIA
     4.000%, 09/01/08                    255           234
   Wasco, Sewer Revenue Project,
     RB, MBIA
     3.850%, 05/01/04                    170           164
     3.950%, 05/01/05                    175           167
     4.050%, 05/01/06                    185           176
     4.150%, 05/01/07                    190           180
     4.200%, 05/01/08                    200           187
     4.300%, 05/01/09                    205           191
     4.400%, 05/01/10                    215           200
   Washington Township, Healthcare
     Project, RB
     4.400%, 07/01/06                  1,010           938


-------------------------------------------------------------------------------
                                       FACE
                                   AMOUNT (000)  VALUE (000)
-------------------------------------------------------------------------------
   Westlands, Water District, Ser A,
     RB, AMBAC
     4.000%, 03/01/07                 $  150      $    140
     4.125%, 03/01/08                    275           256
     4.250%, 03/01/09                    240           223
                                                  --------
                                                   112,430
                                                  --------
GUAM -- 0.8%
   Guam, Power Authority, Ser A, RB
     4.000%, 10/01/04                  1,000           956
                                                  --------
PUERTO RICO -- 2.9%
   Puerto Rico, Aqueduct & Sewer
     Authority, RB
     6.250%, 07/01/12                  2,000         2,150
   Puerto Rico, Commonwealth
     Public Improvement, GO, FSA
     5.250%, 07/01/12                  1,000         1,001
   Puerto Rico, Electric Power
     Authority, Ser GG, RB, FSA
     5.000%, 07/01/07                    250           248
                                                  --------
                                                     3,399
                                                  --------
VIRGIN ISLANDS -- 5.8%
   Virgin Islands, Public Financing
     Authority, Gross Receipt Taxes
     Loan Note Project, Ser A, RB
     4.200%, 10/01/00                  1,000           997
     5.000%, 10/01/04                  1,000           988
     5.625%, 10/01/10                  2,335         2,288
   Virgin Islands, Public Financing
     Authority, Ser C, RB
     5.000%, 10/01/03                  2,500         2,481
                                                  --------
                                                     6,754
                                                  --------
 Total Municipal Bonds
   (Cost $125,453)                                 123,539
                                                  --------
Total Investments -- 105.6%
   (Cost $125,453)                                 123,539
                                                  --------
Other Liabilities and Assets, Net -- (5.6%)
   Investment securities purchased                  (8,134)
   Other assets and liabilities, net                 1,605
                                                  --------
Total Other Liabilities and Assets                  (6,529)
                                                  --------

STATEMENT OF NET ASSETS
-------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



CALIFORNIA MUNICIPAL BOND FUND--CONCLUDED
--------------------------------------------------------------------------------
                                                VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Fund Shares of Class A (unlimited
  authorization -- no par value) based on
  11,873,400 outstanding shares of
  beneficial interest                             $119,081
Distributions in excess of net investment
   income                                               (1)
Accumulated net realized loss on investments          (156)
Net unrealized depreciation on investments          (1,914)
                                                  --------
 Total Net Assets -- 100.0%                       $117,010
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A             $9.85
                                                  ========
ACA      AMERICAN CAPITAL ACCESS
AMBAC    AMERICAN BOND MUNICIPAL ASSURANCE COMPANY
COP      CERTIFICATE OF PARTICIPATION
FGIC     FINANCIAL GUARANTY INSURANCE COMPANY
FSA      FINANCIAL SECURITY ASSISTANCE
GO       GENERAL OBLIGATION
MBIA     MUNICIPAL BOND INSURANCE ASSOCIATION
RB       REVENUE BOND
SER      SERIES
TA       TAX ALLOCATION
TRAN     TAX AND REVENUE ANTICIPATION NOTE

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON FEBRUARY 29, 2000.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE EARLIER OF THE MATURITY DATE OR THE PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT FROM A MAJOR BANK OR FINANCIAL INSTITUTION.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)



                                                           --------------
                                                            PENNSYLVANIA
                                                              TAX FREE
                                                                FUND
                                                           --------------
ASSETS:
   Investment securities at value (Cost $27,861)               $27,861
   Cash                                                          2,829
   Receivable for investment securities sold                     1,050
   Income receivable                                               188
   Other receivables                                                11
                                                               -------
     Total Assets                                               31,939
                                                               -------
LIABILITIES:
   Income payable                                                   34
   Payable for investment securities purchased                   1,504
   Other payables                                                   21
                                                               -------
     Total Liabilities                                           1,559
                                                               -------
   TOTAL NET ASSETS                                            $30,380
                                                               =======

NET ASSETS:
Fund Shares of Class A (unlimited authorization --
   no par value) based on 30,406,981 outstanding
   shares of beneficial interest                                30,407
Distributions in excess of net investment income                    (7)
Accumulated net realized loss on investments                       (20)
                                                               -------
   TOTAL NET ASSETS -- 100.0%                                  $30,380
                                                               =======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE -- CLASS A                                           $1.00
                                                               =======


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



STATEMENT OF OPERATIONS (000)
---------------------------------------------------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 29, 2000 (UNAUDITED)


                                                         ---------              -------------         ----------------
                                                                                  CALIFORNIA             INSTITUTIONAL
                                                          TAX FREE                TAX EXEMPT               TAX FREE
                                                            FUND                    FUND                    FUND
                                                         ---------              ------------           ---------------
INVESTMENT INCOME:
   Interest Income                                        $ 13,213                 $  251                  $17,321
                                                          --------                 ------                  -------
EXPENSES:
   Management Fees                                           1,298                     19                    1,698
   Waiver of Management Fees                                    --                     (5)                    (520)
   Investment Advisory Fees                                    140                      3                      183
   Waiver of Investment Advisory Fees                           --                     --                       --
   Custodian/Wire Agent Fees                                    38                      1                       50
   Professional Fees                                            29                      1                       47
   Pricing Fees                                                  1                     --                        2
   Registration Fees                                            17                      1                       15
   Trustee Fees                                                  7                     --                       10
   Shareholder Servicing Fees (1)                              902                     21                    1,247
   Shareholder Servicing Fee Waivers                          (858)                   (20)                  (1,061)
   Printing Fees                                                42                      2                       61
   Insurance Fees                                                1                     --                        2
   Other Expenses                                                7                      1                        9
                                                          --------                 ------                  -------
   Total Expenses                                            1,624                     24                    1,743
                                                          --------                 ------                  -------
NET INVESTMENT INCOME                                       11,589                    227                   15,578
                                                          --------                 ------                  -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Loss on Investments                             (4)                    (3)                      (5)
   Net Change in Unrealized Depreciation
     on Investments                                             --                     --                       --
                                                          --------                 ------                  -------
   Net Realized and Unrealized Loss on Investments              (4)                    (3)                      (5)
                                                          --------                 ------                  -------

NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                             $ 11,585                 $  224                  $15,573
                                                          ========                 ======                  =======

   (1) INCLUDES CLASS SPECIFIC DISTRIBUTION EXPENSES.

 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

----------------      -----------------     -------------    --------------
   PENNSYLVANIA         INTERMEDIATE-       PENNSYLVANIA     MASSACHUSETTS
     TAX FREE          TERM MUNICIPAL         MUNICIPAL        MUNICIPAL
      FUND                  FUND              BOND FUND        BOND FUND
  -------------       -----------------     -------------    --------------

      $ 625              $ 16,197            $ 3,053             $ 444
      -----              --------            -------             -----

         62                  808                 204                23
        (16)                 (98)                (73)               (6)
          7                1,111                 116                32
         --                   --                  --                --
          2                   34                   6                 1
          2                   36                   6                 1
         --                   32                   5                 1
          1                   33                   5                 3
         --                    8                   1                --
         43                  843                 169                24
        (43)                (843)               (156)              (24)
          2                   47                   8                 2
         --                    2                  --                --
          1                    8                   1                --
      -----              -------             -------             -----
         61                2,021                 292                57
      -----              -------             -------             -----
        564               14,176               2,761               387
      -----              -------             -------             -----


         --               (1,535)               (631)              (70)

         --               (9,102)             (1,707)             (311)
      -----              -------             -------             -----

         --              (10,637)             (2,338)             (381)
      -----              -------             -------             -----


      $ 564              $ 3,539             $   423             $   6
      =====              =======             =======             =====


STATEMENT OF OPERATIONS (000) (concluded)
--------------------------------------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE PERIOD ENDED FEBRUARY 29, 2000 (UNAUDITED)

                                              ------------              ------------            --------------
                                               NEW JERSEY                 NEW YORK                CALIFORNIA
                                                MUNICIPAL                 MUNICIPAL                MUNICIPAL
                                                  BOND                      BOND                     BOND
                                                  FUND                      FUND                     FUND
                                               -----------              ------------             -------------
INVESTMENT INCOME:
   Interest Income                                $ 697                     $ 610                   $ 1,940
                                                  -----                     -----                   -------
EXPENSES:
   Management Fees                                   38                        32                       103
   Waiver of Management Fees                         (6)                       (6)                      (15)
   Investment Advisory Fees                          52                        44                       142
   Waiver of Investment Advisory Fees                --                        --                        --
   Custodian/Wire Agent Fees                          2                         2                         4
   Professional Fees                                  2                         2                         4
   Pricing Fees                                       1                         1                         4
   Registration Fees                                  4                         3                         9
   Trustee Fees                                      --                        --                         1
   Shareholder Servicing Fees (1)                    39                        34                       156
   Shareholder Servicing Fee Waivers                (39)                      (34)                     (156)
   Printing Fees                                      2                         2                         5
   Insurance Fees                                    --                        --                        --
   Other Expenses                                    --                        --                         1
                                                  -----                     -----                   -------
   Total Expenses                                    95                        80                       258
                                                  -----                     -----                   -------
NET INVESTMENT INCOME                               602                       530                     1,682
                                                  -----                     -----                   -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
   Net Realized Loss on Investments                (229)                       --                      (102)
   Net Change in Unrealized Depreciation
     of Investments                                (273)                     (399)                     (716)
                                                  -----                     -----                   -------
   Net Realized and Unrealized Loss
     on Investments                                (502)                     (399)                     (818)
                                                  -----                     -----                   -------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                     $ 100                     $ 131                   $   864
                                                  =====                     =====                   =======

  (1) INCLUDES CLASS SPECIFIC  DISTRIBUTION  EXPENSES.

  AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS (000)
---------------------------------------------------------------------------------------------------------------------------
SEI TAX  EXEMPT  TRUST -- FOR THE SIX  MONTH  PERIOD  ENDED  FEBRUARY  29,  2000
(UNAUDITED) AND FOR THE YEAR ENDED AUGUST 31, 1999


                                                 ---------------------     --------------------     --------------------
                                                                                 CALIFORNIA             INSTITUTIONAL
                                                        TAX FREE                 TAX EXEMPT                TAX FREE
                                                          FUND                      FUND                    FUND
                                                 ---------------------     --------------------    ---------------------
                                                   2000         1999         2000       1999          2000       1999
                                                 ---------   ---------     --------- ----------    ---------- ----------
INVESTMENT ACTIVITIES:
   Net investment income                         $  11,589  $   17,642     $    227  $   10,563    $   15,578 $   29,900
   Net realized Gain (loss) on Investments              (4)        (20)          (3)         43            (5)       (28)
                                                 ---------  ----------     --------- ----------    ---------- ----------
   Net increase in Net Assets Resulting
     from Operations                                11,585      17,622          224      10,606        15,573     29,872
                                                 ---------   ---------     --------- ----------    ---------- ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                       (11,540)    (17,656)        (218)     (1,361)      (14,157)   (27,050)
     Class B                                            --          --           (7)         (7)         (792)    (2,091)
     Class C                                            --          --           --          --          (609)      (803)
     Class D                                            --          --           --          --            --         --
     Class CNI (1)                                      --          --           --      (9,194)           --         --
   Net Capital Gains
     Class A                                            --          --           --          --            --         --
     Class B                                            --          --           --          --            --         --
                                                 ---------   ---------     --------- ----------    ---------- ----------
     Total Distributions                           (11,540)    (17,656)        (225)    (10,562)      (15,558)   (29,944)
                                                 ---------   ---------     --------- ----------    ---------- ----------
TRANSACTIONS (2):
   Class A:
     Proceeds from Shares Issued                 2,870,751   3,657,826       65,703     418,028     2,529,523  4,535,456
     Reinvestment of Cash Distributions              4,343       4,222           76         191         1,972      2,794
     Cost of Shares Redeemed                    (2,763,789) (3,553,080)     (76,602)   (435,351)   (2,521,912)(4,565,492)
                                                 ---------   ---------     --------  ----------    ---------- ----------
     Total Class A Share Transactions              111,305     108,968      (10,823)    (17,132)        9,583    (27,242)
                                                 ---------   ---------     --------  ----------    ---------- ----------
   Class B:
     Proceeds from Shares Issued                        --          --          350       1,398        81,643    213,631
     Reinvestment of Cash Distributions                 --          --           --          --           385      1,300
     Cost of Shares Redeemed                            --          --         (187)       (891)      (89,304)  (252,619)
                                                 ---------   ---------     --------  ----------    ---------- ----------
     Total Class B Share Transactions                   --          --          163         507        (7,276)   (37,688)
                                                 ---------   ---------     --------  ----------    ---------- ----------
   Class C:
     Proceeds from Shares Issued                        --          --           --          --        97,831    184,115
     Reinvestment of Cash Distributions                 --          --           --          --            --         --
     Cost of Shares Redeemed                            --          --           --          --       (95,886)  (168,768)
                                                 ---------   ---------     --------  ----------    ---------- ----------
     Total Class C Share Transactions                   --          --           --          --         1,945     15,347
                                                 ---------   ---------     --------  ----------    ---------- ----------
   Class D:
     Proceeds from Shares Issued                        --          --           --          --            --         --
     Reinvestment of Cash Distributions                 --          --           --          --            --         --
     Cost of Shares Redeemed                            --          (1)          --          --            --         --
                                                 ---------   ---------     --------  ----------    ---------- ----------
     Total Class D Share Transactions                   --          (1)          --          --            --         --
                                                 ---------   ---------     --------  ----------    ---------- ----------
   Class CNI (1):
     Proceeds from Shares Issued                        --          --           --   1,050,353            --         --
     Reinvestment of Cash Distributions                 --          --           --       5,539            --         --
     Cost of Shares Redeemed                            --          --           --  (1,529,995)           --         --
                                                 ---------   ---------     --------  ----------    ---------- ----------
     Total Class CNI Share Transactions                 --          --           --    (474,103)           --         --
                                                 ---------   ---------     --------  ----------    ---------- ----------
   Increase (Decrease) in Net Assets from
     Share Transactions                            111,305     108,967      (10,660)   (490,728)        4,252    (49,583)
                                                 ---------   ---------     --------  ----------    ---------- ----------
   Total Increase (Decrease) in Net Assets         111,350     108,933      (10,661)   (490,684)        4,267    (49,655)
                                                 ---------   ---------     --------  ----------    ---------- ----------
NET ASSETS:
   Beginning of period                             652,210     543,277       22,864     513,548       881,286    930,941
                                                 ---------   ---------     --------  ----------    ---------- ----------
   End of period                                 $ 763,560   $ 652,210     $ 12,203  $   22,864    $  885,553 $  881,286
                                                 =========   =========     ========  ==========    ========== ==========

 (1) CALIFORNIA TAX EXEMPT FUND CNI CLASS SHARES WERE FULLY LIQUIDATED ON JUNE 21, 1999.
 (2) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO
     THE FINANCIAL STATEMENTS.

   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



STATEMENTS OF CHANGES IN NET ASSETS (000) (concluded)
---------------------------------------------------------------------------------------------------------------------------

SEI TAX  EXEMPT  TRUST -- FOR THE SIX  MONTH  PERIOD  ENDED  FEBRUARY  29,  2000
(UNAUDITED) AND FOR THE YEAR ENDED AUGUST 31, 1999

                                                ---------------------     --------------------     --------------------
                                                     PENNSYLVANIA           INTERMEDIATE-TERM         PENNSYLVANIA
                                                       TAX FREE                 MUNICIPAL            MUNICIPAL BOND
                                                         FUND                     FUND                    FUND
                                                 ---------------------     --------------------     --------------------
                                                   2000         1999          2000       1999          2000       1999
                                                 ---------  ----------     --------- ----------    ---------- ----------
INVESTMENT ACTIVITIES:
   Net investment income                         $     564  $    1,435     $ 14,176  $  22,980     $   2,761 $    5,161
   Net realized gain (loss) on Investments              --          (2)      (1,535)     1,719          (631)       136
   Net Change in Unrealized Depreciation
     of Investments                                     --          --       (9,102)   (22,500)       (1,707)    (4,706)
                                                 ---------  ----------     --------  ---------     --------- ----------
   Net increase in Net Assets Resulting from
      Operations                                       564       1,433        3,539      2,199           423        591
                                                 ---------  ----------     --------  ---------     --------- ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                          (565)     (1,442)     (14,190)   (23,026)         (517)      (381)
     Class B                                            --          --           --         --        (2,237)    (4,799)
   Net Capital Gains
     Class A                                            --          --         (650)      (637)          (26)       (22)
     Class B                                            --          --           --         --          (120)      (530)
                                                 ---------  ----------     --------  ---------     --------- ----------
     Total Distributions                              (565)     (1,442)     (14,840)   (23,663)       (2,900)    (5,732)
                                                 ---------  ----------     --------  ---------     --------- ----------
TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued                    80,726     216,649      235,160    371,411        15,851     19,564
     Reinvestment of Cash Distributions                227         366       12,208     18,663           525        386
     Cost of Shares Redeemed                       (84,670)   (232,976)    (152,010)  (237,694)       (4,635)      (870)
                                                 ---------  ----------     --------  ---------     --------- ----------
     Total Class A Share Transactions               (3,717)    (15,961)      95,358    152,380        11,741     19,080
                                                 ---------  ----------     --------  ---------     --------- ----------
   Class B:
     Proceeds from Shares Issued                        --          --           --         --        11,327     29,041
     Reinvestment of Cash Distributions                 --          --           --         --           347        657
     Cost of Shares Redeemed                            --          --           --         --       (31,444)   (21,345)
                                                 ---------  ----------     --------  ---------     --------- ----------
     Total Class B Share Transactions                   --          --           --         --       (19,770)     8,353
                                                 ---------  ----------     --------  ---------     --------- ----------
   Increase (Decrease) in Net Assets from
     Share Transactions                             (3,717)    (15,961)      95,358    152,380        (8,029)    27,433
                                                 ---------  ----------     --------  ---------     --------- ----------
   Total Increase (Decrease) in Net Assets          (3,718)    (15,970)      84,057    130,916       (10,506)    22,292
                                                 ---------  ----------     --------  ---------     --------- ----------
NET ASSETS:
   Beginning of period                              34,098      50,068      647,240    516,324       123,654    101,362
                                                 ---------  ----------     --------  ---------     --------- ----------
   End of period                                 $  30,380  $   34,098     $731,297  $ 647,240     $ 113,148 $  123,654
                                                 =========  ==========     ========  =========     ========= ==========

(1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO THE
    FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

---------------------------------------------------------------------------------------------------------------------------------

                                          ---------------------  --------------------     --------------------  -----------------
                                              MASSACHUSETTS           NEW JERSEY                 NEW YORK           CALIFORNIA
                                             MUNICIPAL BOND        MUNICIPAL BOND            MUNICIPAL BOND       MUNICIPAL BOND
                                                  FUND                   FUND                     FUND                 FUND
                                          ---------------------  --------------------     --------------------  -----------------
                                              2000       1999      2000          1999        2000         1999      2000     1999
                                          ---------  ----------  --------- ----------     ---------- ---------- ---------  -------
INVESTMENT ACTIVITIES
   Net investment income                  $    387   $     348   $    602   $     423     $     530   $     426  $  1,682  $ 1,051
   Net realized Loss on Investments            (70)         --       (229)        (77)           --         (28)     (102)     (27)
   Net Change in Unrealized Depreciation
     of Investments                           (311)       (507)      (273)       (450)         (399)       (602)     (716)  (1,206)
                                          --------   ---------   --------   ---------     ---------   ---------  --------  -------
   Net increase (Decrease) in Net Assets
     Resulting from Operations                   6        (159)       100        (104)          131        (204)      864     (182)
                                          --------   ---------   --------   ---------     ---------   ---------  --------  -------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
     Class A                                  (388)       (347)      (604)       (421)         (530)       (425)   (1,683)  (1,051)
   Net Capital Gains
     Class A                                    --          --         --          --            --          --        --      (27)
                                          --------   ---------   --------   ---------     ---------   ---------  --------  -------
     Total Distributions                      (388)       (347)      (604)       (421)         (530)       (425)   (1,683)  (1,078)
                                          --------   ---------   --------   ---------     ---------   ---------  --------  -------
TRANSACTIONS (1):
   Class A:
     Proceeds from Shares Issued             7,321      21,110     24,978      29,241        17,323      25,519    60,069   71,723
     Reinvestment of Cash Distributions        377         346        575         406           528         423     1,628      995
     Cost of Shares Redeemed                (2,973)     (4,150)   (10,633)     (5,714)       (5,534)     (5,126)   (8,337)  (9,147)
                                          --------   ---------   --------   ---------     ---------   ---------  --------  -------
     Total Class A Share Transactions        4,725      17,306     14,920      23,933        12,317      20,816    53,360   63,571
                                          --------   ---------   --------   ---------     ---------   ---------  --------  -------
   Increase in Net Assets from
     Share Transactions                      4,725      17,306     14,920      23,933        12,317      20,816    53,360   63,571
                                          --------   ---------   --------   ---------     ---------   ---------  --------  -------
   Total Increase in Net Assets              4,343      16,800     14,416      23,408        11,918      20,187    52,541   62,311
                                          --------   ---------   --------   ---------     ---------   ---------  --------  -------
NET ASSETS:
   Beginning of period                      17,840       1,040     24,513       1,105        21,562       1,375    64,469    2,158
                                          --------   ---------   --------   ---------     ---------   ---------  --------  -------
   End of period                          $ 22,183   $  17,840   $ 38,929   $  24,513     $  33,480   $  21,562  $117,010  $64,469
                                          ========   =========   ========   =========     =========   =========  ========  =======

(1) FOR CAPITAL SHARE TRANSACTIONS SEE FOOTNOTE 9 IN THE NOTES TO THE FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 29, 2000
(UNAUDITED) AND FOR THE YEARS ENDED AUGUST 31,

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR



                                                     NET                                                          RATIO
                                                     REAL-                                                          OF
                                                     IZED                                                          NET
                                                     AND                                         RATIO   RATIO    INVEST-
                                                    UNREAL-                                      OF EX-    OF      MENT
                   INVEST-                           IZED                                       PENSES     NET    INCOME
                    MENT                             GAIN                                          TO    INVEST-    TO
             NET   ACTIVI-                          (LOSS)                                      AVERAGE   MENT    AVERAGE
            ASSET   TIES         DISTRIBUTIONS        ON                               RATIO OF    NET   INCOME     NET
            VALUE  ------  -----------------------  INVEST-    NET              NET    EXPENSES   ASSETS   TO     ASSETS
            BEGIN-  NET      NET    NET    TOTAL     MENTS    ASSET            ASSETS,    TO     EXCLUD-  AVER-   EXCLUD-
             NING  INVEST- INVEST-  REAL-   DIS-   AND CAP-   VALUE,           END OF  AVERAGE    ING     AGE      ING     PORTFOLIO
             OF     MENT     MENT   IZED   TRIBU- ITAL TRANS- END OF   TOTAL   PERIOD     NET      FEE    NET      FEE     TURNOVER
           PERIOD  INCOME   INCOME  GAIN   TIONS    ACTIONS   PERIOD   RETURN+  (000)   ASSETS   WAIVERS ASSETS  WAIVERS      RATE
------------------------------------------------------------------------------------------------------------------------------------
---------------
TAX FREE FUND
---------------
  CLASS A
  2000*     $1.00  $0.016   $(0.016)  -- $(0.016)     --      $1.00    1.60%  $763,560   0.45%    0.69%   3.21%     2.97%     --
  1999       1.00   0.029    (0.029)  --  (0.029)     --       1.00    2.94    652,210   0.45     0.67    2.89      2.67      --
  1998       1.00   0.033    (0.033)  --  (0.033)     --       1.00    3.30    543,276   0.45     0.68    3.25      3.02      --
  1997       1.00   0.033    (0.033)  --  (0.033)     --       1.00    3.31    431,016   0.45     0.69    3.26      3.02      --
  1996       1.00   0.033    (0.033)  --  (0.033)     --       1.00    3.35    339,906   0.45     0.50    3.30      3.25      --
  1995       1.00   0.034    (0.034)  --  (0.034)     --       1.00    3.48    377,152   0.45     0.51    3.43      3.37      --
  CLASS D
  1999 (1)  $1.00  $0.014   $(0.014)  -- $(0.014)     --      $1.00    1.40%  $     --   0.56%    0.56%   2.82%     2.82%     --
  1998       1.00   0.029    (0.029)  --  (0.029)     --       1.00    2.91          1   0.59     0.59    3.13      3.13      --
  1997       1.00   0.028    (0.028)  --  (0.028)     --       1.00    2.86          1   0.74     0.74    3.04      3.04      --
  1996       1.00   0.030    (0.030)  --  (0.030)     --       1.00    2.99          6   0.80     0.88    3.18      3.10      --
  1995 (2)   1.00   0.026    (0.026)  --  (0.026)     --       1.00    2.68        272   0.80     0.86    3.13      3.07      --

------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX EXEMPT FUND
------------------------------------------------------------------------------------------------------------------------------------
  CLASS A
  2000*     $1.00  $0.014   $(0.014)  -- $(0.014)     --      $1.00    1.38%  $ 11,532   0.28%    0.59%   2.78%     2.47%     --
  1999       1.00   0.027    (0.027)  --  (0.027)     --       1.00    2.78     22,356   0.28     0.56    2.70      2.42      --
  1998       1.00   0.032    (0.032)  --  (0.032)     --       1.00    3.20     39,508   0.28     0.55    3.17      2.90      --
  1997       1.00   0.033    (0.033)  --  (0.033)     --       1.00    3.30     51,314   0.28     0.57    3.26      2.97      --
  1996       1.00   0.034    (0.034)  --  (0.034)     --       1.00    3.41     44,729   0.28     0.36    3.33      3.25      --
  1995       1.00   0.033    (0.033)  --  (0.033)     --       1.00    3.49     30,921   0.28     0.42    3.43      3.29      --
  CLASS B
  2000*     $1.00  $0.012   $(0.012)  -- $(0.012)     --      $1.00    1.24%  $    671   0.58%    0.64%   2.47%     2.41%     --
  1999 (3)   1.00   0.014    (0.014)  --  (0.014)     --       1.00    1.43        508   0.58     0.60    2.42      2.40      --
  CLASS CNI
  1999 (4)  $1.00  $0.018   $(0.018)  -- $(0.018)     --      $1.00    1.83%  $     --   0.78%    1.05%   2.25%     1.98%     --
  1998       1.00   0.027    (0.027)  --  (0.027)     --       1.00    2.69    474,040   0.78     1.05    2.64      2.62      --
  1997       1.00   0.028    (0.028)  --  (0.028)     --       1.00    2.79    412,142   0.78     1.06    2.75      2.47      --
  1996       1.00   0.028    (0.028)  --  (0.028)     --       1.00    2.90    350,684   0.78     0.86    2.84      2.76      --
  1995       1.00   0.029    (0.029)  --  (0.029)     --       1.00    2.97    328,035   0.78     0.93    2.93      2.78      --

------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
------------------------------------------------------------------------------------------------------------------------------------
  CLASS A
  2000*     $1.00  $0.017   $(0.017)  -- $(0.017)     --      $1.00    1.68%  $795,550   0.33%    0.69%   3.34%     2.98%     --
  1999       1.00   0.030    (0.030)  --  (0.030)     --       1.00    3.08    785,954   0.33     0.68    3.03      2.68      --
  1998       1.00   0.034    (0.034)  --  (0.034)     --       1.00    3.46    813,261   0.33     0.68    3.39      3.04      --
  1997       1.00   0.034    (0.034)  --  (0.034)     --       1.00    3.44    999,946   0.33     0.69    3.39      3.03      --
  1996       1.00   0.035    (0.035)  --  (0.035)     --       1.00    3.52    835,388   0.33     0.49    3.46      3.30      --
  1995       1.00   0.036    (0.036)  --  (0.036)     --       1.00    3.70    788,877   0.33     0.52    3.64      3.45      --
  CLASS B
  2000*     $1.00  $0.015   $(0.015)  -- $(0.015)     --      $1.00    1.52%  $ 50,034   0.63%    0.74%   3.04%     2.93%     --
  1999       1.00   0.027    (0.027)  --  (0.027)     --       1.00    2.78     57,310   0.63     0.73    2.74      2.64      --
  1998       1.00   0.031    (0.031)  --  (0.031)     --       1.00    3.15     95,004   0.63     0.73    3.06      2.96      --
  1997       1.00   0.031    (0.031)  --  (0.031)     --       1.00    3.13     34,783   0.63     0.73    3.10      3.00      --
  1996       1.00   0.032    (0.032)  --  (0.032)     --       1.00    3.21     14,156   0.63     0.80    3.16      2.99      --
  1995       1.00   0.033    (0.033)  --  (0.033)     --       1.00    3.39     15,084   0.63     0.82    3.32      3.13      --
  CLASS C
  2000*     $1.00  $0.014   $(0.014)  -- $(0.014)     --      $1.00    1.42%  $ 39,969   0.83%    0.94%   2.85%     2.74%     --
  1999       1.00   0.025    (0.025)  --  (0.025)     --       1.00    2.57     38,022   0.83     0.93    2.52      2.42      --
  1998       1.00   0.029    (0.029)  --  (0.029)     --       1.00    2.94     22,676   0.83     0.93    2.89      2.79      --
  1997       1.00   0.029    (0.029)  --  (0.029)     --       1.00    2.93      9,382   0.83     0.95    2.85      2.73      --
  1996 (5)   1.00   0.029    (0.029)  --  (0.029)     --       1.00    2.92     19,208   0.83     0.96    2.89      2.76      --


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

72

------------------------------------------------------------------------------------------------------------------------------------

                                                      NET                                                         RATIO
                                                     REAL-                                                          OF
                                                     IZED                                                          NET
                                                     AND                                         RATIO   RATIO    INVEST-
                                                    UNREAL-                                      OF EX-    OF      MENT
                   INVEST-                           IZED                                       PENSES     NET    INCOME
                    MENT                             GAIN                                          TO    INVEST-    TO
             NET   ACTIVI-                          (LOSS)                                      AVERAGE   MENT    AVERAGE
            ASSET   TIES         DISTRIBUTIONS        ON                               RATIO OF    NET   INCOME     NET
            VALUE  ------  -----------------------  INVEST-    NET              NET    EXPENSES   ASSETS   TO     ASSETS
            BEGIN-  NET      NET    NET    TOTAL     MENTS    ASSET            ASSETS,    TO     EXCLUD-  AVER-   EXCLUD-
             NING  INVEST- INVEST-  REAL-   DIS-   AND CAP-   VALUE,           END OF  AVERAGE    ING     AGE      ING     PORTFOLIO
             OF     MENT     MENT   IZED   TRIBU- ITAL TRANS- END OF   TOTAL   PERIOD     NET      FEE    NET      FEE     TURNOVER
           PERIOD  INCOME   INCOME  GAIN   TIONS    ACTIONS   PERIOD   RETURN   (000)   ASSETS   WAIVERS ASSETS  WAIVERS      RATE
------------------------------------------------------------------------------------------------------------------------------------
--------------------------
PENNSYLVANIA TAX FREE FUND
--------------------------
  CLASS A
  2000*     $1.00  $0.016 $(0.016)   -- $(0.016)     --      $1.00    1.65%  $ 30,380   0.35%    0.70%  3.26%     2.91%      --
  1999       1.00   0.030  (0.030)   --  (0.030)     --       1.00    3.10     34,098   0.35     0.69   3.04      2.70       --
  1998       1.00   0.034  (0.034)   --  (0.034)     --       1.00    3.41     50,068   0.35     0.68   3.36      3.03       --
  1997       1.00   0.033  (0.033)   --  (0.033)     --       1.00    3.39     49,563   0.35     0.71   3.33      2.97       --
  1996       1.00   0.034  (0.034)   --  (0.034)     --       1.00    3.40     42,971   0.35     0.49   3.33      3.19       --
  1995       1.00   0.035  (0.035)   --  (0.035)     --       1.00    3.60     26,058   0.35     0.51   3.54      3.38       --
---------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
---------------------------------
  CLASS A
  2000*    $10.70   $0.22 $(0.22)$(0.01) $(0.23)  $(0.17)   $10.52    0.50%  $731,297   0.60%    0.88%  4.21%     3.93%     9.69%
  1999      11.08    0.44  (0.44) (0.01)  (0.45)   (0.37)    10.70    0.67    647,240   0.60     0.87   4.03      3.76     30.25
  1998      10.77    0.46  (0.46)    --   (0.46)    0.31     11.08    7.20    516,324   0.60     0.88   4.23      3.95      8.98
  1997      10.45    0.48  (0.48)    --   (0.48)    0.32     10.77    7.93    259,238   0.60     0.88   4.53      4.25     16.02
  1996      10.59    0.49  (0.53)    --   (0.53)   (0.10)    10.45    3.76    134,563   0.59     0.66   4.66      4.59     40.66
  1995      10.36    0.52  (0.52)    --   (0.52)    0.23     10.59    7.53     95,675   0.55     0.72   4.96      4.79     36.05
  CLASS D
  1996 (6) $10.59  $ 0.38 $(0.41) $  --  $(0.41)  $(0.10)   $10.46    3.22%  $     --   0.98%    1.08%  4.26%     4.16%    40.66%
  1995      10.36    0.48  (0.48)    --   (0.48)    0.23     10.59    7.11        548   0.95     1.12   4.57      4.40     36.05


---------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
---------------------------------
  CLASS A
  2000*    $10.29   $0.24 $(0.24) $(0.01)$(0.25)  $(0.20)   $10.08    0.38%  $ 30,078   0.60%   0.86%   4.67%     4.41%     3.42%
  1999      10.75    0.48  (0.48)  (0.05) (0.53)   (0.41)    10.29    0.65     18,785   0.60    0.83    4.53      4.30     16.64
  1998 (7)  10.72    0.01  (0.01)    --   (0.01)    0.03     10.75    0.26        333   0.60    0.79    4.56      4.25     26.85
  CLASS B
  2000*    $10.29   $0.24 $(0.24) $(0.01)$(0.25)  $(0.20)   $10.08    0.44%  $ 83,070   0.48%   0.90%   4.76%     4.34%     3.42%
  1999      10.76    0.49  (0.49)  (0.05) (0.54)   (0.42)    10.29    0.68    104,869   0.48    0.87    4.61      4.22     16.64
  1998      10.58    0.52  (0.52)  (0.04) (0.56)    0.22     10.76    7.24    101,029   0.48    0.86    4.87      4.49     26.85
  1997      10.48    0.53  (0.53)  (0.19) (0.72)    0.29     10.58    8.08     98,079   0.48    0.86    5.08      4.70     34.48
  1996      10.66    0.55  (0.59)    --   (0.59)   (0.14)    10.48    3.96     97,228   0.48    0.65    5.15      4.98     65.75
  1995      10.52    0.55  (0.55)    --   (0.55)    0.14     10.66    6.81    104,094   0.48    0.72    5.21      4.97     22.62

----------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
----------------------------------
  CLASS A
  2000*    $ 9.72   $0.19 $(0.19) $  --  $(0.19)  $(0.19)   $ 9.53    0.05%  $ 22,183   0.60%   0.91%   4.06%     3.75%     8.27%
  1999      10.05    0.34  (0.34)    --   (0.34)    0.33)     9.72    0.07     17,840   0.60    0.93    3.57      3.24     13.76
  1998 (8)  10.00     --      --     --      --     0.05     10.05    0.53      1,040   0.60    0.87    1.13      0.86     11.35

-------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-------------------------------
  CLASS A
  2000*    $ 9.86   $0.18 $(0.18) $  --  $(0.18)  $(0.16)   $ 9.70    0.26%  $ 38,929   0.60%   0.89%   3.82%     3.53%    23.56%
  1999      10.05    0.32  (0.32)    --   (0.32)   (0.19)     9.86    1.29     24,513   0.60    0.91    3.26      2.95     25.41
  1998 (9)  10.00    0.01  (0.01)    --   (0.01)    0.05     10.05    0.58      1,105   0.60    0.87    2.93      2.66        --

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
    RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D SHARES.
  * FOR THE SIX MONTH PERIOD ENDED FEBRUARY 29, 2000. ALL RATIOS FOR THE PERIOD
    HAVE BEEN  ANNUALIZED.
(1) THE TAX FREE  FUND--CLASS D CLOSED ON MARCH 1, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN  ANNUALIZED.
(2) THE TAX FREE FUND--CLASS D COMMENCED OPERATIONS ON NOVEMBER 1, 1994. ALL RATIOS FOR THE PERIOD HAVE BEEN
    ANNUALIZED.
(3) THE CALIFORNIA TAX EXEMPT FUND -- CLASS B COMMENCED OPERATIONS
    ON JANUARY 27, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN  ANNUALIZED.
(4) THE CALIFORNIA TAX EXEMPT FUND--CLASS  CNI CLOSED ON JUNE 21, 1999. ALL RATIOS FOR
    THE PERIOD HAVE BEEN ANNUALIZED.
(5) THE  INSTITUTIONAL  TAX FREE FUND--CLASS C COMMENCED OPERATIONS ON SEPTEMBER 11, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN
    ANNUALIZED.
(6) THE INTERMEDIATE-TERM MUNICIPAL FUND--CLASS D CLOSED ON JUNE 30,
    1996. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(7) THE  PENNSYLVANIA MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 25, 1998. ALL RATIOS
    FOR THE  PERIOD HAVE BEEN ANNUALIZED.
(8) THE  MASSACHUSETTS MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998. ALL RATIOS FOR THE PERIOD
    HAVE BEEN ANNUALIZED.
(9) THE NEW JERSEY MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998. ALL RATIOS FOR THE PERIOD
    HAVE BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FOR THE SIX MONTH PERIOD ENDED FEBRUARY 29, 2000
(UNAUDITED) AND FOR THE YEARS ENDED AUGUST 31,

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR


                                                      NET                                                         RATIO
                                                     REAL-                                                          OF
                                                     IZED                                                          NET
                                                     AND                                         RATIO   RATIO    INVEST-
                                                    UNREAL-                                      OF EX-    OF      MENT
                   INVEST-                           IZED                                       PENSES     NET    INCOME
                    MENT                             GAIN                                          TO    INVEST-    TO
             NET   ACTIVI-                          (LOSS)                                      AVERAGE   MENT    AVERAGE
            ASSET   TIES         DISTRIBUTIONS        ON                               RATIO OF    NET   INCOME     NET
            VALUE  ------  -----------------------  INVEST-    NET              NET    EXPENSES   ASSETS   TO     ASSETS
            BEGIN-  NET      NET    NET    TOTAL     MENTS    ASSET            ASSETS,    TO     EXCLUD-  AVER-   EXCLUD-
             NING  INVEST- INVEST-  REAL-   DIS-   AND CAP-   VALUE,           END OF  AVERAGE    ING     AGE      ING     PORTFOLIO
             OF     MENT     MENT   IZED   TRIBU- ITAL TRANS- END OF   TOTAL   PERIOD     NET      FEE    NET      FEE     TURNOVER
           PERIOD  INCOME   INCOME  GAIN   TIONS    ACTIONS   PERIOD  RETURN+  (000)    ASSETS   WAIVERS ASSETS  WAIVERS      RATE
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------
NEW YORK MUNICIPAL BOND FUND
-----------------------------
  CLASS A
  2000*    $ 9.77  $0.19  $(0.19) $   --  $(0.19) $(0.15)    $ 9.62    0.41% $ 33,480   0.60%    0.90%   3.95%     3.65%     0.02%
  1999      10.05   0.35   (0.35)     --   (0.35)  (0.28)      9.77    0.68    21,562   0.60     0.92    3.60      3.28     17.85
  1998 (1)  10.00     --      --      --      --    0.05      10.05    0.55     1,375   0.60     0.87    2.27      2.00      0.92

-------------------------------
CALIFORNIA MUNICIPAL BOND FUND
-------------------------------
  CLASS A
  2000*    $ 9.96  $0.19  $(0.19) $   --  $(0.19) $(0.11)    $ 9.85    0.83% $117,010   0.60%    0.88%   3.90%     3.62%    15.84%
  1999      10.07   0.33   (0.33)  (0.02)  (0.35)  (0.09)      9.96    2.40    64,469   0.60     0.90    3.43      3.13    105.21
  1998 (2)  10.00   0.01   (0.01)     --   (0.01)   0.07      10.07    0.78     2,158   0.60     0.87    2.73      2.46        --

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.  TOTAL
    RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D SHARES.
  * FOR THE SIX MONTH PERIOD ENDED FEBRUARY 29, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(1) THE NEW YORK MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 18, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) THE CALIFORNIA MUNICIPAL BOND FUND--CLASS A COMMENCED OPERATIONS ON AUGUST 19, 1998. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.

    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THIS PAGE LEFT BLANK INTENTIONALLY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

1. ORGANIZATION
SEI Tax Exempt Trust (the "Trust"), was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eleven funds: the Tax Free Fund, the California Tax Exempt Fund, the Institutional Tax Free Fund, the Pennsylvania Tax Free Fund, Ohio Tax Free Fund (collectively "the Money Market Funds"), the Intermediate-Term Municipal Fund, the Pennsylvania Municipal Bond Fund, the Massachusetts Municipal Bond Fund, the New Jersey Municipal Bond Fund, the New York Municipal Bond Fund, and the California Municipal Bond Fund (collectively "the Fixed Income Funds"). The Ohio Tax Free Fund had not commenced operations as of February 29, 2000. the Trust is registered to offer five classes of shares: Class A, Class B, Class C, Class D and Class CNI. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The assets of each fund are segregated and a shareholder's interest is limited to the fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds.
     SECURITY VALUATION -- Investment securities of each Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums on securities are accreted and amortized ratably to maturity.
     The market value for each security for each Fixed Income Fund is obtained from an independent pricing service. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the accompanying financial statements.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.
     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. In general, it is computed by dividing the assets of each fund, less its liabilities, by the number of outstanding shares of the Fund.
     CLASSES -- Class-specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.
     USES OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

3. TRANSACTIONS WITH AFFILIATES
The Trust and SEI Investments Fund Management (the "Manager") are parties to a Management Agreement dated May 23, 1986, under which the manager provides management, administrative and shareholder services to the Funds for an annual fee of .36% each of the average daily net assets of the Tax Free, Institutional Tax Free and Pennsylvania Tax Free Funds, .23% of the average daily net asset value of the California Tax Exempt Fund, .24% of the average daily net asset value of the Intermediate-Term Municipal, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, and .35% of the average daily net asset value of the Pennsylvania Municipal Bond Fund. However, the Manager has voluntarily agreed to waive a portion of its fee so that total expenses of each Fund will not exceed certain annual expense limitations.
     For the period September 1, 1995 to April 30, 1996, SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acted as the distributor of the shares of the Trust under distribution plans which provide for the Trust to reimburse certain distribution-related expenses incurred by the Distributor.
     Effective May 1, 1996, SEI Investments Distribution Co. continued to act as the distributor of the shares of the Trust under new Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C and Class CNI shareholder servicing plans (the "Shareholder Servicing Plans") provide for servicing fees payable to the Distributor of up to .25% of the average daily net assets attributable to that particular class. For Class CNI, no such fees were levied since the inception of the plan. Such fees may be levied in the future when the Funds are operating below their voluntary expense caps. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to
 .05% and .25%, respectively, of the average daily nets assets attributable to that class. The Trust has adopted a distribution plan for its Class D and Class CNI shares pursuant to which a 12b-1 fee of up to .25% and .50%, respectively, of the average daily net assets attributable to that particular class of Class D and CNI Class shares will be paid to the Distributor. Under each of the plans adopted by the Trust, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
     Certain officers of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4. INVESTMENT ADVISORY
Weiss, Peck, & Greer L.L.C. ("WPG") acts as the Investment Adviser on behalf of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Funds. For its services, WPG receives a monthly fee equal to an annual rate of .05% of the combined daily net assets up to $500 million,
 .04% on the next $500 million and .03% of such assets in excess of $1 billion of the Tax Free, the California Tax Exempt, the Institutional Tax Free and the Pennsylvania Tax Free Funds. Prior to January 1, 1996, WPG also served

-------------------------------------------------------------------------------
SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

as the Investment Adviser on behalf of the Intermediate-Term Municipal
Fund. For the period January 1, 1996 to April 15, 1996, Standish Ayer & Wood ("SAW") acted as the Investment Adviser on behalf of the Intermediate-Term Municipal Fund. Commencing April 16, 1996, SEI Investments Management Corporation ("SIMC") was appointed as the Investment Adviser of the Intermediate-Term Municipal Fund. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .33% of the Fund's average daily net assets. Sub-Advisory services are provided to SIMC for the Intermediate-Term Municipal Fund by SAW pursuant to a sub-advisory agreement dated April 16, 1996. SIMC is responsible for the supervision of, and payment of fees to, SAW in connection with their services.
     Deutsche Asset Management, Inc. ("DAM") acts as the Investment Adviser of the Pennsylvania Municipal Bond Fund. For its services, DAM receives a monthly fee equal to an annual rate of .20% of the average daily net assets of the Fund.
     SIMC acts as the Investment Adviser to the New York, New Jersey, Massachusetts and California Municipal Bond Funds. For its services, SIMC receives a monthly fee equal to an annual rate of .33% of the average daily net assets of the Funds.
     Van Kampen Management Inc. ("Van Kampen"), acts as investment sub-adviser on behalf of the New Jersey and the California Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.
     SAW acts as an investment sub-adviser on behalf of the New York and Massachusetts Municipal Bond Funds and is party to an investment sub-advisory agreement with the Trust and SIMC dated June 25, 1998.
     SIMC is responsible for the supervision of, and payment of fees, to Van Kampen and SAW in connection with their services to these Funds.

5. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments for the period ended February 29, 2000, were as follows:

                INTERMEDIATE-
                  TERM        PENNSYLVANIA  MASSACHUSETTS
                 MUNICIPAL       MUNICIPAL    MUNICIPAL
                   FUND          BOND FUND    BOND FUND
                  (000)           (000)        (000)
               ------------   ------------  ------------
Purchases         $137,371      $ 3,718      $ 5,601
Sales               61,105       10,051        1,482

                 NEW JERSEY    NEW YORK    CALIFORNIA
                  MUNICIPAL    MUNICIPAL    MUNICIPAL
                  BOND FUND    BOND FUND    BOND FUND
                    (000)        (000)        (000)
                -----------    ----------  -----------
Purchases          $20,794      $12,203      $61,279
Sales                6,809       25,277       12,109

     The aggregate gross unrealized appreciation on securities in which there was an excess of market value over cost, the aggregate gross unrealized depreciation on securities in which there was an excess of cost over market value and the net unrealized appreciation (depreciation) at February 29, 2000, for each Fund are as follows:

                 INTERMEDIATE-
                     TERM     PENNSYLVANIA  MASSACHUSETTS
                   MUNICIPAL    MUNICIPAL     MUNICIPAL
                     FUND       BOND FUND     BOND FUND
                     (000)        (000)         (000)
                   ---------- ------------  --------------
Aggregate gross
   unrealized
   appreciation   $  1,600      $   569        $   3
Aggregate gross
   unrealized
   depreciation    (18,259)      (3,002)        (816)
                  --------      -------        -----
Net unrealized
   depreciation   $(16,659)     $(2,433)       $(813)
                  ========      =======        =====

                  NEW JERSEY    NEW YORK     CALIFORNIA
                   MUNICIPAL    MUNICIPAL     MUNICIPAL
                   BOND FUND    BOND FUND     BOND FUND
                     (000)        (000)         (000)
                   ---------   ----------    ----------
Aggregate gross
   unrealized
   appreciation      $  32       $   49        $ 308
Aggregate gross
   unrealized
   depreciation       (750)      (1,043)      (2,222)
                     -----       ------       ------
Net unrealized
   depreciation      $(718)      $ (994)     $(1,914)
                     =====       ======      =======
78

--------------------------------------------------------------------------------


6. LINE OF CREDIT
The Fixed Income Funds have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Funds equal to 110% of such borrowings which may not exceed 10% of the Funds' total assets. During the period ended February 29, 2000, no borrowings were made from this line of credit.

7. CONCENTRATION OF CREDIT RISK
The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.
     The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.
     Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements (letters of credit or guarantees issued by third party domestic or foreign banks or other institutions).

8. IN-KIND REDEMPTION
     On June 21, 1999, CNI Class Shareholder liquidated its full position of 470,670,698 shares in the California Tax-Exempt Fund CNI Class and received a portion of its redemption through the transfer of securities (in-kind) for a value of $463,608,725 with the remainder in cash of $7,061,973.

NOTES TO FINANCIAL STATEMENTS (concluded)
-------------------------------------------------------------------------------

SEI TAX EXEMPT TRUST -- FEBRUARY 29, 2000 (UNAUDITED)

9. SHARE TRANSACTIONS (000):
                        ---------------------    -------------------    ---------------------
                                                      CALIFORNIA            INSTITUTIONAL
                               TAX FREE              TAX EXEMPT              TAX FREE
                                 FUND                  FUND                    FUND
                        ---------------------    -------------------    ---------------------
                           2000        1999         2000     1999         2000      1999
                        ---------  ----------    ---------   -------    ---------   ---------
SHARES ISSUED AND REDEEMED:
Class A:
Shares Issued           2,870,751   3,657,826      65,703    418,028   2,529,523   4,535,456
Shares Issued in
  Lieu of Cash
  Distributions             4,343       4,222          76        191       1,972       2,794
Shares Redeemed        (2,763,789) (3,553,080)    (76,602)  (435,351) (2,521,912) (4,565,492)
                      ----------- -----------   ---------  ---------   ---------  ----------
Total Class A
  Transactions            111,305     108,968     (10,823)   (17,132)      9,583     (27,242)
                      ----------- -----------   ---------  ---------   ---------  ----------
Class B:
Shares Issued                  --          --         350      1,398      81,643     213,631
Shares Issued in
  Lieu of Cash
  Distributions                --          --          --         --         385       1,300
Shares Redeemed                --          --        (187)      (891)    (89,304)   (252,619)
                      ----------- -----------   ---------  ---------   ---------  ----------

Total Class B
  Transactions                 --          --         163        507      (7,276)    (37,688)
                      ----------- -----------   ---------  ---------   ---------  ----------
Class C:
Shares Issued                  --          --          --         --      97,831     184,115
Shares Issued in
  Lieu of Cash
  Distributions                --          --          --         --          --          --
Shares Redeemed                --          --          --         --     (95,886)   (168,768)
                      ----------- -----------   ---------  ---------   ---------  ----------
Total Class C
  Transaction                  --          --          --         --       1,945      15,347
                      ----------- -----------   ---------  ---------   ---------  ----------
Class D:
Shares Issued                  --          --          --         --          --          --
Shares Issued in
  Lieu of Cash
  Distributions                --          --          --         --          --          --
Shares Redeemed                --          (1)         --         --          --          --
                      ----------- -----------   ---------  ---------   ---------  ----------
Total Class D
  Transactions                 --          (1)         --         --          --          --
                      ----------- -----------   ---------  ---------   ---------  ----------
Class CNI (1):
Shares Issued                  --          --          --  1,050,353          --          --
Shares Issued in
  Lieu of Cash
  Distributions                --          --          --      5,539          --          --
Shares Redeemed                --          --          -- (1,529,995)         --          --
                      ----------- -----------   ---------  ---------   ---------  ----------
Total CNI Class
  Transactions                 --          --          --  (474,103)          --          --
                      ----------- -----------   ---------  ---------   ---------  ----------
Increase (Decrease)
  in Capital Shares       111,305     108,967     (10,660)  (490,728)      4,252     (49,583)
                      =========== ===========   =========  =========   =========  ==========


(1)  CALIFORNIA  TAX EXEMPT FUND CNI CLASS SHARES WERE FULLY LIQUIDATED ON JUNE 21, 1999.

 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
80

-----------------------------------------------------------------------------------------------------------------------------------
------------------  ------------------  -------------    ---------------   ------------------    --------------    ---------------
                                         PENNSYLVANIA     MASSACHUSETTS         NEW JERSEY          NEW YORK          CALIFORNIA
    PENNSYLVANIA     INTERMEDIATE-TERM    MUNICIPAL        MUNICIPAL            MUNICIPAL           MUNICIPAL          MUNICIPAL
    TAX FREE FUND     MUNICIPAL FUND       BOND FUND        BOND FUND           BOND FUND           BOND FUND          BOND FUND
------------------  ------------------  -------------    ---------------   ------------------    --------------    ---------------
  2000       1999     2000     1999      2000    1999     2000     1999      2000       1999      2000     1999     2000     1999
-------   --------  ------    ------    -----  ------    ------    -----   --------   -------    -----   ------    -------  ------


 80,726   216,649   22,238    33,732    1,563   1,840       764    2,109      2,559     2,903    1,793    2,539      6,078   7,064
    227       366    1,153     1,697       52      37        39       35         59        41       55       42        165      98
(84,670) (232,976) (14,361)  (21,531)    (457)    (83)     (310)    (413)    (1,090)     (568)    (574)    (512)      (845)   (902)
-------  --------  -------   -------   ------  ------      ----    -----     -----     ------   ------   ------      -----   -----
 (3,717)  (15,961)   9,030    13,898    1,158   1,794       493    1,731      1,528     2,376    1,274    2,069      5,398   6,260
-------  --------  -------   -------   ------  ------      ----    -----     ------    ------   ------   ------      -----   -----

     --        --       --        --    1,110   2,744        --       --         --        --       --       --         --      --
     --        --       --        --       34      62        --       --         --        --       --       --         --      --
     --        --       --        --   (3,094) (2,009)       --       --         --        --       --       --         --      --
-------  --------  -------   -------   ------  ------      ----    -----     ------    ------   ------   ------      -----   -----

     --        --       --        --   (1,950)    797        --       --         --        --       --       --         --      --
-------  --------  -------   -------   ------  ------      ----    -----     ------    ------   ------   ------      -----   -----

     --        --       --        --       --      --        --       --         --        --       --       --         --      --
     --        --       --        --       --      --        --       --         --        --       --       --         --      --
     --        --       --        --       --      --        --       --         --        --       --       --         --      --
-------  --------  -------   -------   ------  ------      ----    -----     ------    ------   ------   ------      -----   -----
     --        --       --        --       --      --        --       --         --        --       --       --         --      --
-------  --------  -------   -------   ------  ------      ----    -----     ------    ------   ------   ------      -----   -----

     --        --       --        --       --      --        --       --         --        --       --       --         --      --
     --        --       --        --       --      --        --       --         --        --       --       --         --      --
     --        --       --        --       --      --        --       --         --        --       --       --         --      --
-------  --------  -------   -------   ------  ------      ----    -----     ------    ------   ------   ------      -----   -----
     --        --       --        --       --      --        --       --         --        --       --       --         --      --
-------  --------  -------   -------   ------  ------      ----    -----     ------    ------   ------   ------      -----   -----

     --        --       --        --       --      --        --       --         --        --       --       --         --      --
     --        --       --        --       --      --        --       --         --        --       --       --         --      --
     --        --       --        --       --      --        --       --         --        --       --       --         --      --
-------  --------  -------   -------   ------  ------      ----    -----     ------    ------   ------   ------      -----   -----
     --        --       --        --       --      --        --       --         --        --       --       --         --      --
-------  --------  -------   -------   ------  ------      ----    -----     ------    ------   ------   ------      -----   -----
 (3,717)  (15,961)   9,030    13,898     (792)  2,591       493    1,731      1,528     2,376    1,274    2,069      5,398   6,260
=======   =======  =======   =======   ======  ======      ====    =====     ======    ======   ======   ======      =====   =====



                                                                                                                              81

                                      NOTES
-------------------------------------------------------------------------------

                                      NOTES
-------------------------------------------------------------------------------

                                      NOTES
-------------------------------------------------------------------------------

-------------------------
SEI TAX EXEMPT TRUST
-------------------------
SEMI-ANNUAL REPORT
-------------------------
FEBRUARY 29, 2000


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
SENIOR VICE PRESIDENT, ASSISTANT SECRETARY
James Foggo
VICE PRESIDENT, ASSISTANT SECRETARY
Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY
Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY
Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY
Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY




INVESTMENT ADVISERS
Deutsche Asset Management, Inc.
PENNSYLVANIA MUNICIPAL BOND FUND
SEI Investments Management Corporation:
INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
CALIFORNIA MUNICIPAL BOND FUND

Weiss, Peck & Greer L.L.C.:
TAX FREE FUND
CALIFORNIA TAX EXEMPT FUND
INSTITUTIONAL TAX FREE FUND
PENNSYLVANIA TAX FREE FUND

SUB-ADVISERS
Standish, Ayer & Wood, Inc.
INTERMEDIATE-TERM MUNICIPAL FUND
MASSACHUSETTS MUNICIPAL BOND FUND
NEW YORK MUNICIPAL BOND FUND
Van Kampen Management Inc.
CALIFORNIA MUNICIPAL BOND FUND
NEW JERSEY MUNICIPAL BOND FUND

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP

THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1[BULLET]800[BULLET]DIAL[BULLET]SEI/1[BULLET] 800[BULLET]342[BULLET]5734

(LOGO) [GRAPHIC OMITTED]
Investments
Distribution
Co.
Oaks, PA 19456
800-DIAL-SEI/800-342-5734





SEI-F-090-07